   AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON April 26, 2000
                                                Registration No. 333-5827
                                                Registration No. 811-7645
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                  ___________

                                    FORM N-4

                          REGISTRATION STATEMENT UNDER
                           THE SECURITIES ACT OF 1933

                     (GROUP VARIABLE ANNUITY I, II & III)

                        Pre-Effective Amendment No.         [_]

                         Post-Effective Amendment No. 7     [X]

                                    AND/OR

                         REGISTRATION STATEMENT UNDER
                      THE INVESTMENT COMPANY ACT OF 1940

                               Amendment No. 17             [X]

                                  ___________


                  LINCOLN NATIONAL VARIABLE ANNUITY ACCOUNT L
                          (Exact Name of Registrant)
                  THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
                              (Name of Depositor)
                           1300 South Clinton Street
                                 P.O. Box 1110

                           Fort Wayne, Indiana  46802
              (Address of Depositor's Principal Executive Offices)

        DEPOSITOR'S TELEPHONE NUMBER, INCLUDING AREA CODE:  219-455-2000

                        ELIZABETH A. FREDERICK, ESQUIRE
                  The Lincoln National Life Insurance Company
                            1300 S. Clinton Street
                                 P.O. Box 1110
                        Fort Wayne, Indiana 46802
                (Name and Complete Address of Agent for Service)

                                    Copy to:

                        Kimberly J. Smith, Esquire
                       Sutherland Asbill & Brennan LLP
                        1275 Pennsylvania Avenue, N.W.
                         Washington, D.C.  20004-2404

It is proposed that this filing will become effective (check appropriate box)


     [_]  immediately upon filing pursuant to paragraph (b) of Rule 485

     [X]  on May 1, 2000, pursuant to paragraph (b) of Rule 485

     [ ]  60 days after filing pursuant to paragraph (a)(1) of Rule 485

     [_]  on ________________ pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

     [_] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                     Title of securities being registered:
    Interests in a separate account under group variable annuity contracts.


Pursuant to Rule 429 under the Securities Act of 1933, as amended, the prospectus and statement of additional information included herein also relate to the registrant's registration statements on Form N-4 (File No. 333-04999 and File No. 333-05815).

Lincoln National Variable Annuity Account L
Group Variable Annuity Contracts I, II, & III

Servicing Office:                        Home Office:
Lincoln National Life Insurance Company  Lincoln National Life Insurance
P.O. Box 9740                            Company
Portland, ME 04104                       1300 South Clinton Street
(800) 341-0441                           Fort Wayne, IN 46802

www.LincolnLife.com
This Prospectus describes group annuity contracts and individual certificates issued by Lincoln National Life Insurance Company (Lincoln Life). They are for use with qualified and non-qualified retirement plans. Generally, neither the contractowner nor the individual participant pays federal income tax on the contract's growth until it is paid out. The contract is designed to accumulate account value and, as permitted by the plan for which the contractowner pur-chases the contract, to provide retirement income that a participant cannot outlive or for an agreed upon time. These benefits may be a variable or fixed amount or a combination of both. If a participant dies before the annuity com-mencement date, we pay the beneficiary or the plan a death benefit.

If the contractowner gives certain rights to plan participants, we issue active life certificates to them. Participants choose whether account value accumu-lates on a variable or a fixed (guaranteed) basis or both. If a participant al-locates contributions to the fixed account, we guarantee principal and a mini-mum interest rate.

All contributions for benefits on a variable basis will be placed in Lincoln National Variable Annuity Account L (variable annuity account [VAA]). The VAA is a segregated investment account of Lincoln Life. If a participant puts all or some contributions into one or more of the contract's subaccounts, the par-ticipant takes all the investment risk on the account value and the retirement income. If the selected subaccounts make money, account value goes up; if they lose money, it goes down. How much it goes up or down depends on the perfor-mance of the selected subaccounts. We do not guarantee how any of the subaccounts or their funds will perform. Also, neither the U.S. Government nor any federal agency insures or guarantees the investment in the contract.

The available subaccounts, and the funds in which they invest, are listed be-low. The contractowner decides which of these subaccounts are available under the contract for participant allocations. For more information about the in-vestment objectives, policies and risks of the funds please refer to the Pro-spectuses for the funds.

Balanced Account -- American Century Variable Portfolios, Inc.: VP Balanced Small Cap Growth Account -- Baron Capital Funds Trust: Baron Capital Asset Fund Insurance Shares
Index Account -- Dreyfus Stock Index Fund
Small Cap Account -- Dreyfus Variable Investment Fund: Small Cap Portfolio Growth I Account -- Fidelity Variable Insurance Products Fund: Growth Portfolio Initial Class
Equity-Income Account -- Fidelity Variable Insurance Products Fund: Equity-Income Portfolio Initial Class
Asset Manager Account -- Fidelity Variable Insurance Products Fund II: Asset Manager Portfolio Initial Class
Global Growth Account -- Janus Aspen Series: Worldwide Growth Portfolio
Mid Cap Growth I Account -- Lincoln National Aggressive Growth Fund, Inc. Social Awareness Account -- Lincoln National Social Awareness Fund, Inc.
Mid Cap Value Account -- Neuberger Berman Advisers Management Trust: Partners Portfolio
International Stock Account -- T. Rowe Price International Series, Inc.

This Prospectus gives you information about the contracts and certificates that contractowners and participants should know before investing. Please review the Prospectuses for the funds, and keep them for reference.

Neither the SEC nor any state securities commission has approved the contracts or determined that this Prospectus is accurate and complete. Any representation to the contrary is a criminal offense.

A Statement of Additional Information (SAI), dated the same date as this Pro-spectus, has more information about the contracts and certificates. Its terms are made part of this Prospectus. For a free copy, write: Lincoln National Life Insurance Company, P.O. Box 9740, Portland, ME 04104, or call 1-800-341-0441. The SAI and other information about Lincoln Life and Account L are also avail-able on the SEC's web site (http://www.sec.gov). There is a table of contents for the SAI on the last page of this Prospectus.

May 1, 2000

Table of Contents

                                             Page
-------------------------------------------------
Special Terms                                  2
-------------------------------------------------
Expense Tables                                 3
-------------------------------------------------
Summary                                        5
-------------------------------------------------
Condensed Financial Information                7
-------------------------------------------------
Investment Results                             8
-------------------------------------------------
Financial Statements                           8
-------------------------------------------------
The Lincoln National Life Insurance Company    8
-------------------------------------------------
Fixed Side of the Contract                     8
-------------------------------------------------
Variable Annuity Account (VAA)                 8
-------------------------------------------------
Investments of the VAA                         9
-------------------------------------------------
Description of the Funds                       9
-------------------------------------------------
Charges and Other Deductions                  11
-------------------------------------------------

                                               Page
---------------------------------------------------
The Contracts                                   13
---------------------------------------------------
Annuity Payouts                                 17
---------------------------------------------------
Federal Tax Matters                             18
---------------------------------------------------
Voting Rights                                   22
---------------------------------------------------
Distribution of the Contracts                   22
---------------------------------------------------
Return Privilege                                22
---------------------------------------------------
State Regulation                                22
---------------------------------------------------
Records and Reports                             22
---------------------------------------------------
Other Information                               22
---------------------------------------------------
Group Variable Annuity Contracts I, II, & III
Statement of Additional Information
Table of Contents                               23
---------------------------------------------------

Special Terms

Account or variable annuity account (VAA)--The segregated investment account, Account L, into which Lincoln Life sets aside and invests the assets for the variable side of the contracts offered in this Prospectus.

Account value--At a given time before the annuity commencement date, the value of all accumulation units for a contract plus the value of the fixed side of the contract.

Accumulation unit--A measure used to calculate account value for the variable side of the contract.

Annuitant--The person on whose life the annuity benefit payments made after an annuity commencement date are based.

Annuity commencement date--The date on which Lincoln Life makes the first an-nuity payout to the annuitant.

Annuity payout--An amount paid at regular intervals after the annuity com-mencement date under one of several options available to the annuitant and/or any other payee. This amount may be paid on a variable or fixed basis, or a combination of both.

Annuity unit--A measure used to calculate the amount of each annuity payout for the variable side of the contract after an annuity commencement date.

Beneficiary--The person the participant chooses to receive any death benefit paid if the participant dies before the annuity commencement date.

Contractowner--The party named on the group annuity contract (for example, an employer, a retirement plan trust, an association, or other entity allowed by law).

Contributions--Amounts paid into the contract.

Death benefit--An amount payable to a designated beneficiary if a participant dies before his or her annuity commencement date.

Lincoln Life (we, us our)--The Lincoln National Life Insurance Company.

Participant--An employee or other person affiliated with the contractowner on whose behalf we maintain an account under the contract.

Participation year--A period beginning with one participation anniversary and ending the day before the next participation anniversary, except for the first participation year which begins with the participation date.

Plan--The retirement program that an employer offers to its employees for which a contract is used to accumulate funds.

Subaccount--The portion of the VAA that reflects investments in accumulation and annuity units of a class of a particular fund available under the con-tracts. There is a separate subaccount which corresponds to each fund.

Valuation date--Each day the New York Stock Exchange (NYSE) is open for trad-ing.

Valuation period--The period starting at the close of trading (currently nor-mally 4:00 p.m. New York time) on each day that the NYSE is open for trading (valuation date) and ending at the close of such trading on the next valuation date.

Expense Tables

Contractowner transaction expenses for GVA I, II, & III:

  The maximum surrender charge (contingent deferred sales charge)
  as a percentage of the gross withdrawal amount: GVA I GVA II GVA III
                                                    5%    6%     None

The surrender charge percentage is reduced over time. The later the redemption occurs, the lower the surrender charge with respect to that surrender or with-drawal.

Contract fees for GVA I, II, & III:

  Annual administration charge (per participant): $25

  Loan establishment fee (per loan): $50

  Systematic withdrawal option fee: $30

The annual administration charge may be paid by an employer on behalf of par-ticipants. It is not charged during the annuity period.

We may reduce or waive these charges in certain situations. See Fixed Side of the Contract, Charges and Other Deductions and Systematic withdrawal options.

--------------------------------------------------------------------------------
Account L annual expenses for GVA I, II, & III subaccounts:

(as a percentage of daily net asset value):

"Standard" mortality and expense risk charge: 1.00%

"Breakpoint" mortality and expense risk charge: .75%

Contracts issued with respect to plans meeting specified eligibility require-ments will generally impose a lower "breakpoint" mortality and expense risk charge, as shown above and described in detail under Charges and Other Deduc-tions.

Annual expenses of the funds for the year ended December 31, 1999:
(as a percentage of each fund's average net assets):

                                                      Management     12b-1      Other        Total
                                                      fees       +   fees   +   Expenses =   Expenses
-----------------------------------------------------------------------------------------------------
 1. American Century - VP Balanced                       0.90%       0.00%        0.00%        0.90%
-----------------------------------------------------------------------------------------------------
 2. Baron Capital Funds Trust:
  Baron Capital Asset Fund Insurance Shares/1/           0.62        0.25         0.63         1.50
-----------------------------------------------------------------------------------------------------
 3. Dreyfus Stock Index Fund                             0.25        0.00         0.01         0.26
-----------------------------------------------------------------------------------------------------
 4. Dreyfus VIF: Small Cap Portfolio                     0.75        0.00         0.03         0.78
-----------------------------------------------------------------------------------------------------
 5. Fidelity VIP - Growth Portfolio Initial Class        0.58        0.00         0.08         0.66
-----------------------------------------------------------------------------------------------------
 6. Fidelity VIP - Equity-
  Income Portfolio Initial Class                         0.48        0.00         0.09         0.57
-----------------------------------------------------------------------------------------------------
 7. Fidelity VIP II - Asset Manager Initial Class        0.53        0.00         0.10         0.63
-----------------------------------------------------------------------------------------------------
 8. Janus Aspen Series:
  Worldwide Growth Portfolio Institutional Shares/2/     0.65        0.00         0.05         0.70
-----------------------------------------------------------------------------------------------------
 9. Lincoln National Aggressive Growth Fund              0.73        0.00         0.14         0.87
-----------------------------------------------------------------------------------------------------
10. Lincoln National Social Awareness Fund               0.33        0.00         0.05         0.38
-----------------------------------------------------------------------------------------------------
11. Neuberger Berman AMT: Partners Portfolio             0.80        0.00         0.07         0.87
-----------------------------------------------------------------------------------------------------
12. T. Rowe Price International Series                   1.05        0.00         0.00         1.05
-----------------------------------------------------------------------------------------------------

/1/The Adviser is contractually obligated to reduce its fee to the extent re-quired to limit Baron Capital Asset Fund's total operating expenses to 1.5% for the first $250 million of assets in the Fund, 1.35% for Fund assets over $250 million and 1.25% for Fund assets over $500 million. Without the expense limitations, total operating expenses for the Fund for the period January 1, 1999 through December 31, 1999 would have been 1.88%.

/2/Expenses are based upon expenses for the fiscal year ended December 31, 1999, restated to reflect a reduction in the management fee for the Worldwide Growth Portfolio.

Examples
(expenses of the subaccounts and the funds):

If you surrender your contract at the end of the time period shown, you would pay the following expenses on a $1,000 investment, assuming a 5% annual return:

                                                                        Standard*
                                      GVA I                            GVA II                              GVA III
                         ------------------------------- ----------------------------------- -----------------------------------
                         1 year 3 years 5 years 10 years 1 year  3 years  5 years  10 years  1 year  3 years  5 years  10 years
                         ------ ------- ------- -------- ------- -------- -------- --------- ------- -------- -------- ---------
 1. American
    Century - VP
    Balanced              $74    $124    $177     $270     $83     $130     $181     $320      $24     $73      $125     $268
--------------------------------------------------------------------------------------------------------------------------------
 2. Baron
    Capital
    Funds Trust:
    Baron
    Capital
    Asset Fund
    Insurance
    Shares                 80     141     205     329      88      147      209       376      30       91      155       327
--------------------------------------------------------------------------------------------------------------------------------
 3. Dreyfus
    Stock Index
    Fund                   68     106     146     203      77      112      150       256      17       54       93       202
--------------------------------------------------------------------------------------------------------------------------------
 4. Dreyfus VIF:
    Small Cap
    Portfolio              73     121     171     258      82      127      175       308      23       70      119       256
--------------------------------------------------------------------------------------------------------------------------------
 5. Fidelity VIP
    - Growth
    Portfolio
    Initial
    Class                  72     117     166     245      81      123      169       297      21       66      113       244
--------------------------------------------------------------------------------------------------------------------------------
 6. Fidelity VIP
    - Equity
    Income
    Portfolio
    Initial
    Class                  71     115     161     236      80      121      165       288      20       63      109       234
--------------------------------------------------------------------------------------------------------------------------------
 7. Fidelity VIP
    II - Asset
    Manager
    Initial
    Class                  72     116     164     242      80      123      168       294      21       65      112       241
--------------------------------------------------------------------------------------------------------------------------------
 8. Janus Aspen
    Series:
    Worldwide
    Growth
    Portfolio              72     119     168     250      81      125      171       300      22       67      115       248
--------------------------------------------------------------------------------------------------------------------------------
 9. Lincoln
    National Aggressive
    Growth Fund            74     123     176     267      83      129      179       317      23       72      124       265
--------------------------------------------------------------------------------------------------------------------------------
10. Lincoln
    National
    Social
    Awareness
    Fund                   69     109     152     216      78      115      155       268      19       57       99       214
--------------------------------------------------------------------------------------------------------------------------------
11. Neuberger
    Berman AMT:
    Partners
    Portfolio              74     123     176     267      83      129      179       317      23       72      124       265
--------------------------------------------------------------------------------------------------------------------------------
12. T. Rowe
    Price
    International
    Series                 76     129     184     285      84      135      188       334      25       78      133       283
--------------------------------------------------------------------------------------------------------------------------------

If you do not surrender your contract, you would pay the following expenses on a $1,000 investment, assuming a 5% annual return:

                                                                 Standard*
                               GVA I                            GVA II                              GVA III
                  ------------------------------- ----------------------------------- -----------------------------------
                  1 year 3 years 5 years 10 years 1 year  3 years  5 years  10 years  1 year  3 years  5 years  10 years
                  ------ ------- ------- -------- ------- -------- -------- --------- ------- -------- -------- ---------
 1. American
    Century - VP
    Balanced       $23     $70    $120     $257     $21     $65      $111     $240      $24     $73      $125     $268
-------------------------------------------------------------------------------------------------------------------------
 2. Baron
    Capital
    Funds Trust:
    Baron
    Capital
    Asset Fund
    Insurance
    Shares          29     88      150     316      27       83      141       300      30       91      155       327
-------------------------------------------------------------------------------------------------------------------------
 3. Dreyfus
    Stock Index
    Fund            16     50       87     189      15       45       78       171      17       54       93       202
-------------------------------------------------------------------------------------------------------------------------
 4. Dreyfus VIF:
    Small Cap
    Portfolio       21     66      114     244      20       61      105       227      23       70      119       256
-------------------------------------------------------------------------------------------------------------------------
 5. Fidelity VIP
    - Growth
    Portfolio
    Initial
    Class           20     63      107     232      19       57       99       214      21       66      113       244
-------------------------------------------------------------------------------------------------------------------------
 6. Fidelity VIP
    - Equity
    Income
    Portfolio
    Initial
    Class           19     60      103     222      18       55       94       205      20       63      109       234
-------------------------------------------------------------------------------------------------------------------------
 7. Fidelity VIP
    II - Asset
    Manager
    Initial
    Class           20     62      106     229      18       57       97       211      21       65      112       241
-------------------------------------------------------------------------------------------------------------------------
 8. Janus Aspen
    Series:
    Worldwide
    Growth
    Portfolio       21     64      109     236      19       59      101       219      22       67      115       248
-------------------------------------------------------------------------------------------------------------------------
 9. Lincoln
    National
    Aggressive
    Growth Fund     22     69      118     254      21       64      110       237      23       72      124       265
-------------------------------------------------------------------------------------------------------------------------
10. Lincoln
    National
    Social
    Awareness
    Fund            17     54       93     202      16       49       84       184      19       57       99       214
-------------------------------------------------------------------------------------------------------------------------
11. Neuberger
    Berman AMT:
    Partners
    Portfolio       22     69      118     254      21       64      110       237      23       72      124       265
-------------------------------------------------------------------------------------------------------------------------
12. T. Rowe
    Price
    International
    Series          24     74      127     272      22       69      119       255      25       78      133       283
-------------------------------------------------------------------------------------------------------------------------


We provide these examples, which are unaudited, to show the direct and indirect costs and expenses of the contract.

For more information, see Charges and Other Deductions in this Prospectus, and in the Prospectuses for the funds. Premium taxes may also apply, although they do not appear in the examples. These examples should not be considered a repre-sentation of past or future expenses. Actual expenses may be more or less than those shown.

* Examples shown may be less for plans qualifying for "breakpoint" mortality and expense risk charge.

Summary

What kind of contracts are these? They are group variable annuity contracts be-tween the contractowner and Lincoln Life. They may provide for a fixed annuity and/or a variable annuity. This Prospectus describes the variable side of the contracts. See The Contracts.

What is the variable annuity account (VAA)? It is a separate account we estab-lished under Indiana insurance law, and registered with the SEC as a unit in-vestment trust. VAA assets are allocated to one or more subaccounts, according to your investment choices. VAA assets are not chargeable with liabilities arising out of any other business which Lincoln Life may conduct. See the Vari-able Annuity Account.

What are the contract's investment choices? Based on instructions, the VAA ap-plies contributions to buy fund shares in one or more of the investment funds of the subaccounts: American Century Variable Portfolios, Inc.: VP Balanced; Baron Capital Funds Trust: Baron Capital Asset Fund; Dreyfus Stock Index Fund; Dreyfus Variable Investment Fund: Small Cap Portfolio; Fidelity Variable Insur-ance Products Fund: Growth Portfolio; Fidelity Variable Insurance Products
Fund: Equity-Income Portfolio; Fidelity Variable Insurance Products Fund II:
Asset Manager Portfolio; Janus Aspen Series: Worldwide Growth Portfolio; Lin-coln National Aggressive Growth Fund, Inc.; Lincoln National Social Awareness Fund, Inc.; Neuberger Berman Advisers Management Trust: Partners Portfolio; and
T. Rowe Price International Series, Inc. In turn, each fund holds a portfolio of securities consistent with its investment policy. See the Variable Annuity Account and Description of the Funds for a description of the subaccounts.

Who advises the funds? American Century Investment Management, Inc. is the in-vestment advisor of American Century VP Balanced. BAMCO, Inc. is advisor to the Baron fund. The investment advisor of the Dreyfus funds is The Dreyfus Corpora-tion, New York, NY. The investment advisor of the Fidelity funds is Fidelity Management & Research Company, Boston, MA. Janus Capital Corporation is the ad-visor to the Janus fund. Lincoln Investments, Inc. is the investment advisor of the Lincoln funds; Neuberger Berman Management Incorporated is the investment advisor to the Neuberger Berman fund. Putnam Investments is sub-advisor to the Lincoln National Aggressive Growth Fund and Vantage Investment Advisors is sub-advisor to the Lincoln National Social Awareness Fund. T. Rowe Price-Fleming International, Inc. is investment advisor of the T. Rowe Price International Series. See Description of the Funds.

How do the contracts work? If we approve the application, we will send the contractowner a contract. When participants make contributions, they buy accu-mulation units. If the participant decides to purchase retirement income pay-ments, we convert accumulation units to annuity units. Retirement income pay-ments will be based on the number of annuity units received and the value of each annuity unit on payout days. See The Contracts.

What charges do I pay under the contract? If participants in GVA I or GVA II withdraw account value, a surrender charge of 0-5% or 0-6%, respectively, of the gross withdrawal amount applies depending upon how many participation years the participant has been in the contract. We may reduce or waive surrender charges in certain situations. See Surrender Charges for GVA I and GVA II.

There is no surrender charge for GVA III.

We charge an annual administration charge of $25 per participant account.

We will deduct any applicable premium tax from contributions or account value at the time the tax is incurred or at another time we choose.

We apply an annual charge totaling 1.00% "standard", or .75% "breakpoint", to the daily net asset value of the VAA. See Charges and Other Deductions.

We may charge $50 to set up a participant loan and $30 to establish a system-atic withdrawal option.

We may waive these charges in certain situations.

The funds' investment management fees, 12b-1 fees, expenses and expense limita-tions, if applicable, are more fully described in the Prospectuses for the funds.

What contributions are necessary, and how often? Contributions made on behalf of participants may be in any amount unless the contractowner or the plan has a minimum amount. See The Contracts--Contributions.

How will annuity payouts be calculated? If a participant decides to annuitize, they select an annuity option and start receiving retirement income payments from the contract as a fixed option or variable option or a combination of both. See Annuity payout options. Remember that participants in the VAA benefit from any gain, and take a risk of any loss, in the value of the securities in the funds' portfolios.

What happens if a participant dies before he or she annuitizes? The beneficiary has options as to how any death benefit is paid. See The Contracts--Death bene-fit before the annuity commencement date.

May participants transfer account value between subaccounts, and between the VAA and the fixed account? Before the annuity commencement date, yes, subject to the terms of the plan. See The Contracts--Transfers on or before the annuity commencement date.

May a participant withdraw account value? Yes, during the accumulation period, subject to contract requirements, to the restrictions of any plan, and to cer-tain restrictions under GVA III. See Charges and Other Deductions. Under GVA III, a participant may not transfer more than 20% of his or her fixed account holdings to the VAA each year, unless the participant intends to liquidate their fixed ac-count value. Under GVA III, liquidation of the entire fixed account value must be over 5 annual installments. See Fixed account withdrawal/ transfer limits for GVA III. The contractowner must also approve participant withdrawals under
Section 401(a) plans and plans subject to Title I of ERISA. Certain charges may apply. See Charges and Other Deductions. A portion of withdrawal proceeds may be taxable. In addition, a 10% Internal Revenue Service (IRS) tax penalty may apply to distributions before age 59 1/2. A withdrawal also may be subject to 20% withholding. See Federal Tax Matters.

Do participants get a free look at their certificates? A participant under a
Section 403(b) or 408 plan and certain non-qualified plans can cancel the ac-tive life certificate within ten days (in some states longer) of the date the participant receives the certificate. The participant needs to give notice to our servicing office. We will refund the participant's contributions less with-drawals, or for the variable side of the contract if greater, the participant's account balance on the day we receive the written notice. See Return Privilege.

Condensed Financial Information

The financial data included below should be read along with the financial statements of the VAA and the related data included in the SAI.

Accumulation unit values (For an accumulation unit outstanding throughout the period)

                                                                1999
                                                        --------------------
                                  1996    1997   1998
                                 ------- ------ ------- Standard Breakpoint+
--------------------------------------------------------------------------------
Asset Manager Account*
 . Beginning of period unit
 value.........................  $16.309 17.267  20.583  23.445    24.279
 . End of period unit value.....  $17.267 20.583  23.445  25.787    25.819
 . End of period number of units
 (000's omitted)...............       25  4,471   4,638   4,152       251
--------------------------------------------------------------------------------
Balanced Account*
 . Beginning of period unit
 value.........................  $15.698 16.213  18.550  21.263    21.702
 . End of period unit value.....  $16.213 18.550  21.263  23.168    23.198
 . End of period number of units
 (000's omitted)...............        2  1,267   1,269   1,099        94
--------------------------------------------------------------------------------
Equity-Income Account*
 . Beginning of period unit
 value.........................  $14.763 15.790  19.985  22.087    24.433
 . End of period unit value.....  $15.790 19.985  22.087  23.252    23.281
 . End of period number of units
 (000's omitted)...............       10  3,608   4,155   3,856       182
--------------------------------------------------------------------------------
Global Growth Account**
 . Beginning of period unit
 value.........................                 $10.000  12.520    13.979
 . End of period unit value.....                 $12.520  20.385    20.410
 . End of period number of units
 (000's omitted)...............                      75   1,054        74
--------------------------------------------------------------------------------
Growth I Account*
 . Beginning of period unit
 value.........................  $22.793 23.220  28.328  39.122    44.085
 . End of period unit value.....  $23.220 28.328  39.122  53.234    53.301
 . End of period number of units
 (000's omitted)...............        8  4,982   5,291   5,554       151
--------------------------------------------------------------------------------
Index Account*
 . Beginning of period unit
 value.........................  $21.013 22.705  29.827  37.861    41.583
 . End of period unit value.....  $22.705 29.827  37.861  45.208    45.265
 . End of period number of units
 (000's omitted)...............        3  3,317   3,913   3,815       352
--------------------------------------------------------------------------------
International Stock Account*
 . Beginning of period unit
 value ........................  $11.687 12.276  12.503  14.342    14.861
 . End of period unit value.....  $12.276 12.503  14.342  18.931    18.955
 . End of period number of units
 (000's omitted)...............        5  1,837   2,049   1,818       122
--------------------------------------------------------------------------------
Mid Cap Growth I Account**
 . Beginning of period unit
 value.........................                 $10.000  12.454    12.865
 . End of period unit value.....                 $12.454  17.563    17.585
 . End of period number of units
 (000's omitted)...............                      19   1,486       202
--------------------------------------------------------------------------------
Mid Cap Value Account**
 . Beginning of period unit
 value.........................                 $10.000  11.861    13.254
 . End of period unit value.....                 $11.861  12.609    12.625
 . End of period number of units
 (000's omitted)...............                      27     150        21
--------------------------------------------------------------------------------
Small Cap Account*
 . Beginning of period unit
 value.........................  $14.854 15.286  17.632  16.856    18.723
 . End of period unit value ....  $15.286 17.632  16.856  20.552    20.578
 . End of period number of units
 (000's omitted)...............       12  3,524   3,954   3,430       192
--------------------------------------------------------------------------------
Small Cap Growth Account**
 . Beginning of period unit
 value.........................                 $10.000  13.218    15.583
 . End of period unit value ....                 $13.218  17.775    17.800
 . End of period number of units
 (000's omitted)...............                      27     460        23
--------------------------------------------------------------------------------
Social Awareness Account**
 . Beginning of period unit
 value.........................                 $10.000  12.791    13.358
 . End of period unit value ....                 $12.791  14.619    14.637
 . End of period number of units
 (000's omitted)...............                      33   1,107        88
--------------------------------------------------------------------------------
Pending Allocation Account*
 . Beginning of period unit
 value.........................  $11.123 11.277  11.894  12.544    12.843
 . End of period unit value.....  $11.277 11.894  12.544  13.192    13.195
 . End of period number of units
 (000's omitted)...............        1     30      17      12         0
--------------------------------------------------------------------------------

+Breakpoint unit values commenced on June 29, 1999.

*The Sub-Account indicated commenced operations on September 26, 1996.

**The Sub-Account indicated commenced operation on October 1, 1998.

Investment Results

At times, the VAA may compare its investment results to various unmanaged in-dices or other variable annuities in reports to shareholders, sales literature and advertisements. The results will be calculated on a total return basis for various periods, with or without surrender charges. Results calculated without surrender charges will be higher. Total returns include the reinvestment of all distributions, which are reflected in changes in unit value. See the SAI for further information.

Financial Statements

The financial statements for the VAA and Lincoln Life are located in the SAI. For a free copy of the SAI, complete and mail the enclosed form, or call 1-800-341-0441.

The Lincoln National Life Insurance Company

Lincoln Life was founded in 1905 and is organized under Indiana law. We are one of the largest stock life insurance companies in the United States. We are owned by Lincoln National Corp. (LNC) which is also organized under Indiana law. LNC's primary businesses are insurance and financial services.

Fixed Side of the Contract

Contributions allocated to the fixed account become part of Lincoln Life's general account, and do not participate in the investment experience of the VAA. The general account is subject to regulation and supervision by the Indi-ana Insurance Department as well as the insurance laws and regulations of the jurisdictions in which the contracts are distributed.

In reliance on certain exemptions, exclusions and rules, Lincoln Life has not registered interests in the general account as a security under the Securities Act of 1933 (1933 Act) and has not registered the general account as an in-vestment company under the Investment Company Act of 1940 (1940 Act). Accord-ingly, neither the general account nor any interests in it are subject to reg-ulation under the 1933 Act or the 1940 Act. Lincoln Life has been advised that the staff of the SEC has not made a review of the disclosures which are in-cluded in this Prospectus which relate to our general account and to the fixed side of the contract. These disclosures, however, may be subject to certain provisions of the federal securities laws relating to the accuracy and com-pleteness of statements made in the Prospectus. This Prospectus is generally intended to serve as a disclosure document only for aspects of the contract involving the VAA, and therefore contains only selected information regarding the fixed side of the contract. Complete details regarding the fixed side of the contract can be found in the contract.

Contributions allocated to the fixed account are guaranteed to be credited with a minimum interest rate, specified in the contract, of at least 3.0%. A contribution allocated to the fixed side of the contract is credited with in-terest beginning on the next calendar day following the date of receipt if all participant data is complete. Lincoln Life may vary the way in which it cred-its interest to the fixed side of the contract from time to time.

ANY INTEREST IN EXCESS OF 3.0% WILL BE DECLARED IN ADVANCE IN LINCOLN LIFE'S SOLE DISCRETION. PARTICIPANTS BEAR THE RISK THAT NO INTEREST IN EXCESS OF 3.0% WILL BE DECLARED.

Under GVA III, special limits apply to transfers and withdrawals from the fixed account. See Fixed account withdrawal/transfer limits for GVA III.

If the Plan permits loans, then during the participant's accumulation period, the participant may apply for a loan by completing a loan application that we provide. The participant's account balance in the fixed account secures the loan. Loans are subject to restrictions imposed by the IRC, Title I of the Em-ployee Retirement Income Security Act of 1974 (ERISA), and the participant's plan. For plans subject to Title I of ERISA, the initial amount of a partici-pant loan cannot exceed the lesser of 50% of the participant's vested account balance in the fixed account or $50,000 and must be at least $1,000. For plans not subject to Title I of ERISA, a participant may borrow up to $10,000 of his or her vested account balance. A participant may have only one loan outstand-ing at a time and may not take more than one loan in any six-month period. Amounts serving as collateral for the loan are not subject to the minimum in-terest rate under the contract and will accrue interest at a rate below the loan interest rate provided in the contract. Under certain contracts, a fee of up to $50 may be charged for a loan. More information about loans and loan in-terest rates is in the contract, the active life certificates, the annuity loan agreement and is available from us.

Variable Annuity Account (VAA)

On April 29, 1996, the VAA was established as an insurance company separate account under Indiana law. It is registered with the SEC as a unit investment trust under the provisions of the 1940 Act. The SEC does not supervise the VAA or Lincoln Life. The VAA is a segregated investment account, meaning that its assets may not be charged with liabilities resulting from any other business that we may conduct. Income, gains and losses, whether realized or not, from assets allocated to the VAA are, in accordance with the applicable annuity contracts, credited to or charged against the VAA. They are credited or charged without regard to any other income, gains or losses of Lincoln Life. The VAA satisfies the definition of a separate account under the federal secu-rities laws. We do not guarantee the investment performance of the VAA. Any in-vestment gain or loss depends on the investment performance of the funds. You assume the full investment risk for all amounts placed in the VAA.

Investments of the VAA

The contractowner decides which of the subaccounts available under the contract will be available for participant allocations. There is a separate subaccount which corresponds to each fund. Participant allocations may be changed without penalty or charges. Shares of the funds will be sold at net asset value with no initial sales charge to the VAA in order to fund the contracts. The funds are required to redeem fund shares at net asset value on our request. We reserve the right to add, delete, or substitute funds.

Each fund, described below, is an investment vehicle for insurance company sep-arate accounts. Certain funds offered as part of this contract have similar in-vestment objectives and policies to other portfolios managed by the fund's ad-visor. The investment results of the funds, however, may be higher or lower than the results of other portfolios that are managed by the advisor. There can be no assurance, and no representation is made, that the investment results of any of the funds will be comparable to the investment results of any other portfolio managed by the advisor.

Description of the Funds

Following are brief summaries of the investment objectives and policies of the funds, and a description of their managers. Each fund is subject to certain in-vestment policies and restrictions which may not be changed without a majority vote of shareholders of that fund. More detailed information can be obtained from the current Prospectus for the fund, which is included in this booklet. There is no assurance that any of the funds will achieve its stated objective.

1. American Century Variable Portfolios, Inc.--American Century VP Balanced seeks capital growth and current income. Its investment team intends to maintain approximately 60% of the portfolio's assets in common stocks that are considered by its manager to have better than average prospects for ap-preciation and the balance in bonds and other fixed income securities. Amer-ican Century Investment Management, Inc. is the investment manager of this portfolio.

2. Baron Capital Funds Trust--Baron Capital Asset Fund's investment objective is to purchase stocks, judged by the advisor, to have the potential of in-creasing their value at least 50% over two subsequent years, although that goal may not be achieved. BAMCO, Inc. serves as the Fund's investment advi-sor.

3. Dreyfus Stock Index Fund is a non-diversified index fund that seeks to match the total return of the Standard & Poor's 500 Composite Stock Price Index. The Fund is neither sponsored by nor affiliated with Standard & Poor's Cor-poration. The Dreyfus Corporation acts as the Fund manager and Mellon Equity Associates, an affiliate of Dreyfus, is the Fund index manager.

4. Dreyfus Variable Investment Fund--Small Cap Portfolio seeks to maximize cap-ital appreciation by investing primarily in common stocks of domestic and foreign issuers with market capitalizations of less than $1.5 billion at the time of purchase. The portfolio manager seeks companies believed to be char-acterized by new or innovative products or services which should enhance prospects for growth in future earnings. The Portfolio may also invest in special situations such as corporate restructurings, mergers or acquisi-tions. The Dreyfus Corporation serves as the Portfolio's investment adviser.

5. Fidelity Variable Insurance Products Fund (VIP)--Growth Portfolio seeks long-term capital appreciation. The Portfolio normally purchases common stocks. Fidelity Management & Research Company ("FMR") is the manager of this portfolio.

6. Fidelity Variable Insurance Products Fund (VIP)--Equity-Income Portfolio seeks reasonable income by investing primarily in income-producing equity securities, with some potential for capital appreciation, seeking a yield that exceeds the composite yield on the securities comprising the Standard and Poor's 500 Index (S&P 500). FMR is the investment manager of this port-folio.

7. Fidelity Variable Insurance Products Fund II (VIP II)--Asset Manager Portfo-lio seeks high total return with reduced risk over the long term by allocat-ing its assets among domestic and foreign stocks, bonds and short-term money market instruments. FMR is the investment manager of this portfolio.

8. Janus Aspen Series--Worldwide Growth Portfolio seeks long-term growth of capital in a manner consistent with the preservation of capital. The Portfo-lio pursues its objective by investing primarily in common stocks of compa-nies of any size throughout the world. The Portfolio normally invests in is-suers from at least 5 different countries, including the U.S. The Portfolio may at times invest in fewer than five countries or even a single country. Janus Capital Corporation serves as the Fund's investment advisor.

9. Lincoln National Aggressive Growth Fund, Inc. seeks to maximize capital ap-preciation. The fund invest in stocks of small, lesser known companies which have a chance to grow significantly in a short time. Lincoln Investment* is the fund's investment advisor, and Putnam Investments is the fund's invest-ment sub-advisor.

10. Lincoln National Social Awareness Fund, Inc. seeks long-term capital appre-ciation. The fund buys stocks of established companies which adhere to cer-tain specific social criteria. Lincoln Investment Management, Inc. (Lincoln Investment*) is the fund's investment advisor and Vantage Investment Advi-sors is the fund's investment sub-advisor.

11. Neuberger Berman Advisers Management Trust--Partners Portfolio seeks capi-tal growth by investing mainly in common stocks of mid- to large-capital-ization established companies using the value-oriented investment approach. Neuberger Berman Management Incorporated serves as the Fund's investment advisor. Neuberger Berman, LLC serves as the Fund's investment sub-advisor.

12. T. Rowe Price International Series, Inc.--T. Rowe Price International Stock Portfolio seeks long-term growth of capital through investments primarily in common stocks of established, non-U.S. companies. Rowe Price-Fleming In-ternational, Inc. is the investment manager of this portfolio.

Fidelity VIP--Money Market Portfolio seeks to obtain as high a level of current income as is consistent with preserving capital and providing liquidity. For more information about the Portfolio into which initial contributions are in-vested pending Lincoln Life's receipt of a complete order, see The Contracts.

*Lincoln Investments has informed the funds to which it provides advisory serv-ices that it intends to merge into a newly created series of its affiliate, Delaware Management Business Trust, during the second or third quarter of 2000. Lincoln Investments does not expect the merger to result in any change in the level of advisory services that it currently provides to these funds, although there may be some changes in, and additions to, personnel. See the prospectuses for these funds for more information.

As compensation for their services to the fund, the investment advisors receive a fee from the fund, which is accrued daily and paid monthly or quarterly. This fee is based on the net assets of each fund, defined under Purchase and Redemp-tion of Shares, in the Prospectus for the fund.

With respect to a fund, the advisor and/or distributor, or an affiliate there-of, may compensate Lincoln Life (or an affiliate) for administrative, distribu-tion, or other services. Some funds may compensate us more than other funds. It is anticipated that such compensation will be based on assets of the particular fund attributable to the contracts along with certain other variable contracts issued or administered by Lincoln Life (or an affiliate).

Sale of shares by the funds
We will purchase shares of the funds at net asset value and direct them to the appropriate subaccounts of the VAA. We will redeem shares of the appropriate funds to pay annuity payouts, death benefits, surrender/ withdrawal proceeds or for other purposes described in the contract. If a participant wants to trans-fer all or part of his or her account balance from one subaccount to another, we redeem shares held in the first and purchase shares of the other. The shares are retired, but they may be reissued later.

Shares of the funds are not sold directly to the general public. They are sold to Lincoln Life and may be sold to other insurance companies for investment of assets of the subaccounts established by those insurance companies to fund variable annuity and variable life insurance contracts.

When a fund sells shares both to variable annuity and to variable life insur-ance separate accounts, it is engaging in mixed funding. When a fund sells shares to separate accounts of unaffiliated life insurance companies, it is en-gaging in shared funding.

The funds may engage in mixed and shared funding. Due to differences in redemp-tion rates or tax treatment, or other considerations, the interests of various contractowners participating in a fund could conflict. The funds' Directors or Trustees will monitor for the existence of any material conflicts, and deter-mine what action, if any, should be taken. See the Prospectuses of the funds.

Reinvestment of dividends and capital gain distributions
All dividend and capital gain distributions of the funds are automatically reinvested in shares of the distributing funds at their net asset value on the date of distribution. Dividends are not paid out to contractowners as additional units, but are reflected as changes in unit values.

Addition, deletion or substitution of investments
We reserve the right, within the law, to make additions, deletions and substi-tutions for the funds in which the VAA participates. (We may substitute shares of other funds for shares already purchased, or to be purchased in the future, under the contract. This substitution might occur if shares of a fund should no longer be available, or if investment in any fund's shares should become inap-propriate, in the judgment of our management, for the purposes of the con-tract.) We cannot substitute shares without approval by the SEC. We will also notify contractowners and participants.

Charges and Other Deductions

We will deduct the charges described below to cover our costs and expenses, services provided, and risks assumed under the contracts. We will incur cer-tain costs and expenses for distribution and administration of the contracts and for providing the benefits payable thereunder. More particularly, our ad-ministrative services include: processing applications and enrollment forms and issuing the contracts and active life certificates, processing purchases and redemptions of fund shares as required, maintaining records, administering annuity payout options, furnishing accounting and valuation services (includ-ing the calculation and monitoring of daily subaccount values), reconciling and depositing cash receipts, providing contract confirmations, providing toll-free inquiry services and furnishing telephone fund transfer services. The risks we assume include: the risk that annuitants receiving annuity payouts under the contract will live longer than we assumed when we calculated our guaranteed rates (these rates cannot be changed); the risk that death ben-efits paid will exceed actual participant account balances (less outstanding loans); the risk that more participants than expected will qualify for waiver of the surrender charge under GVA I or GVA II; and the risk that our costs in providing the services will exceed our revenues from contract charges which we cannot change. The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the de-scription of the charge. For example, the surrender charge collected under GVA I or GVA II may not fully cover all of the sales and distribution expenses ac-tually incurred by us.

Deductions from the VAA for GVA I, II, & III
We deduct from the VAA an amount, computed daily, which is equal to a maximum annual rate of 1.00% or .75% of the daily net asset value. The charge is a mortality and expense risk charge. It is assessed during the accumulation pe-riod and during the annuity period, even though during the annuity period, we bear no mortality risk on annuity options that do not have life contingencies.

Contracts eligible for the lower, or "breakpoint", mortality and expense risk charge are those contracts which, either at issue or after issue and at the end of a calendar quarter, satisfy eligibility criteria anticipated to result in lower issue and administrative costs for us over time. Such criteria in-clude, for example, expected size of account value and contributions, adminis-trative simplicity, and/or limited competition. For cases not eligible for the lower mortality and risk expense charge at issue, the lower charge will be im-plemented on the calendar quarter-end valuation date following the end of the calendar quarter in which the contract becomes eligible for the lower charge. We periodically modify the criteria for eligibility. Modifications will not be unfairly discriminatory against any person. Contact your agent for our current eligibility criteria.

Annual administration charge
During the accumulation period, we currently deduct $25 (or the balance of the participant's account, if less) per year from each participant's account bal-ance on the last business day of the month in which a participant anniversary occurs. We also deduct the charge from a participant's account balance if the participant's account is totally withdrawn. The charge may be increased or de-creased.

Surrender charge for GVA I and GVA II*

Under GVA I and GVA II, a surrender charge applies (except as described below) to total or partial withdrawals of a participant's account balance during the accumulation period as follows:

During Participation Year                     GVA I                                       GVA II
-------------------------                     -----                                       ------
      1-5                                      5%                                          6%
      6                                        5%                                          3%
      7                                        4%                                          3%
      8                                        3%                                          3%
      9                                        2%                                          3%
      10                                       1%                                          3%
      11-15                                    0%                                          1%
      16 and later                             0%                                          0%

* There is no surrender charge taken on withdrawals from GVA III.

The surrender charge is imposed on the gross withdrawal amount, and is de-ducted from the subaccounts and the fixed account in proportion to the amount withdrawn from each. We do not impose a surrender charge on death benefits, or on account balances converted to an annuity payout option. For any partici-pant, the surrender charge will never exceed 8.5% of the cumulative contribu-tions to the participant's account.

We impose the surrender charge on GVA I and GVA II to compensate us for the loss we experience on our distribution costs when a participant withdraws ac-count value before distribution costs have been recovered. We may also recover distribution costs from other contract charges, including the mortality and expense risk charge.

Fixed account waiver of surrender charges and withdrawal/transfer limits

Under certain conditions, a participant may withdraw part or all of his or her fixed account balance without incurring a surrender charge under GVA I or GVA II, or without being subject to the fixed account withdrawal/transfer limits under GVA III. We must receive reasonable proof of the condition with the withdrawal request. The chart below shows the standard conditions provided by GVA I, GVA II, and

GVA III, as well as optional conditions the contractowner may or may not make available under the contracts:

      Standard conditionsOptional conditions
-------------------------------------------------------------------------------


GVA I

    . the partici-    . the partici-
      pant has at-      pant has
      tained age        separated
      59 1/2            from service
                        with their
                        employer and
                        is at least
                        55 years of
    . the partici-      age
      pant has
      died

    . the partici-
      pant has in-
      curred a        . the partici-
      disability        pant is ex-
      (as defined       periencing
      under the         financial
      contract)         hardship

    . the partici-
      pant has
      separated
      from service
      with their
      employer


GVA II
    . the partici-    . the partici-
      pant has at-      pant has
      tained age        separated
      59 1/2            from service
                        with their
                        employer

    . the partici-
      pant has
      died

    . the partici-    . the partici-
      pant has in-      pant is ex-
      curred a          periencing
      disability        financial
      (as defined       hardship
      under the
      contract)

    . the partici-
      pant has
      separated
      from service
      with their
      employer and
      is at least
      55 years of
      age

GVA III
    . the partici-    . the partici-
      pant has at-      pant has
      tained age        separated
      59 1/2            from service
                        with their
                        employer and
                        is at least
                        55 years of
                        age
    . the partici-
      pant has
      died

    . the partici-
      pant has in-
      curred a
      disability
      (as defined
      under the
      contract)

    . the partici-
      pant has
      separated
      from service
      with their
      employer

    . the partici-
      pant is ex-
      periencing
      financial
      hardship*

* A GVA III contractowner has the option not to include the financial hardship condition.

Under GVA I and GVA II, a contractowner may also elect an optional contract provision that permits participants to make a withdrawal once each contract year of up to 20% of the participant's account balance without a surrender charge.

Fixed account withdrawal/transfer limits for GVA III

GVA III has no surrender charges, but under GVA III, special limits apply to withdrawals and transfers from the fixed account. During any one calendar year a participant may make one withdrawal from the fixed account, OR one transfer to the VAA from the fixed account, of up to 20% of their fixed account balance.

Participants who want to liquidate their entire fixed account balance or transfer it to the VAA, however, may make one withdrawal or transfer request from their fixed account in each of five consecutive calendar years, according to the following percentages:

Year Request Received                              Percentage of Fixed Account
   By Lincoln Life                                   Available Under GVA III
---------------------                              ---------------------------
         1                                                     20%
         2                                                     25%
         3                                                   33.33%
         4                                                     50%
         5                                                    100%

Each consecutive withdrawal or transfer may not be made more frequently than twelve months apart. This liquidation schedule is also subject to the same conditions as other withdrawals and transfers. We reserve the right to pro-hibit any additional contributions by a participant that notifies us their in-tention to liquidate their fixed account balance and stop contributions to the contract.

In addition, at contract termination certain 403(b) GVA III contracts offer lump sum payouts from the fixed account which may have a market value adjustment. Lump sum payouts will never be less than net contributions accumulated at an annual effective rate of 3%. See The Contract.


A contractowner choosing one or more of the optional provisions may receive a different declared interest rate on the fixed account than will holders of contracts without these provisions.

Deductions for premium taxes
Any premium tax or other tax levied by any governmental entity as a result of the existence of the contracts or the VAA will be deducted from account value when incurred, or at another time of our choosing.

The applicable premium tax rates that states and other governmental entities impose on the purchase of an annuity are subject to change by legislation, by administrative interpretation or by judicial action. The tax ranges from 0% to 5.0% in those states where the tax is imposed.

Other charges and deductions
There are deductions from and expenses paid out of the assets of the under-lying funds that are more fully described in the Prospectuses for the funds.

We may impose a $50 fee to establish a participant loan from the fixed ac-count, and loans are subject to loan interest charges. In addition, we may im-pose a $30 fee to set up a systematic withdrawal option for a participant.

Additional information
The annual administration charge and surrender charge described previously may be reduced or eliminated under a particular contract. However, these charges will be reduced only to the extent that we anticipate lower distribution and/or ad-ministrative expenses, or that we perform fewer sales or administrative serv-ices than those originally contemplated in establishing the levels of those charges. Lower distribution and/or administrative expenses may be the result of economies associated with (i) the size of a particular group; (ii) an ex-isting relationship with the contractowner or employer; (iii) the use of mass enrollment procedures; (iv) the performance of administrative or sales func-tions by the employer; or (v) the use by an employer of automated techniques in submitting contributions or information relating to contributions on behalf of its employees. In addition, an employer may pay the annual administration charge on behalf of participants under a contract, or by election impose this charge only on participants with account balances in the VAA.

The Contracts

Purchase of the contracts
We designed the contracts for employers and other entities to enable partici-pants and employers to accumulate funds for retirement programs meeting the requirements of the following Sections of the Internal Revenue Code of 1986, as amended (tax code): 401(a), 403(b), 408 and other related sections, as well as for programs offering non-qualified annuities. An employer, association or trustee in some circumstances, may apply for a contract by completing an ap-plication and returning it to us. If we accept the application, the contractowner or an affiliated employer can forward contributions on behalf of employees who then become participants under the contracts. For plans that have allocated rights to the participant, we will issue to each participant a separate active life certificate that describes the basic provisions of the contract to each participant.

Contributions
Contractowners generally forward contributions to us for investment. Depending on the plan, the contributions may consist of salary reduction contributions, employer contributions or post-tax contributions.

Contributions may accumulate on either a guaranteed or variable basis selected from those subaccounts made available by the contractowner.

Contributions made on behalf of participants may be in any amount unless there is a minimum amount set by the contractowner or plan. A contract may require the contractowner to contribute a minimum annual amount on behalf of all par-ticipants. Annual contributions under qualified plans may be subject to maxi-mum limits imposed by the tax code. Annual contributions under non-qualified plans may be limited by the terms of the contract.

Subject to any restrictions imposed by the plan or the tax code, we will ac-cept transfers from other contracts and qualified rollover contributions.

Section 830.205 of the Texas Education Code provides that employer or state contributions (other than salary reduction contributions) on behalf of partic-ipants in the Texas Optional Retirement Program ("ORP") vest after one year of participation in the program. We will return employer contributions to the contractowner for those employees who terminate employment in all Texas insti-tutions of higher education before becoming vested. During this first partici-pation year in the ORP, ORP Participants may only direct employer and state contributions to the fixed account.

Contributions must be in U.S. funds, and all withdrawals and distributions un-der the contract will be in U.S. funds. If a bank or other financial institu-tion does not honor the check or other payment method used for a contribution, we will treat the contribution as invalid. All allocation and subsequent transfers resulting from the invalid contributions will be reversed and the party responsible for the invalid contribution must reimburse us for any losses or expenses resulting from the invalid contribution.

Initial contributions
When we receive a completed enrollment form and all other information neces-sary for processing a contribution, we will price the initial contribution for a participant to his or her account no later than two business days after we receive the contribution.

If we receive contributions without a properly completed enrollment form, we will notify the contractowner and deposit the contributions to the pending al-location account. Within two business days of receipt of a properly completed enrollment form, we will transfer the participant's account balance in the pending allocation account in accordance with the allocation percentages elected on the enrollment form. We will allocate all future contributions in accordance with these percentages until the participant notifies us of a change. If we do not receive a properly completed enrollment form after we send three monthly notices, then we will refund the participant's account bal-ance in the pending allocation account within 105 days of the date of the ini-tial contribution. The pending allocation account invests in Fidelity VIP-- Money Market Portfolio, which is not available as an investment option under the contract. We do not impose the mortality and expense risk charge or the annual administration charge on the pending allocation account. We begin im-posing these charges when we receive a properly completed enrollment form. The participant's participation date will be the date we deposited the partici-pant's contribution into the pending allocation account.

Valuation date

Accumulation units and annuity units will be valued once daily at the close of trading (currently normally 4:00 p.m., New York time) on each day the New York Stock Exchange is open (valua-tion date). On any date other than a valuation date, the accumulation unit value and the annuity unit value will not change.

Allocation of contributions
The contractowner forwards contributions to us, specifying the amount being contributed on behalf of each participant and allocation information in accor-dance with our procedures. Contributions are placed into the VAA's subaccounts, each of which invests in shares of a fund, and/or the fixed ac-count, according to written participant instructions and subject to the plan. The contribution allocation percentage to the subaccounts or the fixed account can be in any whole percent. A participant may allocate contributions to a maximum of ten subaccounts, or to a maximum of nine subaccounts and the fixed account.

Upon allocation to the appropriate subaccount, contributions are converted to accumulation units. The number of accumulation units credited is determined by dividing the amount allocated to each subaccount by the value of an accumula-tion unit for that subaccount on the valuation date on which the contribution is received by us if received before the end of the valuation date (normally 4:00 p.m., New York time). If the contribution is received at or after the end of the valuation date, we will use the accumulation unit value computed on the next valuation date. The number of accumulation units determined in this way is not changed by any subsequent change in the value of an accumulation unit. However, the dollar value of an accumulation unit will vary depending not only upon how well the underlying fund's investments perform, but also upon the ex-penses of the VAA and the underlying funds.

Subject to the terms of the plan, a participant may change the allocation of contributions by notifying us in writing or by telephone in accordance with our published procedures. The change is effective for all contributions re-ceived concurrently with the allocation change form and for all future contri-butions, unless the participant specifies a later date. Changes in the alloca-tion of future contributions have no effect on amounts a participant may have already contributed. Such amounts, however, may be transferred between subaccounts and the fixed account pursuant to the requirements described in "Transfers on or before the annuity commencement date." Allocations of em-ployer contributions may be restricted by the applicable plan.

Valuation of accumulation units
Contributions allocated to the VAA are converted into accumulation units. This is done by dividing each contribution by the value of an accumulation unit for the valuation period during which the contribution is allocated to the VAA. The accumulation unit value for each subaccount was or will be established at the inception of the subaccount. It may increase or decrease from valuation period to valuation period. The accumulation unit value for a subaccount for a later valuation period is determined as follows:

(1) The total value of the fund shares held in the subaccount is calculated by multiplying the number of fund shares owned by the subaccount at the be-ginning of the valuation period by the net asset value per share of the fund at end of the valuation period, and adding any dividend or other dis-tribution of the fund if an ex-dividend date occurs during the valuation period; minus

(2) The liabilities of the subaccount at the end of the valuation period; these liabilities include daily charges imposed on the subaccount, and may include a charge or credit with respect to any taxes paid or reserved for by us that we determine result from the operations of the VAA; and

(3) The result of (2) is divided by the number of subaccount units outstanding at the beginning of the valuation period.

The daily charges imposed on a subaccount for any valuation period are equal to the mortality and expense risk charge multiplied by the number of calendar days in the valuation period.

Transfers on or before the annuity commencement date
Subject to the terms of a plan, a participant may transfer all or a portion of the participant's account balance from one subaccount to another, and between the VAA and the fixed account.

Under GVA III transfers from the fixed account are subject to special limits. See Fixed account withdrawals/ transfer limits for GVA III.

A transfer from a subaccount involves the surrender of accumulation units in that subaccount, and a transfer to a subaccount involves the purchase of accu-mulation units in that subaccount. Subaccount transfers will be done using ac-cumulation unit values determined at the end of the valuation date on which we receive the transfer request. There is no charge for a transfer. We do not re-quire any minimum transfer amount, and do not limit the number of transfers other than for transfers from the fixed account under GVA III.

A transfer may be made by writing to us or, if a Telephone Exchange Authoriza-tion form (available from us) is on file with us, by a toll-free telephone call. In most instances, a transfer between subaccounts can also be made through the Internet Service Center or Voice Response Unit. In order to pre-vent unauthorized or fraudulent telephone transfers, we may require the caller to provide certain identifying information before we will act upon their in-structions. We may also assign the participant a Personal Identification Num-ber (PIN) to serve as identification. We will not be liable for following telephone in-structions we reasonably believe are genuine. Telephone requests may be re-corded and written confirmation of all transfer requests will be mailed to the participant on the next valuation date. If the participant or contractowner de-termines that a transfer was made in error, the contractowner or participant must notify us within 30 days of the confirmation date. Telephone transfers will be processed on the valuation date that they are received when they are received by us before the end of the valuation date (normally 4:00 p.m. New York time).

When thinking about a transfer of account value, the participant should con-sider the inherent risk involved. Frequent transfers based on short-term expec-tations may increase the risk that a transfer will be made at an inopportune time.

Transfers after the annuitycommencement date
We do not permit transfers of a participant's account balance after the annuity commencement date.

Death benefit before the annuity commencement date
The payment of death benefits is governed by the applicable plan and the tax code. The participant may designate a beneficiary during the participant's lifetime and change the beneficiary by filing a written request with us. Each change of beneficiary revokes any previous designation.

If the participant dies before the annuity commencement date, the death benefit paid to the participant's designated beneficiary will be the greater of: (1) the net contributions; or (2) the participant's account balance less any out-standing loan (including principal and due and accrued interest), provided that, if we are not notified of the participant's death within six months of such death, we pay the beneficiary the amount in (2).

We determine the value of the death benefit as of the date on which the death claim is approved for payment. This payment will occur when we receive (1) proof, satisfactory to us, of the death of the participant; (2) written autho-rization for payment; and (3) all required claim forms, fully completed.

If a death benefit is payable, the beneficiary may elect to receive payment of the death benefit either in the form of a lump sum settlement or an annuity payout, or as a combination of these two. If a lump sum settlement is request-ed, the proceeds will be mailed within seven days of receipt of satisfactory claim documentation as discussed previously, subject to the laws and regula-tions governing payment of death benefits. If no election is made within 60 days after we receive satisfactory notice of the participant's death, we will pay a lump sum settlement to the beneficiary at that time. This payment may be postponed as permitted by the 1940 Act.

Payment will be made in accordance with applicable laws and regulations governing payment of death benefits.

Under qualified contracts, if the beneficiary is someone other than the spouse of the deceased participant, the tax code provides that the beneficiary may not elect an annuity which would commence later than December 31st of the calendar year following the calendar year of the participant's death. If a non-spousal beneficiary elects to receive payment in a single lump sum, the tax code pro-vides that such payment must be received no later than December 31st of the fourth calendar year following the calendar year of the participant's death.

If the beneficiary is the surviving spouse of the deceased participant, distri-butions generally are not required under the tax code to begin earlier than De-cember 31st of the calendar year in which the participant would have attained age 70 1/2. If the surviving spouse dies before the date distributions com-mence, then, for purposes of determining the date distributions to the benefi-ciary must commence, the date of death of the surviving spouse is substituted for the date of death of the participant.

Other rules apply to non-qualified annuities. See Federal Tax Matters.

If there is no living named beneficiary on file with us at the time of a par-ticipant's death and unless the plan directs otherwise, we will pay the death benefit to the participant's estate in the form of a lump sum payment, upon re-ceipt of satisfactory proof of the participant's death, but only if we receive proof of death no later than the end of the fourth calendar year following the year of the participant's death. In such case, the value of the death benefit will be determined as of the end of the valuation period during which we re-ceive due proof of death, and the lump sum death benefit generally will be paid within seven days of that date.

Withdrawals
Before the annuity commencement date and subject to the terms of the plan, withdrawals may be made from the subaccounts or the fixed account of all or part of the participant's account balance remaining after deductions for any applicable (1) surrender charge; (2) annual administration charge (imposed on total withdrawals), (3) premium taxes, and (4) outstanding loan.

Converting all or part of the account balance or death benefit to an annuity payout is not considered a withdrawal.

Under GVA III, special limits apply to withdrawals from the fixed account. See Fixed account withdrawal/transfer limits for GVA III.

The account balance available for withdrawal is determined at the end of the valuation period during which we receive the written withdrawal request. Unless a request for withdrawal specifies otherwise, withdrawals will be made from all subaccounts within the VAA and from the fixed account in the same proportion that the amount of withdrawal bears to the total partici-pant account balance. Unless prohibited, withdrawal payments will be mailed within seven days after we receive a valid written request. The payment may be postponed as permitted by the 1940 Act.

There are charges associated with withdrawals of account value. See Charges and Other Deductions.

The tax consequences of a withdrawal are discussed later in this booklet. See Federal Tax Matters.

Total withdrawals. Only participants with no outstanding loans can make a to-tal withdrawal. A total withdrawal of a participant's account will occur when
(a) the participant or contractowner requests the liquidation of the partici-pant's entire account balance, or (b) the amount requested plus any surrender charge results in a remaining participant account balance of an amount less than or equal to the annual administration charge, in which case we treat the request as a request for liquidation of the participant's entire account balance.

Any active life certificate must be surrendered to us when a total withdrawal occurs. If the contractowner resumes contributions on behalf of a participant after a total withdrawal, the participant will receive a new participation date and active life certificate.

Partial withdrawals. A partial withdrawal of a participant's account balance will occur when less than a total withdrawal is made from a participant's ac-count.

Systematic withdrawal option. Participants who are at least age 59 1/2, are separated from service from their employer, or are disabled, and certain spousal beneficiaries and alternate payees who are former spouses, may be eli-gible for a Systematic Withdrawal Option ("SWO") under the contract. Payments are made only from the fixed account. Under the SWO a participant may elect to withdraw either a monthly amount which is an approximation of the interest earned between each payment period based upon the interest rate in effect at the beginning of each respective payment period, or a flat dollar amount with-drawn on a periodic basis. A participant must have a vested pre-tax account balance of at least $10,000 in the fixed account in order to select the SWO. A participant may transfer amounts from the VAA to the fixed account in order to support SWO payments. These transfers, however, are subject to the transfer restrictions imposed by any applicable plan. A one-time fee of up to $30 will be charged to set up the SWO. This charge is waived for total vested pre-tax account balances of $25,000 or more. More information about SWO, including ap-plicable fees and charges, is available in the contracts and active life cer-tificates and from us.

Required minimum distribution program (formerly known as maximum conservation option). Under certain contracts participants who are at least age 70 1/2 may ask us to calculate and pay to them the minimum annual distribution required by Sections 401(a)(9), 403(b)(10) or 408 of the tax code. The participant must complete the forms we require to elect this option. We will base our calcula-tion solely on the participant's account value with us. Participants who se-lect this option are responsible for determining the minimum distributions amount applicable to their non-Lincoln Life contracts.

Withdrawal restrictions. Withdrawals under Section 403(b) contracts are sub-ject to the limitations under Section 403(b)(11) of the tax code and regula-tions thereof and in any applicable plan document. That section provides that withdrawals of salary reduction contributions deposited and earnings credited on any salary reduction contributions after December 31, 1988 can only be made if the participant has (1) died; (2) become disabled; (3) attained age 59 1/2;
(4) separated from service; or (5) incurred a hardship. If amounts accumulated in a Section 403(b)(7) custodial account are deposited in a contract, these amounts will be subject to the same withdrawal restrictions as are applicable to post-1988 salary reduction contributions under the contracts. For more in-formation on these provisions see Federal Tax Matters.

Withdrawal requests for a participant under Section 401(a) plans and plans subject to Title I of ERISA must be authorized by the contractowner on behalf of a participant. All withdrawal requests will require the contractowner's written authorization and written documentation specifying the portion of the participant's account balance which is available for distribution to the par-ticipant.

As required by Section 830.105 of the Texas Education Code, withdrawal re-quests by participants in the Texas Optional Retirement Program ("ORP") are only permitted in the event of (1) death; (2) retirement; (3) termination of employment in all Texas institutions of higher education; or (4) attainment of age 70 1/2. A participant in an ORP contract is required to obtain a certifi-cate of termination from the participant's employer before a withdrawal re-quest can be granted.

For withdrawal requests (other than transfers to other investment vehicles) by participants under plans not subject to Title I of ERISA and non-401(a) plans, the participant must certify to us that one of the permitted distribution events listed in the tax code has occurred (and provide supporting informa-tion, if requested) and that we may rely on this representation in granting the withdrawal request. See Federal Tax Matters. A participant should consult his or her tax adviser as well as review the provisions of their plan before requesting a withdrawal.

A plan and applicable law may contain additional withdrawal or transfer re-strictions.

Withdrawals may have Federal tax consequences. In addition, early withdrawals, as defined under Section 72(q) and 72(t) of the tax code, may be subject to a 10% excise tax.

Amendment of the contract
We reserve the right to amend the contract to meet the requirements of the 1940 Act or other applicable federal or state laws or regulations. The contractowner will be notified in writing of any changes, modifications or waivers.

Commissions
We pay commissions of up to 3.5% of contributions to dealers. In some instanc-es, we may lower commissions on contributions by as much as 3.5% and include a commission of up to .50% of annual contract values (or an equivalent sched-ule). These commissions are not deducted from contributions or account value; they are paid by us.

Ownership
Contractowners have all rights under the contract except those allocated to participants. According to Indiana law, the assets of the VAA are held for the exclusive benefit of all contractowners, participants, and their designated beneficiaries; and the assets of the VAA are not chargeable with liabilities arising from any other business that we may conduct. Qualified contracts and active life certificates may not be assigned or transferred except as permit-ted by ERISA and on written notification to us. In addition, a participant, beneficiary, or annuitant may not, unless permitted by law, assign or encumber any payment due under the contract.

Contractowner questions

The obligations to purchasers under the contracts are those of Lincoln Life. Questions about the contract should be directed to us at 1-800-341-0441 or visit www.LincolnLife.com.

Annuity Payouts

As permitted by the plan, the participant, or the beneficiary of a deceased participant, may elect to convert all or part of the participant's account balance or the death benefit to an annuity payout. The contract provides op-tional forms of annuity payouts (annuity payout options), each of which is payable on a variable basis, a fixed basis or a combination of both as speci-fied. If the contractowner does not give us instructions, we will apply the participant's account balance in the fixed account to a fixed annuity, and ac-count balance in the VAA to a variable annuity.

If the participant's account balance or the beneficiary's death benefit is less than $2,000 or if the amount of the first payout is less than $20, we have the right to cancel the annuity and pay the participant or beneficiary the entire amount in a lump sum.

We may maintain variable annuity payouts in the VAA, or in another separate account of Lincoln Life (variable payout division). We do not impose a charge when the annuity conversion amount is applied to a variable payout division to provide an annuity payout option. The contract benefits and charges for an an-nuity payout option, whether maintained in the VAA or in a variable payout di-vision, are as described in this Prospectus. The selection of funds available through a variable payout division may be different from the funds available through the VAA. If we will maintain a participant's variable annuity payout in a variable payout division, we will provide a Prospectus for the variable payout division before the annuity commencement date.

Under qualified plans, any annuity selected must be payable over a period that does not extend beyond the life expectancy of the participant and the benefi-ciary. If the beneficiary is not the participant's spouse, the present value of payouts to be made to the participant must be more than 50% of the present value of the total payouts to be made to the participant and the beneficiary.

If an annuitant dies before the end of a designated annuity period, the bene-ficiary, if any, or the annuitant's estate will receive any remaining payouts due under the annuity option in effect.

Annuity payout options
Note Carefully: Under the Single Life Annuity and Joint Life Annuity options it would be possible for only one annuity payout to be made if the annuitant(s) were to die before the due date of the second annuity payout; only two annuity payouts if the annuitant(s) were to die before the due date of the third annuity payout; and so forth.

Single Life Annuity. Payouts are made monthly during the lifetime of the annu-itant, and the annuity terminates with the last payout preceding death.

Life Annuity with Guaranteed Periods of 10, 15 or 20 Years. Payouts are made monthly during the lifetime of the annuitant with a monthly payout guaranteed to the beneficiary for the remainder of the selected number of years, if the annuitant dies before the end of the period selected. Payouts under this annu-ity option are smaller than a single life annuity without a guaranteed payout period.

Joint Life Annuity. Payouts are made monthly during the joint lifetime of the annuitant and a designated second person.

Non-Life Annuities. Annuity payouts are guaranteed monthly for the selected number of years. While there is no right to make any total or partial with-drawals during the annuity period, an annuitant or beneficiary who has se-lected this annuity option as a variable annuity may request at any time dur-ing the payout period that the present value of any remaining installments be paid in one lump sum. This lump sum payout will be treated as a total with-drawal during the accumulation period and may be subject to a surrender charge. See

Charges and Other Deductions and Federal Tax Matters.

Additional information
Annuity payout options are only available if consistent with the contract, the plan, the tax code, and ERISA.

The annuity commencement date is the date on which we make the first annuity payout to an annuitant. For plans subject to Section 401(a)(9)(B) of the tax code, a beneficiary must select an annuity commencement date that is not later than one year after the date of the participant's death. A participant or contractowner may select an annuity commencement date for the annuitant, which is shown in the retired life certificate. Selection of an annuity commencement date may be affected by the distribution restrictions under the tax code and the minimum distribution requirements under Section 401(a)(9) of the tax code. See Federal Tax Matters.

You must send us written notice of the selected annuity commencement date, the annuity payout option (including whether fixed or variable), and the annuity conversion amount to be converted on behalf of a participant or beneficiary, at least 30 days before the selected annuity commencement date. If proceeds become available to a beneficiary in a lump sum, the beneficiary may choose any annuity payout option.

The annuity conversion amount is either the participant's account balance or a portion thereof, or the death benefit plus interest, as of the annuity payout calculation date. For a fixed annuity, the annuity commencement date is usu-ally one month after the annuity payout calculation date; subsequent annuity payouts are at one-month intervals from the annuity commencement date. For a variable annuity, the annuity commencement date is ten business days after the initial annuity payout calculation date; subsequent monthly payouts have annu-ity payout calculation dates which are ten business days prior.

Annuity payout calculation
Fixed annuity payouts are determined by dividing the participant's annuity conversion amount in the fixed account as of the initial annuity payout calcu-lation date by the applicable annuity conversion factor (in the contract) for the annuity payout option selected.

Variable annuity payouts will be determined using:

1. The participant's annuity conversion amount in the VAA as of the initial annuity payout calculation date;

2. The annuity conversion factor in the contract;

3. The annuity payout option selected; and

4. The investment performance of the funds selected.

To determine the amount of annuity payouts, we make this calculation:

1. Determine the dollar amount of the first payout; then

2. Credit the retired life certificate with a specific number of annuity units equal to the first payout divided by the annuity unit value; and

3. Calculate the value of the annuity units each period thereafter.

We assume an investment return of a specified percentage per year, as applied to the applicable mortality table. The amount of each annuity payout after the initial payout will depend upon how the underlying fund(s) perform, relative to the assumed rate. If the actual net investment rate (annualized) exceeds the assumed rate, the payment will increase at a proportional rate to the amount of such excess. Conversely, if the actual rate is less than the assumed rate, annuity payouts will decrease. There is a more complete explanation of this calculation in the SAI.

Federal Tax Matters

Introduction

The Federal income tax treatment of the contract is complex and sometimes un-certain. The Federal income tax rules may vary with your particular circum-stances. This discussion does not include all the Federal income tax rules that may affect the contractowner, participant and contract. This discussion also does not address other Federal tax consequences, or state or local tax consequences, associated with the contract. As a result, a contractowner and a participant should always consult a tax advisor about the application of tax rules to their individual situation.

Taxation of nonqualified annuities

This part of the discussion describes some of the Federal income tax rules ap-plicable to nonqualified annuities. A nonqualified annuity is a contract not issued in connection with a qualified retirement plan, such as an IRA or a section 403(b) plan, receiving special tax treatment under the tax code.

Tax deferral on earnings

The Federal income tax law generally does not tax any increase in the contract value until the contractowner or participant receives a contract distribution. However, for this general rule to apply, certain requirements must be satis-fied:

 . An individual must own the contract (or the tax law must treat the contract as owned by an individual).

 . The investments of the VAA must be "adequately diversified" in accordance with IRS regulations.

 . The right to choose particular investments for a contract must be limited.

 . The annuity commencement date must not occur near the end of the annuitant's life expectancy.

Contracts not owned by an individual
If a contract is owned by an entity (rather than an individual) the tax code generally does not treat it as an annuity contract for Federal income tax pur-poses. This means that the entity owning the contract pays tax currently on the excess of the contract value over the contributions for the contract. Ex-amples of contracts where the owner pays current tax on the contract's earn-ings are contracts issued to a corporation or a trust. Exceptions to this rule exist. For example, the tax code treats a contract as owned by an individual if the named owner is a trust or other entity that holds the contract as an agent for an individual. However, this exception does not apply in the case of any employer that owns a contract to provide deferred compensation for its employees.

Investments in the VAA must be diversified

For a contract to be treated as an annuity for Federal income tax purposes, the investments of the VAA must be "adequately diversified." IRS regulations define standards for determining whether the investments of the VAA are ade-quately diversified. If the VAA fails to comply with these diversification standards, the participant could be required to pay tax currently on the ex-cess of the contract value over the contract contributions. Although we do not control the investments of the underlying investment options, we expect that the underlying investment options will comply with the IRS regulations so that the VAA will be considered "adequately diversified."

Restrictions

Federal income tax law limits the contractowner's and the participant's rights to choose particular investments for the contract. Because the IRS has not is-sued guidance specifying those limits, the limits are uncertain and your right to allocate contract values among the subaccounts may exceed those limits. If so, the contractowner and/or participant would be treated as the owner of the assets of the VAA and thus subject to current taxation on the income and gains from those assets. We do not know what limits may be set by the IRS in any guidance that it may issue and whether any such limits will apply to existing contracts. We reserve the right to modify the contract without the contractowner's or participant's consent to try to prevent the tax law from considering them as the owner of the assets of the VAA.

Age at which annuity payouts begin

Federal income tax rules do not expressly identify a particular age by which annuity payouts must begin. However, those rules do require that an annuity contract provide for amortization, through annuity payouts, of the contract's contributions and earnings. If annuity payouts under the contract begin or are scheduled to begin on a date past the annuitant's 85th birthday, it is possi-ble that the tax law will not treat the contract as an annuity for Federal in-come tax purposes. In that event, the contractowner and/or participant would be currently taxable on the excess of the contract value over the contribu-tions of the contract.

Tax treatment of payments
We make no guarantees regarding the tax treatment of any contract or of any transaction involving a contract. However, the rest of this discussion assumes that the contract will be treated as an annuity for Federal income tax pur-poses and that the tax law will not tax any increase in the contract value un-til there is a distribution from the contract.

Taxation of withdrawals and surrenders

A contractowner and/or participant will pay tax on withdrawals to the extent their contract value exceeds contributions in the contract. This income (and all other income from the contract) is considered ordinary income. A higher rate of tax is paid on ordinary income than on capital gains. A contractowner and/or participant will pay tax on a surrender to the extent the amount re-ceived exceeds contributions. In certain circumstances contributions are re-duced by amounts received from the contract that were not included in income.

Taxation of annuity payouts
The tax code imposes tax on a portion of each annuity payout (at ordinary in-come tax rates) and treats a portion as a nontaxable return of contributions in the contract. We will notify you annually of the taxable amount of your an-nuity payout. Once you have recovered the total amount of the purchase payment in the contract, you will pay tax on the full amount of your annuity payouts. If annuity payouts end because of the annuitant's death and before the total amount of the contributions in the contract has been received, the amount not received generally will be deductible.

Taxation of death benefits

We may distribute amounts from the contract because of the death of a partici-pant. The tax treatment of these amounts depends on whether the participant or the annuitant dies before or after the annuity commencement date.

 . Death prior to the annuity commencement date--

 . If the beneficiary receives death benefits under an annuity payout option, they are taxed in the same manner as annuity payouts.

 . If the beneficiary does not receive death benefits under an annuity payout option, they are taxed in the same manner as a withdrawal.

 . Death after the annuity commencement date--

 . If death benefits are received in accordance with the existing annuity pay-out option, they are excludible from income if they do not exceed the con-tributions not yet distributed from the contract. All annuity payouts in excess of the contributions not previously received are includible in in-come.

 . If death benefits are received in a lump sum, the tax law imposes tax on the amount of death benefits which exceeds the amount of contributions not previously received.

Penalty taxes payable on withdrawals, surrenders, or annuity payouts

The tax code may impose a 10% penalty tax on any distribution from the con-tract which the contractowner and/or participant must include in gross income. The 10% penalty tax does not apply if one of several exceptions exists. These exceptions include withdrawals, surrenders, or annuity payouts that:

 . participant receives on or after they reach age 59 1/2,

 . participant receives because they became disabled (as defined in the tax law),

 . a beneficiary receives on or after participant's death, or

 . participant receives as a series of substantially equal periodic payments for their life (or life expectancy).

Special rules if you own more than one annuity contract

In certain circumstances, we must combine some or all of the nonqualified an-nuity contracts a participant owns in order to determine the amount of an an-nuity payout, a surrender, or a withdrawal that a participant must include in income. For example, if a contractowner and/or participant purchase two or more deferred annuity contracts from the same life insurance company (or its affiliates) during any calendar year, the tax code treats all such contracts as one contract. Treating two or more contracts as one contract could affect the amount of a surrender, a withdrawal or an annuity payout that the partici-pant must include in income and the amount that might be subject to the pen-alty tax described above.

Loans and assignments

Except for certain qualified contracts, the tax code treats any amount re-ceived as a loan under a contract, and any assignment or pledge (or agreement to assign or pledge) any portion of a participant's contract value, as a with-drawal of such amount or portion.

Gifting a contract

If the contractowner and/or participant transfer ownership of the contract to a person other than participant's spouse (or to participant's former spouse incident to divorce), and receive a payment less than the contract's value, the participant will pay tax on their contract value to the extent it exceeds the contractowner's and/or participant's contributions not previously re-ceived. The new owner's contributions in the contract would then be increased to reflect the amount included in the contractowner's and/or participant's in-come.

Loss of interest deduction
After June 8, 1997 if a contract is issued to a taxpayer that is not an indi-vidual, or if a contract is held for the benefit of an entity, the entity will lose a portion of its deduction for otherwise deductible interest expenses. This disallowance does not apply if you pay tax on the annual increase in the contract value. Entities that are considering purchasing a contract, or enti-ties that will benefit from someone else's ownership of a contract, should consult a tax advisor.

Qualified retirement plans
We also designed the contracts for use in connection with certain types of re-tirement plans that receive favorable treatment under the tax code. Contracts issued to or in connection with a qualified retirement plan are called "quali-fied contracts." We issue contracts for use with different types of qualified plans. The Federal income tax rules applicable to those plans are complex and varied. As a result, this Prospectus does not attempt to provide more than general information about use of the contract with the various types of quali-fied plans. Persons planning to use the contract in connection with a quali-fied plan should obtain advice from a competent tax advisor.

Types of qualified contracts and terms of contracts
Currently, we issue contracts in connection with the following types of quali-fied plans:

 . Individual Retirement Accounts and Annuities ("Traditional IRAs")

 . Public school system and tax-exempt organization annuity plans ("403(b) plans")

 . Qualified employee pension and profit-sharing plans ("401(a) plans") and qualified annuity plans ("403(a) plans")

We may issue a contract for use with other types of qualified plans in the fu-ture.

We will amend contracts to be used with a qualified plan as generally neces-sary to conform to tax law requirements for the type of plan. However, the rights of a person to any qualified plan benefits may be subject to the plan's terms and conditions, regardless of the contract's terms and conditions. In addition, we are not bound by the terms and conditions of qualified plans to the extent such terms and conditions contradict the contract, unless we con-sent.

Tax treatment of qualified contracts
The Federal income tax rules applicable to qualified plans and qualified con-tracts vary with the type of plan and contract. For example,

 . Federal tax rules limit the amount of contributions that can be made, and the tax deduction or exclusion that may be allowed for the contributions. These limits vary depending on the type of qualified plan and the plan participant's specific circumstances, e.g., the participant's compensation.

 . Under most qualified plans, e.g., 403(b) plans and Traditional IRAs, the par-ticipant must begin receiving payments from the contract in certain minimum amounts by a certain age, typically age 70 1/2. However, these "minimum dis-tribution rules" do not apply to a Roth IRA.

 . Loans are allowed under certain types of qualified plans, but Federal income tax rules prohibit loans under other types of qualified plans. For example, Federal income tax rules permit loans under some section 403(b) plans, but prohibit loans under Traditional and Roth IRAs. If allowed, loans are subject to a variety of limitations, including restrictions as to the loan amount, the loan's duration, and the manner of repayment. Your contract or plan may not permit loans.

Tax treatment of payments

Federal income tax rules generally include distributions from a qualified con-tract in the participant's income as ordinary income. These taxable distribu-tions will include contributions that were deductible or excludible from in-come. Thus, under many qualified contracts, the total amount received is in-cluded in income since a deduction or exclusion from income was taken for con-tributions. There are exceptions. For example, participant does not include amounts received from a Roth IRA in income if certain conditions are satisfied.

Failure to comply with the minimum distribution rules applicable to certain qualified plans, such as Traditional IRAs, will result in the imposition of an excise tax. This excise tax generally equals 50% of the amount by which a mini-mum required distribution exceeds the actual distribution from the qualified plan.

Federal penalty taxes payable on distributions
The tax code may impose a 10% penalty tax on the amount received from the qual-ified contract that must be included in income. The tax code does not impose the penalty tax if one of several exceptions applies. The exceptions vary de-pending on the type of qualified contract purchased. For example, in the case of an IRA, exceptions provide that the penalty tax does not apply to a with-drawal, surrender, or annuity payout:

 . received on or after the participant reaches age 59 1/2,

 . received on or after the participant's death or because of the participant's disability (as defined in the tax law),

 . received as a series of substantially equal periodic payments for the partic-ipant's life (or life expectancy), or

 . received as reimbursement for certain amounts paid for medical care.

These exceptions, as well as certain others not described here, generally apply to taxable distributions from other qualified plans. However, the specific re-quirements of the exception may vary.

Transfers and direct rollovers

In many circumstances, money may be moved between qualified contracts and qual-ified plans by means of a rollover or a transfer. Special rules apply to such rollovers and transfers. If the applicable rules are not followed, participant may suffer adverse Federal income tax consequences, including paying taxes which might not otherwise have had to be paid. A qualified advisor should al-ways be consulted before contractowner or participant move or attempt to move funds between any qualified plan or contract and another qualified plan or con-tract.

The direct rollover rules apply to certain payments (called "eligible rollover distributions") from section 401(a) plans, section 403(a) or (b) plans, HR 10 plans, and contracts used in connection with these types of plans. (The direct rollover rules do not apply to distributions from IRAs). The direct rollover rules require that we withhold Federal income tax equal to 20% of the eligible rollover distribution from the distribution amount, unless participant elects to have the amount directly transferred to certain qualified plans or con-tracts.

Before we send a rollover distribution, we will provide the participant with a notice explaining these requirements and how the 20% withholding can be avoided by electing a direct rollover.

Federal income tax withholding
We will withhold and remit to the IRS a part of the taxable portion of each distribution made under a contract unless the participant notifies us at or be-fore the time of the distribution that tax is not to be withheld. In certain circumstances, Federal income tax rules may require us to withhold tax. At the time a withdrawal, surrender, or annuity payout is requested, we will give the participant an explanation of the withholding requirements.

Tax status of Lincoln Life
Under existing Federal income tax laws, Lincoln Life does not pay tax on in-vestment income and realized capital gains of the VAA. Lincoln Life does not expect that it will incur any Federal income tax liability on the income and gains earned by the VAA. We, therefore, do not impose a charge for Federal in-come taxes. If Federal income tax law changes and we must pay tax on some or all of the income and gains earned by the VAA, we may impose a charge against the VAA to pay the taxes.

Changes in the law
The above discussion is based on the tax code, IRS regulations, and interpreta-tions existing on the date of this Prospectus. However, Congress, the IRS, and the courts may modify these authorities, sometimes retroactively.

Voting Rights

As required by law, we will vote the fund shares held in the VAA at meetings of shareholders of the funds. The voting will be done according to the in-structions of participants that have interests in any subaccounts which invest in the funds. If the 1940 Act or any regulation under it should be amended or if present interpretations should change, and if as a result we determine that we are permitted to vote the fund shares in our own right, we may elect to do so.

The number of votes which the participant has the right to cast will be deter-mined by applying the participant's percentage interest in a subaccount to the total number of votes attributable to the subaccount. In determining the num-ber of votes, fractional shares will be recognized.

Shares held in a subaccount for which no timely instructions are received will be voted by us in proportion to the voting instructions which are received for all contracts participating in that subaccount. Voting instructions to abstain on any item to be voted on will be applied on a pro-rata basis to reduce the number of votes eligible to be cast.

Whenever a shareholders meeting is called, we will furnish participants with a voting interest in a subaccount with proxy voting materials, reports, and vot-ing instruction forms. Since the funds engage in shared funding, other persons or entities besides Lincoln Life may vote fund shares. See Description of the Funds--Sale of shares by the funds.

Distribution of the Contracts

Lincoln Financial Advisors Corporation (LFA), 1300 South Clinton Street, Fort Wayne, Indiana 46802, is the distributor and principal underwriter of the con-tracts. The contracts will be sold by properly licensed registered representa-tives of independent broker-dealers which in turn have selling agreements with LFA and have been licensed by state insurance departments to represent us. LFA is registered with the SEC under the Securities Exchange Act of 1934 as a bro-ker-dealer and is a member of the National Association of Securities Dealers
(NASD). Lincoln Life will offer contracts in all states where it is licensed to do business.

Return Privilege

Participants under Sections 403(b), 408 and certain non-qualified plans will receive an active life certificate. Within the free-look period (ten days) af-ter the participant receives the active life certificate, the participant may cancel it for any reason by giving us written notice. The postmark date of the notice is the date of notice for these purposes. An active life certificate canceled under this provision will be void. With respect to the fixed side of the contract, we will return the participant's contributions less withdrawals made on behalf of the participant. With respect to the VAA, we will return the greater of the participant's contributions less withdrawals made on behalf of the participant, or the participant's account balance in the VAA on the date we receive the written notice. No surrender charge applies.

State Regulation

As a life insurance company organized and operated under Indiana law, we are subject to provisions governing life insurers and to regulation by the Indiana Commissioner of Insurance.

Our books and accounts are subject to review and examination by the Indiana Department of Insurance at all times. A full examination of our operations is conducted by that department at least every five years.

Records and Reports

As presently required by the 1940 Act and applicable regulations, we are re-sponsible for maintaining all records and accounts relating to the VAA. We have entered into an agreement with the Delaware Management Company, 2005 Mar-ket Street, Philadelphia, PA 19203, to provide accounting services to the VAA. We will mail to the contractowner, at its last known address of record at our offices, at least semiannually after the first contract year, reports contain-ing information required by that Act or any other applicable law or regulation.

Other Information

Contract deactivation. Under certain contracts, we may deactivate a contract by prohibiting new contributions and/or new participants after the date of de-activation. We will give the contractowner and participants at least ninety days notice of the deactivation date.

Delay in payments. We may delay payments from the fixed account for up to six months. During this period, we will continue to credit the current declared interest rate to a participant's account in the fixed account. Contract pro-ceeds from the VAA will be paid within seven days, except (i) when the NYSE is closed (except weekends and holidays); (ii) times when market trading is re-stricted or the SEC declares an emergency, and we cannot value units or the funds cannot redeem shares; or (iii) when the SEC so orders to protect contractowners.

IMSA. We are a member of the Insurance Marketplace Standards Association ("IMSA") and may include the

IMSA logo and information about IMSA membership in our advertisements. Compa-nies that belong to IMSA subscribe to a set of ethical standards covering the various aspects of sales and services for individually sold life insurance and annuities.

Legal proceedings. Lincoln Life is involved in various pending or threatened legal proceedings arising from the conduct of its business. Most of those pro-ceedings are routine and in the ordinary course of business. In some instances they include claims for unspecified or substantial punitive damages and simi-lar types of relief in addition to amounts for equitable relief. After consul-tation with legal counsel and a review of available facts, it is management's opinion that the ultimate liability, if any, under these suits will not have a material adverse effect on the financial position of Lincoln Life.

Lincoln Life is presently defending several lawsuits in which Plaintiffs seek to represent national classes of policyholders in connection with alleged fraud, breach of contract and other claims relating to the sale of interest-sensitive universal and participating whole life in surance policies. As of the date of this prospectus, the courts have not certified a class in any of the suits. Plaintiffs seek unspecified damages and penalties for themselves and on behalf of the putative class. Although the relief sought in these cases is substantial, the cases are in the preliminary stages of litigation, and it is premature to make assessments about potential loss, if any. Management is defending these suits vigorously. The amount of liability, if any, which may ultimately arise as a result of these suits cannot be reasonably determined at this time.

              Group Variable Annuity Contracts I, II, & III

                   Statement of Additional Information

                            Table of Contents

                                           Page
DEFINITIONS                                  2
DETERMINATION OF VARIABLE ANNUITY PAYOUTS    2
PERFORMANCE CALCULATIONS                     3
DISTRIBUTION OF CONTRACTS                    6
INDEPENDENT AUDITORS                         6
ADVERTISING AND SALES LITERATURE             6
FINANCIAL STATEMENTS                         9

 ..........................................................................

                              (Please Print)

Name: ___________________________      Social Security No.: _____________

Address: _________________________________________________________________

City ____________________________      State _______
                                                           Zip __________

Mail to Lincoln National Life Insurance Co., P.O. Box 9740, Portland, Maine 04104-5001

                      STATEMENT OF ADDITIONAL INFORMATION
                                  May 1, 2000

                 GROUP VARIABLE ANNUITY CONTRACTS I, II, & III
                      FUNDED THROUGH THE SUB-ACCOUNTS OF
                  LINCOLN NATIONAL VARIABLE ANNUITY ACCOUNT L
                                      OF
                  THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

                               TABLE OF CONTENTS

                                                                            PAGE
                                                                            ----
Definitions................................................................   2
Determination of Variable Annuity Payments.................................   2
Performance Calculations...................................................   3
Distribution of Contracts..................................................   6
Independent Auditors.......................................................   6
Advertising and Sales Literature...........................................   6
Financial Statements.......................................................   9

  This Statement of Additional Information (SAI) is not a prospectus. It should be read in conjunction with the prospectus for the Group Variable Annuity Contracts (the "Contracts"), dated May 1, 2000.

  A copy of the prospectus to which this SAI relates is available at no charge by writing to Lincoln Life at Lincoln National Life Insurance Company, P.O. Box 9740, Portland, Maine 04104, by calling Lincoln Life at 1-800-341-0441or by visiting www.LincolnLife.com.

90022

                                  DEFINITIONS

ANNUITY CONVERSION FACTOR: The factor applied to the Annuity Conversion Amount in determining the dollar amount of an annuitant's annuity payments for Guaranteed Annuities or the initial payment for Variable Annuities.

ANNUITY PAYMENT CALCULATION DATE: For Guaranteed Annuities, this is the first day of a calendar month. For Variable Annuities, this is the Valuation Date ten (10) business days prior to the first day of a calendar month.

ANNUITY UNIT: An accounting unit of measure that is used in calculating the amounts of annuity payments to be made from a Sub-Account during the Annuity Period.

ANNUITY UNIT VALUE: The dollar value of an Annuity Unit in a Sub-Account on any Valuation Date.

CODE: The Internal Revenue Code of 1986, as amended.

                  DETERMINATION OF VARIABLE ANNUITY PAYMENTS

As stated in the prospectus, the amount of each Variable Annuity payment will vary depending on investment experience.

The initial payment amount of the Annuitant's Variable Annuity for each Sub-Account is determined by dividing his Annuity Conversion Amount in each Sub-Account as of the initial Annuity Payment Calculation Date ("APCD") by the Applicable Annuity Conversion Factor defined as follows:

The Annuity Conversion Factors which are used to determine the initial payments are based on the 1983 Individual Annuity Mortality Table and an interest rate in an integral percentage ranging from zero to six percent (0 to 6.00%) as selected by the Annuitant.

The amount of the Annuitant's subsequent Variable Annuity payment for each Sub-Account is determined by:

(a) Dividing the Annuitant's initial Variable Annuity payment amount by the Annuity Unit Value for that Sub-Account selected for his interest rate option as described above as of his initial APCD; and

(b) Multiplying the resultant number of annuity units by the Annuity Unit Values for the Sub-Account selected for his interest rate option for his respective subsequent APCDs.

Each subsequent Annuity Unit Value for a Sub-Account for an interest rate option is determined by:

  Dividing the Accumulation Unit Value for the Sub-Account as of subsequent APCD by the Accumulation Unit Value for the Sub-Account as of the immediately preceding APCD;

  Dividing the resultant factor by one (1.00) plus the interest rate option to the n/365 power where n is the number of days from the immediately preceding APCD to the subsequent APCD; and

  Multiplying this factor times the Annuity Unit Value as of the immediately preceding APCD.

               Illustration of Calculation of Annuity Unit Value

 1.   Annuity Unit Value as of immediately preceding Annuity Pay-
      ment Calculation Date.......................................   $11.0000
 2.   Accumulation Unit Value as of Annuity Payment Calculation
      Date........................................................   $20.0000
 3.   Accumulation Unit Value as of immediately preceding Annuity
      Payment Calculation Date....................................   $19.0000
 4.   Interest Rate...............................................       6.00%
 5.   Interest Rate Factor (30 days)..............................     1.0048
 6.   Annuity Unit Value as of Annuity Payment Calculation Date =
      1 times 2 divided by 3 divided by 5.........................   $11.5236

                       Illustration of Annuity Payments

 1.  Annuity Conversion Amount as of Participant's initial Annuity
     Payment Calculation Date.....................................   $100,000.00
 2.  Assumed Annuity Conversion Factor per $1 of Monthly Income
     for an individual age 65 selecting a Single Life Annuity with
     Assumed Interest Rate of 6%..................................   $    138.63
 3.  Participant's initial Annuity Payment = 1 divided by 2.......   $    721.34
 4.  Assumed Annuity Unit Value as of Participant's initial
     Annuity Payment Calculation Date.............................   $   11.5236
 5.  Number of Annuity Units = 3 divided by 4.....................       62.5968
 6.  Assumed Annuity Unit Value as of Participant's second Annuity
     Payment Calculation Date.....................................   $   11.9000
 7.  Participant's second Annuity Payment = 5 times 6.............   $    744.90

                    CALCULATION OF INVESTMENT RESULTS

Standard investment results:

Standard performance is based on a formula to calculate performance that is prescribed by the SEC. Under rules issued by the SEC, standard performance must be included in any marketing material that discusses the performance of the VAA and the subaccounts. This information represents past performance and does not indicate or represent future performance.

Average annual return for each period is determined by finding the average annual compounded rate of return over each period that would equate the initial amount invested to the ending redeemable value for that period, according to the following formula:

                              P(1+T)n = ERV

Where: P = a hypothetical initial purchase payment of $1,000

    T = average annual total return for the period in question

    N = number of years

    ERV = ending redeemable value (as of the end of the period in question) of a hypothetical $1,000 purchase payment made at the beginning of the 1-year, 5-year, or 10-year period in question (or fractional period thereof)

    The formula assumes that: (1) all recurring fees have been charged to the contractowner accounts; (2) all applicable non-recurring charges (including any surrender charges) are deducted at the end of the period in question; and (3) there will be a complete redemption upon the anniversary of the 1-year, 5-year, or 10-year period in question.

In accordance with SEC guidelines, we will report standard performance back to the first date that the Fund became available in the VAA. Because standard performance reporting periods of less than one year could be misleading, we may report "N/A's" for standard performance until one year after the option became available in the Separate Account.

Standard performance data for GVA II the period ending December 31, 1999:

                                              Sub-                      10
                                             Account                Years/Since
                                            Inception   1      5     Inception
Subaccounts (Fund Names)                      Date    Year   Years     Date
------------------------                    --------- -----  -----  -----------
Asset Manager Account/1/                    05/01/91   3.38% 13.58%    11.08%
  (Fidelity VIP II-Asset Manager)
Balanced Account/1/                         05/01/91   2.42  12.89      9.71
  (American Century VP Balanced)
Equity-Income Account/1/                    05/01/94  -1.05    N/A     15.37
  (Fidelity VIP Equity-Income Portfolio)
Global Growth Account/2/                    10/01/98  53.04    N/A     68.28
  (Janus Aspen Series Worldwide Growth
   Portfolio Institutional Shares)
Growth I Account/1/                         05/01/91  27.90  27.44     20.77
  (Fidelity VIP Growth Portfolio)
Index Account/1/                            12/12/89  12.23  25.81     16.12
  (Dreyfus Stock Index Fund)
International Stock Account/1/              05/02/94  24.07  13.18     11.26
  (T Rowe Price International Series)
Mid Cap Growth I Account/2/                 10/01/98  32.55    N/A     49.36
  (Lincoln National Aggressive Growth Fund)
Mid Cap Value Account/2/                    10/01/98  -0.08    N/A     14.56
  (Neuberger Berman AMT Partners Portfolio)
Small Cap Account/1/                        05/02/89  14.60  13.88     12.89
  (Dreyfus VIF Small Cap Portfolio)
Small Cap Growth Account/2/                 10/01/98  26.41    N/A     50.80
  (Baron Capital Asset Fund)
Social Awareness Account/2/                 10/01/98   7.42    N/A     28.96
  (Lincoln National Social Awareness Fund)

/1/ Sub-account inception dates which reflect inception dates of the sub-accounts of the UNUM Variable Annuity-II Separate Account.

/2/ Sub-account inception dates which reflect inception dates of the sub-accounts of the Lincoln Variable Annuity-II Separate Account.

 The table provides performance information for GVA II "standard". Performance information for GVA I and GVA III and GVA II "breakpoint" is not shown.

Non-standard investment results:

The VAA may report its results over various periods--daily, monthly, three-month, six-month, year-to-date, yearly (fiscal year), three, five, ten years or more and lifetime--and compare its results to indices and other variable annuities in sales materials including advertisements, brochures and reports. Performance information for the periods prior to the date that a Fund became available in the VAA will be calculated based on (1) the performance of the Fund adjusted for Contract charges (ie: mortality and expense risk fees, any applicable administrative charges, and the management and other expenses of the fund) and (2) the assumption that the subaccounts were in existence for the same periods as indicated for the Fund. It may or may not reflect charges for any Riders that were in effect during the time periods shown. This performance is referred to as non-standardized performance data. Such results may be computed on a cumulative and/or annualized basis. We may also report performance assuming that you deposited $10,000 into a subaccount at inception of the underlying fund or 10 years ago (whichever is less). This non-standard performance may be shown as a graph illustrating how that deposit would have increased or decreased in value over time based on the performance of the underlying fund adjusted for Contract charges. This information represents past performance and does not indicate or represent future performance. The investment return and value of a Contract will fluctuate so that contractowner's investment may be worth more or less than the original investment.

Cumulative quotations are arrived at by calculating the change in Accumulation Unit Value between the first and last day of the base period being measured, and expressing the difference as a percentage of the unit value at the beginning of the base period. Annualized quotations are arrived at by applying a formula which reflects the level rate of return, which if earned over the entire base period, would produce the cumulative return.

Non-standard performance data for GVA II for the period ending December 31, 1999 (Adjusted for Contract Expense Charges):

                          Fund
                          Inception          1      3      5     10    Since
Subaccounts (Fund Names)  Date       YTD   Year   Years  Years  Years  Inception
------------------------  --------- -----  -----  -----  -----  -----  ---------
Asset Manager Account       9/6/89   9.99%  9.99% 14.30% 14.33% 11.79%   11.44%
  (Fidelity VIP II--
   Asset Manager)

Balanced Account            5/1/91   8.96   8.96  12.64  13.64    N/A    10.17
  (American Century VP
   Balanced)

Equity-Income Account      10/9/86   5.27   5.27  13.77  17.28  13.16    12.45
  (Fidelity VIP Equity-
   Income Portfolio)

Global Growth Account      9/13/93  62.82  62.82  35.87  32.11    N/A    28.22
  (Janus Aspen Series
   Worldwide Growth
   Portfolio
   Institutional Shares)

Growth I Account           10/9/86  36.07  36.07  31.86  28.27  18.55    17.37
  (Fidelity VP Growth
   Portfolio)

Index Account              9/29/89  19.41  19.41  25.80  26.64  16.33    16.04
  (Dreyfus Stock Index
   Fund)

International Stock
 Account                   3/31/94  32.00  32.00  15.53  13.93    N/A    12.17
  (T Rowe Price
   International Series)

Mid Cap Growth I Account    2/3/94  41.02  41.02  16.78  19.63    N/A    13.67
  (Lincoln National
   Aggressive Growth
   Fund)

Mid Cap Value Account      3/22/94   6.30   6.30  12.46  19.67    N/A    16.15
  (Neuberger Berman AMT
   Partners Portfolio)

Small Cap Account          8/31/90  21.93  21.93  10.37  14.63    N/A    34.08
  (Dreyfus VIF Small Cap
   Portfolio)

Small Cap Growth Account   10/1/98  34.48  34.48    N/A    N/A    N/A    58.48
  (Baron Capital Asset
   Fund)

Social Awareness Account    5/2/88  14.29  14.29  22.59  27.20  17.16    17.53
  (Lincoln National
   Social Awareness
   Fund)

The table provides performance information for GVA II "standard". Performance information for GVA I and GVA III and GVA II "breakpoint" is not shown.

                           DISTRIBUTION OF CONTRACTS

Lincoln Financial Advisors Corporation ("LFA"), an indirect subsidiary of Lincoln National Corporation, is registered with the Securities and Exchange Commission as a broker-dealer under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc. LFA is the Variable Investment Division's principal underwriter and also enters into selling agreements with other unaffiliated broker-dealers authorizing them to offer the Contracts.

                             INDEPENDENT AUDITORS

The financial statements of the Lincoln National Variable Annuity Account L and the statutory-basis financial statements of The Lincoln National Life Insurance Company appearing in the SAI and Registration Statement have been audited by Ernst & Young LLP, independent auditors, as set forth in their reports also appearing elsewhere in this document and in the Registration Statement. The financial statements audited by Ernst & Young LLP have been included in this document in reliance on their reports given on their authority as experts in accounting and auditing.

                       ADVERTISING AND SALES LITERATURE

As set forth in the Prospectus, Lincoln Life may refer to the following organizations (and others) in its marketing materials:

A.M. Best's Rating System is designed to evaluate the various factors affecting the overall performance of an insurance company in order to provide an opinion as to an insurance company's relative financial strength and ability to meet its contractual obligations. The procedure includes both a quantitative and qualitative review of each company. A.M. Best also provides certain rankings, to which Lincoln Life intends to refer.

Duff & Phelps insurance company claims paying ability (CPA) service provides purchasers of insurance company policies and contracts with analytical and statistical information on the solvency and liquidity of major U.S. licensed insurance companies, both mutual and stock.

EAFE Index is prepared by Morgan Stanley Capital International (MCSI). It measures performance of equity securities in Europe, Australia and the Far East. The index reflects the movements of world stock markets by representing the evolution of an unmanaged portfolio. The EAFE Index offers international diversification representing over 1,000 companies across 20 different countries.

Lipper Variable Insurance Products Performance Analysis Service is a publisher of statistical data covering the investment company industry in the United States and overseas. Lipper is recognized as the leading source of data on open-end and closed-end funds. Lipper currently tracks the performance of over 5,000 investment companies and publishes numerous specialized reports, including reports on performance and portfolio analysis, fee and expense analysis.

Moody's insurance financial strength rating is an opinion of an insurance company's financial strength and ability to meet financial obligations. The purpose of Moody's ratings is to provide investors with a simple system of gradation by which the relative quality of insurance companies may be notes.

Morningstar is an independent financial publisher offering comprehensive statistical and analytical coverage of open-end and closed-end funds and variable annuities.

Standard & Poor's insurance claims-paying ability rating is an opinion of an operating insurance company's financial capacity to meet obligations under an insurance policy in accordance with the terms. The likelihood of a timely flow of funds from the insurer to the trustee for the bondholders is a key element in the rating determination for such debt issues.

VARDS (Variable Annuity Research Data Service) provides a comprehensive guide to variable annuity contract features and historical fund performance. The service also provides a readily understandable analysis of the comparative characteristics and market performance of funds inclusive in variable contracts.

Standard & Poor's 500 Index--A broad-based measurement of U.S. stock-market performance based on the weighted average performance of 500 common stocks of leading company's and leading industries; commonly known as the Standard & Poor's 500 (S&P 500). The selection of stocks, their relative weightings to reflect differences in the number of outstanding shares, and publication of the index itself are services of Standard & Poor's Corporation, a financial advisory, securities rating, and publishing firm.

NASDAQ-OTC Price Index--This index is based on the National Association of Securities Dealers Automated Quotations (NASDAQ) and represents all domestic over-the-counter stocks except those traded on exchanges and those having only one market maker, a total of some 3,500 stocks. It is market value-weighted and was introduced with a base of 100.00 on February 5, 1971.

Dow Jones Industrial Average (DJIA)--Price-weighted average of 30 actively traded blue chip stocks, primarily industrials but currently including American Express Company and American Telephone and Telegraph Company. Prepared and published by Dow Jones & Company, it is the oldest and most widely quoted of all the market indicators. The average is quoted in points, not dollars.

Russell 1000 Index--Measurers the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 90% of the total market capitalization of the Russell 3000 that measurers 3000 of the largest US companies.

Russell 2000 Index--Measurers the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 10% of the total market capitalization of the Russell 3000 that measurers 3000 of the largest US companies.

Lehman Brothers Aggregate Bond Index--Composed of securities from Lehman Brothers Government/Corporate Bond Index, Mortgage-Backed Securities Index, and the Asset-Backed Securities Index. Indexes are rebalanced monthly by market capitalization.

Lehman Brothers Government/Corporate Bond Index--Composed of all bonds that are investment grade (rated Baa or higher by Moody's or BBB or higher by S&P, if unrated by Moody's). Issues must have at least one year to maturity.

Lehman Brothers Government Intermediate Bond Index--Composed of all bonds covered by the Lehman Brothers Government Bond Index (all publicly issued, nonconvertible, domestic debt of the US government or any agency thereof, quasi-federal corporations, or corporate debt guaranteed by the US government) with maturities between one and 9.99 years.

Merrill Lynch High Yield Master Index--This is an index of high yield debt securities. High yield securities are those below the top four quality rating categories and are considered more risky than investment grade. Issues must be rated by Standard & Poor's or by Moody's Investors Service as less than investment grade (i.e., BBB or Baa) but not in default (i.e. DDD1 or less). Issues must be in the form of publicly paced nonconvertible, coupon-bearing US domestic debt and must carry a term to maturity of at least one year.

Morgan Stanley Emerging Markets Free Index--A market capitalization weighted index composed of companies representative of the market structure of 22 Emerging Market countries in Europe, Latin America, and the Pacific Basin. This index excludes closed markets and those shares in otherwise free markets, which are not purchasable by foreigners.

Morgan Stanley World Capital International World Index--A market capitalization weighted index composed of companies representative of the market structure of 22 Developed Market countries in North America, Europe and the Asia/Pacific Region.

Morgan Stanley Pacific Basin (Ex-Japan) Index--An arithmetic, market value-weighted average of the performance of securities listed on the stock exchanges of the following Pacific Basin Countries: Australia, Hong Kong, Malaysia, New Zealand and Singapore.

Nareit Equity Reit Index--All of the data is based on the last closing price of the month for all tax-qualified REITs listed on the New York Stock Exchange, American Stock Exchange, and the NASDAQ National Market System. The data is market weighted.

Salomon Brothers World Government Bond (Non US) Index--A market capitalization weighted index consisting of government bond markets of the following 13 countries: Australia, Austria, Belgium, Canada, Denmark, France, Germany, Italy, Japan, The Netherlands, Spain, Sweden, and The United Kingdom.

Salomon Brothers 90 Day Treasury-Bill Index--Equal dollar amounts of three-month Treasury bills are purchased at the beginning of each of three consecutive months. As each bill matures, all proceeds are rolled over or reinvested in a new three-month bill.

Standard and Poor's Index (S&P 400)--Consists of 400 domestic stocks chosen for market size, liquidity, and industry group representations.

Standard and Poor's Utilities Index--The utility index is one of several industry groups within the broader S&P 500. Utility stocks include electric, natural gas, and telephone companies included in the S&P 500.

Internet. An electronic communications network which may be used to provide information regarding Lincoln Life, performance of the subaccounts and advertisement literature.

In its advertisements and other sales literature for the VAA and the series funds, Lincoln Life intends to illustrate the advantages of the contracts in a number of ways:

Compound Interest Illustrations. These will emphasize several advantages of the variable annuity contract. For example, but not by way of illustration, the literature may emphasize the potential tax savings through tax deferral; the potential advantage of the variable annuity account over the fixed account; and the compounding effect when a client makes regular deposits to his or her contract.

Dollar-cost averaging illustrations. These illustrations will generally discuss the price-leveling effect of making regular purchases in the same subaccounts over a period of time, to take advantage of the trends in market price of the portfolio securities purchased for those subaccounts.

Lincoln Financial Group is the marketing name for Lincoln National Corporation (NYSE:LNC) and its affiliates. With headquarters in Philadelphia, Lincoln Financial Group has consolidated assets of over $103 billion and annual consolidated revenues of $6.8 billion. Through its wealth accumulation and protection businesses, the company provides annuities, life insurance, 401(k) plans, life-health reinsurance, mutual funds, institutional investment management and financial planning and advisory services.

Lincoln Life's customers. Sales literature for the VAA and the series' funds may refer to the number of employers and the number of individual annuity clients which Lincoln Life serves. As of the date of this SAI, Lincoln Life was serving over 15,000 employers and more than 1.5 million individuals.

Lincoln Life's assets, size. Lincoln Life may discuss its general financial condition (see, for example, the reference to A.M. Best Company, above); it may refer to its assets; it may also discuss its relative size and/or ranking among companies in the industry or among any sub-classification of those companies, based upon recognized evaluation criteria (see reference to A.M. Best Company above). For example, at year-end 1999 Lincoln Life had statutory admitted assets of over $79 billion.

Sales literature may reference the Group Variable Annuity newsletter which is a newsletter distributed quarterly to clients of the VAA. The contents of the newsletter will be a commentary on general economic conditions and, on some occasions, referencing matter in connection with the Group Variable Annuity.

Sales literature and advertisements may reference theses and other similar reports from Best's or other similar publications which report on the insurance and financial services industries.

                             FINANCIAL STATEMENTS

Financial statements of the VAA and the statutory-basis financial statements of Lincoln Life appear on the following pages.

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

Lincoln National Variable Annuity Account L

Statement of assets and liability

December 31, 1999

                                                                 American
                                                                 Century VP
                                      Dreyfus       Dreyfus      Capital
                                      Stock Index   Small Cap    Appreciation
                        Combined      Subaccount    Subaccount   Subaccount
-----------------------------------------------------------------------------
Assets
 Investments at
  Market--Affiliated
  (Cost $35,806,953)    $ 47,131,269  $         --  $        --   $       --
 Investments at
  Market--Unaffiliated
  (Cost $638,513,904)    872,285,280   188,370,905   74,437,646           --
----------------------- ------------  ------------  -----------   ----------
Total Assets             919,416,549   188,370,905   74,437,646           --
-----------------------
Liability--Payable to
 The Lincoln National
 Life Insurance Company       24,667         5,031        1,969           --
----------------------- ------------  ------------  -----------   ----------
Net Assets              $919,391,882  $188,365,874  $74,435,677   $       --
----------------------- ============  ============  ===========   ==========
Percent of net assets         100.00%        20.49%        8.10%        0.00%
----------------------- ============  ============  ===========   ==========
Net assets are
 represented by:
 Standard
  . Units in
    accumulation period                  3,814,654    3,429,814           --
  ---------------------
  . Unit value                        $     45.208  $    20.552   $       --
  ---------------------               ------------  -----------   ----------
  . Value in
    accumulation period                172,452,253   70,489,226           --
 ----------------------               ------------  -----------   ----------
 Breakpoint
  . Units in
    accumulation period                    351,565      191,780           --
  ---------------------
  . Unit value                        $     45.265  $    20.578   $       --
  ---------------------               ------------  -----------   ----------
  . Value in
    accumulation period                 15,913,621    3,946,451           --
-----------------------               ------------  -----------   ----------
Net Assets                            $188,365,874  $74,435,677   $       --
-----------------------               ============  ===========   ==========




See accompanying notes.

                                         Fidelity                               Fidelity
American     Fidelity      Fidelity      VIP II        Calvert    T. Rowe       VIP
Century VP   VIP           VIP           Asset         Social     Price         Money      AMT
Balanced     Growth        Equity-Income Manager       Balanced   International Market     Partners
Subaccount   Subaccount    Subaccount    Subaccount    Subaccount Subaccount    Subaccount Subaccount
------------------------------------------------------------------------------------------------------
$        --  $         --  $        --   $         --   $     --  $        --   $     --   $       --
 27,649,253   303,723,614   93,902,532    113,568,089         --   36,732,047    159,909    2,164,330
-----------  ------------   -----------  ------------   --------   -----------   --------  ----------
 27,649,253   303,723,614   93,902,532    113,568,089         --   36,732,047    159,909    2,164,330
        739         8,215        2,525          3,059         --          986         --           56
-----------  ------------   -----------  ------------   --------   -----------   --------  ----------
$27,648,514  $303,715,399  $93,900,007   $113,565,030   $     --  $36,731,061   $159,909   $2,164,274
===========  ============   ===========  ============   ========   ===========   ========  ==========
       3.01%        33.02%       10.21%         12.35%      0.00%        4.00%      0.02%        0.24%
===========  ============   ===========  ============   ========   ===========   ========  ==========
  1,099,207     5,554,246    3,855,732      4,152,440         --    1,818,003     11,959      150,328
$    23.168  $     53.234  $    23.252   $     25.787   $     --  $    18.931   $ 13.192   $   12.609
-----------  ------------   -----------  ------------   --------   -----------   --------  ----------
 25,466,854   295,674,290   89,652,426    107,076,688         --   34,416,656    157,769    1,895,472
-----------  ------------   -----------  ------------   --------   -----------   --------  ----------
     94,046       150,861      182,446        251,300         --      122,101        162       21,291
$    23.198  $     53.301  $    23.281   $     25.819   $     --  $    18.955   $ 13.195   $   12.625
-----------  ------------   -----------  ------------   --------   -----------   --------  ----------
  2,181,660     8,041,110    4,247,581      6,488,342         --    2,314,405      2,139      268,803
-----------  ------------   -----------  ------------   --------   -----------   --------  ----------
$27,648,514  $303,715,399  $93,900,007   $113,565,030   $     --  $36,731,061   $159,909   $2,164,274
===========  ============   ===========  ============   ========   ===========   ========  ==========

Lincoln National Variable Annuity Account L

December 31, 1999

                                                    Lincoln      Lincoln
                           Baron       Janus Aspen  National     National
                           Capital     Series       Social       Aggressive
                           Asset       WorldWide    Awareness    Growth
                           Subaccount  Subaccount   Subaccount   Subaccount
-----------------------------------------------------------------------------
Assets
 Investments at Market--
  Affiliated (Cost
  $35,806,953)             $       --  $        --  $17,478,509  $29,652,760
 Investments at Market--
  Unaffiliated (Cost
  $638,513,904)             8,586,115   22,990,840           --           --
-------------------------  ----------  -----------  -----------  -----------
Total Assets                8,586,115   22,990,840   17,478,509   29,652,760
-------------------------
Liability--Payable to The
 Lincoln National Life
 Insurance Company                231          613          467          776
-------------------------  ----------  -----------  -----------  -----------
Net Assets                 $8,585,884  $22,990,227  $17,478,042  $29,651,984
-------------------------  ==========  ===========  ===========  ===========
Percent of net assets            0.93%        2.50%        1.90%        3.23%
-------------------------  ==========  ===========  ===========  ===========
Net assets are
 represented by:
 Standard
  . Units in accumulation
    period                    460,448    1,053,507    1,107,455    1,486,234
  -----------------------
  . Unit value             $   17.775  $    20.385  $    14.619  $    17.563
  -----------------------  ----------  -----------  -----------  -----------
  . Value in accumulation
    period                  8,184,626   21,475,351   16,189,616   26,102,012
 ------------------------  ----------  -----------  -----------  -----------
 Breakpoint
  . Units in accumulation
    period                     22,543       74,221       88,023      201,878
  -----------------------
  . Unit value             $   17.800  $    20.410  $    14.637  $    17.585
  -----------------------  ----------  -----------  -----------  -----------
  . Value in accumulation
    period                    401,258    1,514,876    1,288,426    3,549,972
-------------------------  ----------  -----------  -----------  -----------
Net Assets                 $8,585,884  $22,990,227  $17,478,042  $29,651,984
-------------------------  ==========  ===========  ===========  ===========




See accompanying notes.

Lincoln National Variable Annuity Account L

Statement of operations

Year Ended December 31, 1999

                                                                    American
                                                                    Century
                                          Dreyfus      Dreyfus      VP Capital
                                          Stock Index  Small Cap    Appreciation
                            Combined      Subaccount   Subaccount   Subaccount
--------------------------------------------------------------------------------
Net Investment Income
 (loss):
 . Dividends from
   investment income        $  7,984,457  $ 1,825,497  $    47,555  $       --
 -------------------------
 . Dividends from net
   realized gains on
   investments                36,722,840    1,584,054           --          --
 -------------------------
Mortality and expense
guarantees:
 . Standard                   (7,691,943)  (1,604,381)    (642,750)   (123,070)
  ------------------------
 . Breakpoint                   (163,838)     (53,932)     (13,007)     (2,056)
--------------------------  ------------  -----------  -----------  ----------
Net Investment Income
 (Loss)                       36,851,516    1,751,238     (608,202)   (125,126)
--------------------------
Net Realized and
 Unrealized Gain (Loss) on
 Investments:
 . Net realized gain
   (loss) on investments      11,212,200    3,241,455      602,779     659,640
 -------------------------
 . Net change in
   unrealized appreciation
   or depreciation on
   investments               122,620,849   25,154,434   13,636,771   1,339,467
--------------------------  ------------  -----------  -----------  ----------
Net Realized and
 Unrealized Gain (Loss) on
 Investments                 133,833,049   28,395,889   14,239,550   1,999,107
--------------------------  ------------  -----------  -----------  ----------
Net Increase in Net Assets
 Resulting from Operations  $170,684,565  $30,147,127  $13,631,348  $1,873,981
--------------------------  ============  ===========  ===========  ==========




See accompanying notes.

Lincoln National Variable Annuity Account L

Year Ended December 31, 1999

                                                        Fidelity    Fidelity
                              American     Fidelity     VIP         VIP II
                              Century      VIP          Equity-     Asset
                              VP Balanced  Growth       Income      Manager
                              Subaccount   Subaccount   Subaccount  Subaccount
--------------------------------------------------------------------------------
Net Investment Income
 (loss):
 . Dividends from investment
   income                     $   518,078  $   372,697  $1,364,477  $ 3,601,360
 ---------------------------
 . Dividends from net
   realized gains on
   investments                  3,574,736   23,433,298   3,016,212    4,561,723
----------------------------
Mortality and expense
 guarantees:
 . Standard                      (258,663)  (2,416,711)   (929,234)  (1,073,217)
 ---------------------------
 . Breakpoint                      (7,951)     (24,241)    (15,502)     (22,794)
----------------------------  -----------  -----------  ----------  -----------
Net Investment Income (Loss)    3,826,200   21,365,043   3,435,953    7,067,072
----------------------------
Net Realized and Unrealized
 Gain (Loss) on Investments:
 . Net realized gain (loss)
   on investments                 (73,599)   2,656,719   1,364,238      683,905
 ---------------------------
 . Net change in unrealized
   appreciation or
   depreciation on
   investments                 (1,418,311)  54,827,089     (17,265)   2,796,651
----------------------------  -----------  -----------  ----------  -----------
Net Realized and Unrealized
 Gain (Loss) on Investments    (1,491,910)  57,483,808   1,346,973    3,480,556
----------------------------  -----------  -----------  ----------  -----------
Net Increase in Net Assets
 Resulting from Operations    $ 2,334,290  $78,848,851  $4,782,926  $10,547,628
----------------------------  ===========  ===========  ==========  ===========




See accompanying notes.

                            Fidelity                          Janus       Lincoln     Lincoln
 Calvert      T. Rowe       VIP                   Baron       Aspen       National    National
 Social       Price         Money      AMT        Capital     Series      Social      Aggressive
 Balanced     International Market     Partners   Asset       WorldWide   Awareness   Growth
 Subaccount   Subaccount    Subaccount Subaccount Subaccount  Subaccount  Subaccount  Subaccount
-------------------------------------------------------------------------------------------------
 $      --     $  132,607     $6,572    $  4,875  $    1,073  $   13,800  $   95,830  $       36
        --        416,764         --       8,479      41,002          --      86,572          --
   (73,022)      (291,499)        --     (10,428)    (35,171)    (80,765)    (68,034)    (84,998)
      (686)        (7,257)        --        (657)       (830)     (3,114)     (3,449)     (8,362)
 ---------     ----------     ------    --------  ----------  ----------  ----------  ----------
   (73,708)       250,615      6,572       2,269       6,074     (70,079)    110,919     (93,324)
 1,137,308        650,240         --       4,692      24,749      18,535      30,002     211,537
  (976,958)     8,054,095         --       5,884   1,335,593   6,623,735   1,993,385   9,266,279
 ---------     ----------     ------    --------  ----------  ----------  ----------  ----------
   160,350      8,704,335         --      10,576   1,360,342   6,642,270   2,023,387   9,477,816
 ---------     ----------     ------    --------  ----------  ----------  ----------  ----------
 $  86,642     $8,954,950     $6,572    $ 12,845  $1,366,416  $6,572,191  $2,134,306  $9,384,492
 =========     ==========     ======    ========  ==========  ==========  ==========  ==========

Lincoln National Variable Annuity Account L

Statements of changes in net assets

Years Ended December 31, 1998 and 1999

                                                                     American
                                                                     Century
                                         Dreyfus       Dreyfus       VP Capital
                                         Stock Index   Small Cap     Appreciation
                          Combined       Subaccount    Subaccount    Subaccount
----------------------------------------------------------------------------------
Net Assets at January 1,
 1998                     $ 545,552,683  $ 98,949,245  $ 62,131,736  $ 24,088,149
------------------------
Changes From Operations:
 . Net investment income
   (loss)                    39,174,530       734,033       616,677       952,761
------------------------
 . Net realized gain
   (loss) on investments      3,419,297     1,482,539      (106,334)     (301,838)
------------------------
 . Net change in
   unrealized
   appreciation or
   depreciation on
   investments               69,625,312    27,492,153    (3,589,388)   (1,352,820)
------------------------  -------------  ------------  ------------  ------------
Net Increase (Decrease)
 in Net Assets Resulting
 from Operations            112,219,139    29,708,725    (3,079,045)     (701,897)
------------------------
Change From Unit
 Transactions:
 . Contract purchases       176,888,310    42,083,567    23,847,325     4,749,580
------------------------
 . Terminated contracts    (120,802,225)  (22,590,049)  (16,246,394)   (7,331,376)
------------------------  -------------  ------------  ------------  ------------
Net Increase (Decrease)
 in Net Assets Resulting
 from Unit Transactions      56,086,085    19,493,518     7,600,931    (2,581,796)
------------------------  -------------  ------------  ------------  ------------
Total Increase
 (Decrease) in Net
 Assets                     168,305,224    49,202,243     4,521,886    (3,283,693)
------------------------  -------------  ------------  ------------  ------------
Net Assets at December
 31, 1998                   713,857,907   148,151,488    66,653,622    20,804,456
------------------------
Changes From Operations:
 . Net investment income
   (loss)                    36,851,516     1,751,238      (608,202)     (125,126)
------------------------
 . Net realized gain
   (loss) on investments     11,212,200     3,241,455       602,779       659,640
------------------------
 . Net change in
   unrealized
   appreciation or
   depreciation on
   investments              122,620,849    25,154,434    13,636,771     1,339,467
------------------------  -------------  ------------  ------------  ------------
Net Increase in Net
 Assets Resulting from
 Operations                 170,684,565    30,147,127    13,631,348     1,873,981
------------------------
Change From Unit
 Transactions:
 . Contract purchases       238,188,776    44,550,458    15,829,789     2,485,925
------------------------
 . Terminated contracts    (203,339,366)  (34,483,199)  (21,679,082)  (25,164,362)
------------------------  -------------  ------------  ------------  ------------
Net Increase (Decrease)
 in Net Assets Resulting
 from Unit Transactions      34,849,410    10,067,259    (5,849,293)  (22,678,437)
------------------------  -------------  ------------  ------------  ------------
Total Increase
 (Decrease) in Net
 Assets                     205,533,975    40,214,386     7,782,055   (20,804,456)
------------------------  -------------  ------------  ------------  ------------
Net Assets at December
 31, 1999                 $ 919,391,882  $188,365,874  $ 74,435,677  $         --
------------------------  =============  ============  ============  ============


See accompanying notes.

                                          Fidelity                                  Fidelity
American     Fidelity      Fidelity       VIP II        Calvert       T. Rowe       VIP
Century      VIP           VIP            Asset         Social        Price         Money
VP Balanced  Growth        Equity-Income  Manager       Balanced      International Market       AMT Partners
Subaccount   Subaccount    Subaccount     Subaccount    Subaccount    Subaccount    Subaccount   Subaccount
-------------------------------------------------------------------------------------------------------------
$23,879,353  $141,132,780  $ 72,107,842   $ 92,021,265  $  7,919,230   $22,966,631  $   356,452   $       --
  2,941,595    18,238,618     3,929,867     10,794,014       760,970       195,823       10,109         (367)
    184,157     1,517,383       364,660         97,882        52,997       124,560           --          312
    438,875    36,722,248     3,733,755      2,201,200       614,617     3,164,543           --       12,992
-----------  ------------  ------------   ------------  ------------   -----------  -----------   ----------
  3,564,627    56,478,249     8,028,282     13,093,096     1,428,584     3,484,926       10,109       12,937
  5,683,978    38,227,170    27,399,400     18,491,100     4,281,621     8,719,313    1,152,783      329,477
 (6,140,665)  (28,830,323)  (15,753,535)   (14,863,454)   (1,777,700)   (5,783,658)  (1,309,612)     (19,978)
-----------  ------------  ------------   ------------  ------------   -----------  -----------   ----------
   (456,687)    9,396,847    11,645,865      3,627,646     2,503,921     2,935,655     (156,829)     309,499
-----------  ------------  ------------   ------------  ------------   -----------  -----------   ----------
  3,107,940    65,875,096    19,674,147     16,720,742     3,932,505     6,420,581     (146,720)     322,436
-----------  ------------  ------------   ------------  ------------   -----------  -----------   ----------
 26,987,293   207,007,876    91,781,989    108,742,007    11,851,735    29,387,212      209,732      322,436
  3,826,200    21,365,043     3,435,953      7,067,072       (73,708)      250,615        6,572        2,269
    (73,599)    2,656,719     1,364,238        683,905     1,137,308       650,240           --        4,692
 (1,418,311)   54,827,089       (17,265)     2,796,651      (976,958)    8,054,095           --        5,884
-----------  ------------  ------------   ------------  ------------   -----------  -----------   ----------
  2,334,290    78,848,851     4,782,926     10,547,628        86,642     8,954,950        6,572       12,845
  5,438,764    54,860,285    20,158,465     16,372,551     2,067,729     7,854,559    1,083,892    2,408,145
 (7,111,833)  (37,001,613)  (22,823,373)   (22,097,156)  (14,006,106)   (9,465,660)  (1,140,287)    (579,152)
-----------  ------------  ------------   ------------  ------------   -----------  -----------   ----------
 (1,673,069)   17,858,672    (2,664,908)    (5,724,605)  (11,938,377)   (1,611,101)     (56,395)   1,828,993
-----------  ------------  ------------   ------------  ------------   -----------  -----------   ----------
    661,221    96,707,523     2,118,018      4,823,023   (11,851,735)    7,343,849      (49,823)   1,841,838
-----------  ------------  ------------   ------------  ------------   -----------  -----------   ----------
$27,648,514  $303,715,399  $ 93,900,007   $113,565,030  $         --   $36,731,061  $   159,909   $2,164,274
===========  ============  ============   ============  ============   ===========  ===========   ==========

Lincoln National Variable Annuity Account L

Years Ended December 31, 1998 and 1999

                                                      Lincoln      Lincoln
                            Baron        Janus Aspen  National     National
                            Capital      Series       Social       Aggressive
                            Asset        WorldWide    Awareness    Growth
                            Subaccount   Subaccount   Subaccount   Subaccount
-------------------------------------------------------------------------------
Net Assets at January 1,
 1998                       $        --  $        --  $        --  $        --
---------------------------
Changes From Operations:
 . Net investment income
   (loss)                          (374)         247          825         (268)
---------------------------
 . Net realized gain (loss)
   on investments                 1,522          540          718          199
---------------------------
 . Net change in unrealized
   appreciation or
   depreciation on
   investments                   35,322       87,163       41,835       22,817
--------------------------- -----------  -----------  -----------  -----------
Net Increase (Decrease) in
 Net Assets Resulting from
 Operations                      36,470       87,950       43,378       22,748
---------------------------
Change From Unit
 Transactions:
 . Contract purchases           421,431      876,175      396,874      228,516
---------------------------
 . Terminated contracts         (95,205)     (21,684)     (20,073)     (18,519)
--------------------------- -----------  -----------  -----------  -----------
Net Increase (Decrease) in
 Net Assets Resulting from
 Unit Transactions              326,226      854,491      376,801      209,997
--------------------------- -----------  -----------  -----------  -----------
Total Increase (Decrease)
 in Net Assets                  362,696      942,441      420,179      232,745
--------------------------- -----------  -----------  -----------  -----------
Net Assets at December 31,
 1998                           362,696      942,441      420,179      232,745
---------------------------
Changes From Operations:
 . Net investment income
   (loss)                         6,074      (70,079)     110,919      (93,324)
---------------------------
 . Net realized gain (loss)
   on investments                24,749       18,535       30,002      211,537
---------------------------
 . Net change in unrealized
   appreciation or
   depreciation on
   investments                1,335,593    6,623,735    1,993,385    9,266,279
--------------------------- -----------  -----------  -----------  -----------
Net Increase in Net Assets
 Resulting from Operations    1,366,416    6,572,191    2,134,306    9,384,492
---------------------------
Change From Unit
 Transactions:
 . Contract purchases         8,292,841   16,982,918   16,797,408   23,005,047
---------------------------
 . Terminated contracts      (1,436,069)  (1,507,323)  (1,873,851)  (2,970,300)
--------------------------- -----------  -----------  -----------  -----------
Net Increase (Decrease) in
 Net Assets Resulting from
 Unit Transactions            6,856,772   15,475,595   14,923,557   20,034,747
--------------------------- -----------  -----------  -----------  -----------
Total Increase (Decrease)
 in Net Assets                8,223,188   22,047,786   17,057,863   29,419,239
--------------------------- -----------  -----------  -----------  -----------
Net Assets at December 31,
 1999                       $ 8,585,884  $22,990,227  $17,478,042  $29,651,984
--------------------------- ===========  ===========  ===========  ===========


See accompanying notes.

Lincoln National Variable Annuity Account L

Notes to financial statements

1. Accounting Policies and Account Information
The Variable Account: Lincoln National Variable Annuity Account L (Variable Account) is a segregated investment account of The Lincoln National Life In-surance Company (the Company) and is registered with the Securities and Ex-change Commission under the Investment Company Act of 1940, as amended, as a unit investment trust. Beginning June 30, 1999, contracts are eligible for the lower, or "Breakpoint", mortality and expense risk charge if criteria has been satisfied that the Company realizes lower issue and administrative cost.

On October 1, 1996, UNUM Life Insurance Company of America (UNUM America) com-pleted the sale of their tax-qualified annuity business to the Company and Lincoln Life & Annuity Company of New York (LLANY), a wholly owned subsidiary of the Company. The contracts of participants in the variable accounts of UNUM America with respect to which consent is obtained from the contractholders and/or participants have been reinsured pursuant to an assumption reinsurance agreement. Assets attributable to such participants' contracts were trans-ferred to the Variable Account and variable accounts of LLANY. Assets attrib-utable to contracts of participants with respect to which such consent is not obtained will remain in the variable accounts of UNUM America. During 1998, the net assets of the Variable Account increased by approximately $12,045,131 from novations of assets from the variable accounts of UNUM America.

The assets of the Variable Account are owned by the Company. The portion of the Variable Account's assets supporting the annuity contracts may not be used to satisfy liabilities arising from any other business of the Company.

Basis of Presentation: The accompanying financial statements have been pre-pared in accordance with accounting principles generally accepted in the United States for unit investment trusts.

Investments: The assets of the Variable Account are divided into variable sub-accounts each of which is invested in shares of thirteen portfolios (the Funds) of nine diversified open-end management investment companies, each portfolio with its own investment objective. The Funds are:

Dreyfus Variable Investment Fund:
 . Dreyfus Small Cap Portfolio
 . Dreyfus Stock Index Fund

American Century Variable Portfolios, Inc.:
 . American Century VP Balanced Portfolio

Fidelity Variable Insurance Products Fund:
 . Fidelity VIP Equity Income Portfolio
 . Fidelity VIP Growth Portfolio
 . Fidelity VIP Money Market Portfolio

Fidelity Variable Insurance Products Fund II:
 . Fidelity VIP II Asset Manager Portfolio

T. Rowe Price International Series, Inc.:
 . T. Rowe Price International Stock Portfolio

Neuberger Berman Advisors Management Trust (AMT)
 . AMT Partners Fund

Baron Capital Asset Fund Trust

Janus Aspen Series, Worldwide Growth Fund

Lincoln National:
 . Lincoln National Social Awareness Fund
 . Lincoln National Aggressive Growth Fund

The Fidelity VIP Money Market Portfolio is used only for investments of ini-tial contributions for which the Company has not received complete order in-structions. Upon receipt of complete order instructions, the payments trans-ferred to the Fidelity VIP Money Market Portfolio are allocated to purchase shares of one of the above Funds.

Investments in the Funds are stated at the closing net asset value per share on December 31, 1999, which approximates fair value. The difference between cost and fair value is reflected as unrealized appreciation and depreciation of investments.

Investment transactions are accounted for on a trade date basis. The cost of investments sold is determined by the average cost method.

Dividends: Dividends paid to the Variable Account are automatically reinvested in shares of the Funds on the payable date with the exception of Fidelity VIP Money Market Portfolio which is invested monthly. Dividend income is recorded on the ex-dividend date.

Federal Income Taxes: Operations of the Variable Account form a part of and are taxed with operations of the Company, which is taxed as a "life insurance company" under the Internal Revenue Code. The Variable Account will not be taxed as a regulated investment company under Subchapter M of the Internal Revenue Code. Using current federal income tax law, no federal income taxes are payable with respect to the Variable Account's net investment income and the net realized gain on investments.

2. Mortality and Expense Guarantees
Amounts are paid to the Company for mortality and expense guarantees at a per-centage of the current value of the Variable Account each day with the excep-tion of Fidelity VIP Money Market Portfolio. The rates are as follows:

 . Standard at a daily rate of .00273973 (1.00% on an annual basis)

 . Breakpoint at a daily rate of .00205479 (.75% on an annual basis)

Accordingly, the Company is responsible for all sales, general and administra-tive expenses applicable to the Variable Account.

Lincoln National Variable Annuity Account L

3. Net assets
The following is a summary of net assets owned at December 31, 1999.



                                                 Dreyfus       Dreyfus
                                                 Stock Index   Small Cap
                                   Combined      Subaccount    Subaccount
------------------------------------------------------------------------------
Unit Transactions:
Accumulation units                 $569,817,941  $113,280,752  $56,314,140
---------------------------------

Accumulated net investment income
 (loss)                              88,508,202     5,608,973    3,051,069
---------------------------------
Accumulated net realized gain on
 investments                         15,970,047     4,936,832      923,728
---------------------------------
Net unrealized appreciation on
 investments                        245,095,692    64,539,317   14,146,740
---------------------------------  ------------  ------------  -----------
                                   $919,391,882  $188,365,874  $74,435,677
                                   ============  ============  ===========
                                                               Fidelity
                                   Calvert       T. Rowe       VIP
                                   Social        Price         Money
                                   Balanced      International Market
                                   Subaccount    Subaccount    Subaccount
------------------------------------------------------------------------------
Unit Transactions:
Accumulation units                 $ (2,407,392) $ 24,110,651  $   135,993
---------------------------------

Accumulated net investment income
 (loss)                               1,178,798       750,826       23,916
---------------------------------
Accumulated net realized gain on
 investments                          1,228,594       848,121           --
---------------------------------
Net unrealized appreciation on
 investments                                 --    11,021,463           --
---------------------------------  ------------  ------------  -----------
                                   $         --  $ 36,731,061  $   159,909
                                   ============  ============  ===========

 American                                              Fidelity
 Century VP    American    Fidelity      Fidelity      VIP II
 Capital       Century VP  VIP           VIP           Asset
 Appreciation  Balanced    Growth        Equity-Income Manager
 Subaccount    Subaccount  Subaccount    Subaccount    Subaccount
------------------------------------------------------------------------

 $(1,267,673)  $19,476,079 $149,758,171   $70,774,481  $ 78,446,061

     855,094     7,190,409   40,175,813     8,601,452    21,115,930
     412,579       162,761    4,439,767     1,849,326       875,533
          --       819,265  109,341,648    12,674,748    13,127,506
 -----------   ----------- ------------   -----------  ------------
 $        --   $27,648,514 $303,715,399   $93,900,007  $113,565,030
 ===========   =========== ============   ===========  ============
                                         Lincoln       Lincoln
               Baron       Janus Aspen   National      National
 AMT           Capital     Series        Social        Aggressive
 Partners      Asset       WorldWide     Awareness     Growth
 Subaccount    Subaccount  Subaccount    Subaccount    Subaccount
------------------------------------------------------------------------

 $ 2,138,492   $ 7,182,998 $ 16,330,086   $15,300,358  $ 20,244,744

       1,902         5,700      (69,832)      111,744       (93,592)
       5,004        26,271       19,075        30,720       211,736
      18,876     1,370,915    6,710,898     2,035,220     9,289,096
 -----------   ----------- ------------   -----------  ------------
 $ 2,164,274   $ 8,585,884 $ 22,990,227   $17,478,042  $ 29,651,984
 ===========   =========== ============   ===========  ============

Lincoln National Variable Annuity Account L

4. Purchases and Sales of Investments
The aggregate cost of investments purchased and the aggregate proceeds from in-vestments sold were as follows for 1999.

                                                    Aggregate    Aggregate
                                                    Cost of      Proceeds
                                                    Purchases    from Sales
-----------------------------------------------------------------------------
Dreyfus Stock Index Fund                            $ 22,549,763 $ 10,730,378
Dreyfus Small Cap Portfolio                            3,781,226   10,238,526
American Century VP Capital Appreciation Portfolio       376,374   23,180,495
American Century VP Balanced Portfolio                 6,355,903    4,202,805
Fidelity VIP Growth Portfolio                         49,898,904   10,672,705
Fidelity VIP Equity Income Portfolio                  10,433,411    9,662,357
Fidelity VIP II Asset Manager Portfolio               12,670,682   11,328,132
Calvert Social Balanced Portfolio                        950,519   12,962,929
T. Rowe Price International Series                     3,322,423    4,682,733
Fidelity VIP Money Market Portfolio                      783,021      832,844
AMT Partners Fund                                      2,189,318      358,009
Baron Capital Asset Fund                               7,419,973      556,906
Janus Aspen Series Worldwide Fund                     15,559,101      152,997
Lincoln National Social Awareness Fund                15,883,279      848,347
Lincoln National Aggressive Growth Fund               21,517,534    1,575,341
--------------------------------------------------  ------------ ------------
                                                    $173,691,431 $101,985,504
                                                    ============ ============

5. Investments
The following is a summary of investments owned at December 31, 1999.

                                               Net
                                   Shares      Asset  Value of     Cost of
                                   Outstanding Value  Shares       Shares
-------------------------------------------------------------------------------
Dreyfus Stock Index Fund           4,899,113   $38.45 $188,370,905 $123,831,588
Dreyfus Small Cap Portfolio        1,122,063    66.34   74,437,646   60,290,906
American Century VP Balanced
 Portfolio                         3,549,326     7.79   27,649,253   26,829,988
Fidelity VIP Growth Portfolio      5,529,285    54.93  303,723,614  194,381,966
Fidelity VIP Equity Income
 Portfolio                         3,652,374    25.71   93,902,532   81,227,784
Fidelity VIP II Asset Manager
 Portfolio                         6,082,919    18.67  113,568,089  100,440,583
T. Rowe Price International
 Series                            1,929,204    19.04   36,732,047   25,710,584
Fidelity VIP Money Market
 Portfolio                           159,909     1.00      159,909      159,909
AMT Partners Fund                    110,201    19.64    2,164,330    2,145,454
Baron Capital Asset Fund             483,181    17.77    8,586,115    7,215,200
Janus Aspen Series Worldwide Fund    481,484    47.75   22,990,840   16,279,942
Lincoln National Social Awareness
 Fund                                394,622    44.29   17,478,509   15,443,289
Lincoln National Aggressive
 Growth Fund                       1,557,498    19.04   29,652,760   20,363,664
                                                      ------------ ------------
                                                      $919,416,549 $674,320,857
                                                      ============ ============

Lincoln National Variable Annuity Account L

6. New Investment Funds
Effective October 1, 1998, the AMT Partners Fund, Baron Capital Asset Fund, Ja-nus Aspen Series Worldwide Fund, Lincoln National Social Awareness Fund and Lincoln National Aggressive Growth Fund became available as investment options for Variable Account contract owners.

7. Fund Substitution
On or about September 30, 1998, the Company and the Variable Account filed an application with the Securities and Exchange Commission (the "SEC") seeking an order approving the substitution of shares of the Lincoln National Social Awareness Fund for shares of the Calvert Social Balanced Portfolio and shares of the Lincoln National Aggressive Growth Fund for shares of the American Cen-tury VP Capital Appreciation Portfolio. In December 1998, the SEC approved the above application.

In August of 1999 the share substitution replaced the Calvert Social Balanced Portfolio with the Lincoln National Social Awareness Fund, and the American Century VP Capital Appreciation Portfolio with the Lincoln National Aggressive Growth Fund, as investment options under the variable annuity contracts. The substitution resulted in the involuntary reinvestment of participants cash value in the Calvert Social Balanced Portfolio and the American Century VP Cap-ital Appreciation Portfolio.

Report of Ernst & Young LLP, Independent Auditors

Board of Directors of The Lincoln National Life Insurance Company and
Contract Owners of Lincoln National Variable Annuity Account L

We have audited the accompanying statement of assets and liability of Lincoln National Variable Annuity Account L ("Variable Account") (comprised of the Dreyfus Stock Index, Dreyfus Small Cap, American Century VP Capital Apprecia-tion, American Century VP Balanced, Fidelity VIP Growth, Fidelity VIP Equity-Income, Fidelity VIP II Asset Manager, Calvert Social Balanced, T. Rowe Price International, Fidelity VIP Money Market, AMT Partners, Baron Capital Asset, Janus Aspen Series Worldwide, Lincoln National Social Awareness and Lincoln Na-tional Aggressive Growth subaccounts) as of December 31, 1999, and the related statement of operations for the year then ended and the statements of changes in net assets for each of the two years in the period then ended. These finan-cial statements are the responsibility of the Variable Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally ac-cepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test ba-sis, evidence supporting the amounts and disclosures in the financial state-ments. Our procedures included confirmation of investments owned as of December 31, 1999, by correspondence with the custodian. An audit also includes assess-ing the accounting principles used and significant estimates made by manage-ment, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective subaccounts constituting the Lincoln National Variable Annuity Account L at De-cember 31, 1999, the results of their operations for the year then ended, and the changes in their net assets for each of the two years in the period then ended in conformity with accounting principles generally accepted in the United States.

Fort Wayne, Indiana
March 24, 2000

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

BALANCE SHEETS -- STATUTORY BASIS

                                                              DECEMBER 31
                                                              1999        1998
                                                              ---------   ---------
                                                              (IN MILLIONS)
                                                              ---------------------
ADMITTED ASSETS
CASH AND INVESTMENTS:
Bonds                                                         $22,985.0   $23,830.9
------------------------------------------------------------
Preferred stocks                                                  253.8       236.0
------------------------------------------------------------
Unaffiliated common stocks                                        166.9       259.3
------------------------------------------------------------
Affiliated common stocks                                          604.7       322.1
------------------------------------------------------------
Mortgage loans on real estate                                   4,211.5     3,932.9
------------------------------------------------------------
Real estate                                                       254.0       473.8
------------------------------------------------------------
Policy loans                                                    1,652.9     1,606.0
------------------------------------------------------------
Other investments                                                 426.6       434.4
------------------------------------------------------------
Cash and short-term investments                                 1,409.2     1,725.4
------------------------------------------------------------  ---------   ---------
Total cash and investments                                     31,964.6    32,820.8
------------------------------------------------------------
Premiums and fees in course of collection                         115.8        33.3
------------------------------------------------------------
Accrued investment income                                         435.3       432.8
------------------------------------------------------------
Reinsurance recoverable                                           199.0       171.6
------------------------------------------------------------
Funds withheld by ceding companies                                 73.5        53.7
------------------------------------------------------------
Federal income taxes recoverable from parent company               61.6        64.7
------------------------------------------------------------
Goodwill                                                           43.1        49.5
------------------------------------------------------------
Other admitted assets                                              66.7        89.3
------------------------------------------------------------
Separate account assets                                        46,105.1    36,907.0
------------------------------------------------------------  ---------   ---------
Total admitted assets                                         $79,064.7   $70,622.7
------------------------------------------------------------  =========   =========

LIABILITIES AND CAPITAL AND SURPLUS
LIABILITIES:
Future policy benefits and claims                             $12,184.0   $12,310.6
------------------------------------------------------------
Other policyholder funds                                       16,589.5    16,647.5
------------------------------------------------------------
Amounts withheld or retained by Company as agent or trustee       364.0       897.6
------------------------------------------------------------
Funds held under reinsurance treaties                             796.9       795.8
------------------------------------------------------------
Asset valuation reserve                                           490.9       484.5
------------------------------------------------------------
Interest maintenance reserve                                       72.3       159.7
------------------------------------------------------------
Other liabilities                                                 627.0       504.5
------------------------------------------------------------
Short-term loan payable to parent company                         205.0       140.0
------------------------------------------------------------
Net transfers due from separate accounts                         (896.5)     (789.0)
------------------------------------------------------------
Separate account liabilities                                   46,105.1    36,907.0
------------------------------------------------------------  ---------   ---------
Total liabilities                                              76,538.2    68,058.2
------------------------------------------------------------

CAPITAL AND SURPLUS:
Common stock, $2.50 par value:
  Authorized, issued and outstanding shares -- 10 million
  (owned by Lincoln National Corporation)                          25.0        25.0
------------------------------------------------------------
Surplus notes due to Lincoln National Corporation               1,250.0     1,250.0
------------------------------------------------------------
Paid-in surplus                                                 1,942.6     1,930.1
------------------------------------------------------------
Unassigned surplus -- deficit                                    (691.1)     (640.6)
------------------------------------------------------------  ---------   ---------
Total capital and surplus                                       2,526.5     2,564.5
------------------------------------------------------------  ---------   ---------
Total liabilities and capital and surplus                     $79,064.7   $70,622.7
------------------------------------------------------------  =========   =========

See accompanying notes.                                                      S-1

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS -- STATUTORY BASIS

                                                              YEAR ENDED DECEMBER 31
                                                              1999        1998        1997
                                                              ---------   ---------   --------
                                                              (IN MILLIONS)
                                                              --------------------------------
PREMIUMS AND OTHER REVENUES:
Premiums and deposits                                         $ 7,273.6   $12,737.6   $5,589.0
------------------------------------------------------------
Net investment income                                           2,203.2     2,107.2    1,847.1
------------------------------------------------------------
Amortization of interest maintenance reserve                       29.1        26.4       41.5
------------------------------------------------------------
Commissions and expense allowances on reinsurance ceded           472.3       179.9       99.7
------------------------------------------------------------
Expense charges on deposit funds                                  146.5       134.6      119.3
------------------------------------------------------------
Separate account investment management and administration
service fees                                                      473.9       396.3      325.5
------------------------------------------------------------
Other income                                                       88.8        31.3       21.3
------------------------------------------------------------  ---------   ---------   --------
Total revenues                                                 10,687.4    15,613.3    8,043.4
------------------------------------------------------------

BENEFITS AND EXPENSES:
Benefits and settlement expenses                                8,504.9    13,964.1    4,522.1
------------------------------------------------------------
Underwriting, acquisition, insurance and other expenses         1,618.3     2,919.4    3,053.9
------------------------------------------------------------  ---------   ---------   --------
Total benefits and expenses                                    10,123.2    16,883.5    7,576.0
------------------------------------------------------------  ---------   ---------   --------
Gain (loss) from operations before dividends to
policyholders, income taxes and net realized gain on
investments                                                       564.2    (1,270.2)     467.4
------------------------------------------------------------
Dividends to policyholders                                         80.3        67.9       27.5
------------------------------------------------------------  ---------   ---------   --------
Gain (loss) from operations before federal income taxes and
net realized gain on investments                                  483.9    (1,338.1)     439.9
------------------------------------------------------------
Federal income taxes (credit)                                      85.4      (141.0)      78.3
------------------------------------------------------------  ---------   ---------   --------
Gain (loss) from operations before net realized gain on
investments                                                       398.5    (1,197.1)     361.6
------------------------------------------------------------
Net realized gain on investments, net of income tax expense
and excluding net transfers to the interest maintenance
reserve                                                           114.4        46.8       31.3
------------------------------------------------------------  ---------   ---------   --------
Net income (loss)                                             $   512.9   $(1,150.3)  $  392.9
------------------------------------------------------------  =========   =========   ========

See accompanying notes.

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

STATEMENTS OF CHANGES IN CAPITAL AND SURPLUS -- STATUTORY BASIS

                                                              YEAR ENDED DECEMBER 31
                                                              1999       1998       1997
                                                              --------   --------   --------
                                                              (IN MILLIONS)
                                                              ------------------------------
Capital and surplus at beginning of year                      $2,564.5   $2,968.4   $1,868.0
------------------------------------------------------------

CAPITAL AND SURPLUS INCREASE (DECREASE):
Net income (loss)                                                512.9   (1,150.3)     392.9
------------------------------------------------------------
Difference in cost and admitted investment amounts              (101.9)    (304.8)     (36.2)
------------------------------------------------------------
Nonadmitted assets                                               (22.9)     (17.1)      (0.4)
------------------------------------------------------------
Regulatory liability for reinsurance                              26.0      (35.2)      (3.9)
------------------------------------------------------------
Gain on reinsurance of disability income business                 71.8         --         --
------------------------------------------------------------
Life policy reserve valuation basis                                 --       (0.4)      (0.9)
------------------------------------------------------------
Asset valuation reserve                                           (6.4)     (34.5)     (36.9)
------------------------------------------------------------
Proceeds from surplus notes from shareholder                        --    1,250.0         --
------------------------------------------------------------
Paid-in surplus, including contribution of common stock of
affiliated company in 1997                                        12.5      108.4      938.4
------------------------------------------------------------
Separate account receivable due to change in valuation              --         --       (2.6)
------------------------------------------------------------
Dividends to shareholder                                        (530.0)    (220.0)    (150.0)
------------------------------------------------------------  --------   --------   --------
Capital and surplus at end of year                            $2,526.5   $2,564.5   $2,968.4
------------------------------------------------------------  ========   ========   ========

See accompanying notes.                                                      S-3

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

STATEMENTS OF CASH FLOWS -- STATUTORY BASIS

                                                              YEAR ENDED DECEMBER 31
                                                              1999        1998         1997
                                                              ---------   ----------   ---------
                                                              (IN MILLIONS)
                                                              ----------------------------------
OPERATING ACTIVITIES
Premiums, policy proceeds and other considerations received   $ 7,671.1   $ 13,495.2   $ 6,364.3
------------------------------------------------------------
Allowances and reserve adjustments paid on reinsurance ceded      (19.9)      (632.4)     (649.2)
------------------------------------------------------------
Investment income received                                      2,168.6      2,003.9     1,798.8
------------------------------------------------------------
Separate account investment management and administration
service fees                                                      470.6        396.3       325.5
------------------------------------------------------------
Benefits paid                                                  (8,699.4)    (7,395.8)   (5,345.2)
------------------------------------------------------------
Insurance expenses paid                                        (1,734.5)    (2,909.7)   (3,193.0)
------------------------------------------------------------
Proceeds related to sale of disability income business             71.8           --          --
------------------------------------------------------------
Federal income taxes recovered (paid)                             (81.2)        84.2       (87.0)
------------------------------------------------------------
Dividends to policyholders                                        (82.8)       (12.9)      (28.4)
------------------------------------------------------------
Other income received and expenses paid, net                      252.1        207.0        (8.7)
------------------------------------------------------------  ---------   ----------   ---------
Net cash provided by (used in) operating activities                16.4      5,235.8      (822.9)
------------------------------------------------------------

INVESTING ACTIVITIES
Sale, maturity or repayment of investments                      6,557.7     10,926.5    12,142.6
------------------------------------------------------------
Purchase of investments                                        (5,940.8)   (16,950.0)  (10,345.0)
------------------------------------------------------------
Other sources (uses) including reinsured policy loans            (497.0)      (778.3)      529.1
------------------------------------------------------------  ---------   ----------   ---------
Net cash provided by (used in) investing activities               119.9     (6,801.8)    2,326.7
------------------------------------------------------------

FINANCING ACTIVITIES
Surplus paid-in                                                    12.5        108.4          --
------------------------------------------------------------
Proceeds from surplus notes from shareholder                         --      1,250.0          --
------------------------------------------------------------
Proceeds from borrowings from shareholder                         205.0        140.0       120.0
------------------------------------------------------------
Repayment of borrowings from shareholder                         (140.0)      (120.0)     (100.0)
------------------------------------------------------------
Dividends paid to shareholder                                    (530.0)      (220.0)     (150.0)
------------------------------------------------------------  ---------   ----------   ---------
Net cash provided by (used in) financing activities              (452.5)     1,158.4      (130.0)
------------------------------------------------------------  ---------   ----------   ---------
Net increase (decrease) in cash and short-term investments       (316.2)      (407.6)    1,373.8
------------------------------------------------------------
Cash and short-term investments at beginning of year            1,725.4      2,133.0       759.2
------------------------------------------------------------  ---------   ----------   ---------
Cash and short-term investments at end of year                $ 1,409.2   $  1,725.4   $ 2,133.0
------------------------------------------------------------  =========   ==========   =========

See accompanying notes.

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS

1.  SUMMARY OF SIGNIFICANT ACCOUNTING
    POLICIES

    ORGANIZATION AND OPERATIONS
    The Lincoln National Life Insurance Company (the "Company") is a wholly owned subsidiary of Lincoln National Corporation ("LNC") and is domiciled in Indiana. As of December 31, 1999, the Company owned 100% of the outstanding common stock of four insurance company subsidiaries and four non-insurance subsidiaries. The Company also owned 85% of the common stock of an Internet distributor of variable annuities.

    The Company's principal businesses consist of underwriting annuities, deposit-type contracts and life and health insurance through multiple distribution channels and the reinsurance of individual and group life and health business. The Company is licensed and sells its products in 49 states, Canada and several U.S. territories.

    USE OF ESTIMATES
    The nature of the insurance and investment management businesses requires management to make estimates and assumptions that affect the amounts reported in the statutory-basis financial statements and accompanying notes. Actual results could differ from those estimates.

    BASIS OF PRESENTATION
    The accompanying financial statements have been prepared in conformity with accounting practices prescribed or permitted by the Indiana Department of Insurance ("Insurance Department"), which practices differ from accounting principles generally accepted in the United States ("GAAP"). The more significant variances from GAAP are as follows:

    INVESTMENTS
    Bonds and preferred stocks are reported at cost or amortized cost or fair value based on their National Association of Insurance Commissioners ("NAIC") rating. For GAAP, the Company's bonds and preferred stocks are classified as available-for-sale and, accordingly, are reported at fair value with changes in the fair values reported directly in shareholder's equity after adjustments for related amortization of deferred acquisition costs, additional policyholder commitments and deferred income taxes.

    Investments in real estate are reported net of related obligations rather than on a gross basis. Real estate owned and occupied by the Company is classified as a real estate investment rather than reported as an operating asset, and investment income and operating expenses include rent for the Company's occupancy of those properties. Changes between cost and admitted asset investment amounts are credited or charged directly to unassigned surplus rather than to a separate surplus account.

    Under a formula prescribed by the NAIC, the Company defers the portion of realized capital gains and losses on sales of fixed income investments, principally bonds and mortgage loans, attributable to changes in the general level of interest rates and amortizes those deferrals over the remaining period to maturity of the individual security sold. The net deferral is reported as the interest maintenance reserve ("IMR") in the accompanying balance sheets. Realized capital gains and losses are reported in income net of federal income tax and transfers to the IMR. The asset valuation reserve ("AVR") is determined by a NAIC prescribed formula and is reported as a liability rather than unassigned surplus. Under GAAP, realized capital gains and losses are reported in the income statement on a pre-tax basis in the period in which the asset giving rise to the gain or loss is sold and writedowns are provided when there has been a decline in value deemed other than temporary, in which case, the provision for such declines are charged to income.

    SUBSIDIARIES
    The accounts and operations of the Company's subsidiaries are not consolidated with the accounts and operations of the Company as would be required by GAAP. Under statutory accounting principles, the Company's insurance subsidiaries are carried at their statutory-basis net equity and the non-insurance subsidiaries are carried at their GAAP-basis net equity, adjusted for certain items which would be non-admitted under statutory accounting principles. Both insurance subsidiaries and non-insurance subsidiaries are presented in the balance sheet as investments in affiliated common stocks.

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

1.  SUMMARY OF SIGNIFICANT ACCOUNTING
    POLICIES (CONTINUED)
    POLICY ACQUISITION COSTS
    The costs of acquiring and renewing business are expensed when incurred. Under GAAP, acquisition costs related to traditional life insurance, to the extent recoverable from future policy revenues, are deferred and amortized over the premium-paying period of the related policies using assumptions consistent with those used in computing policy benefit reserves. For universal life insurance, annuity and other investment-type products, deferred policy acquisition costs, to the extent recoverable from future gross profits, are amortized generally in proportion to the present value of expected gross profits from surrender charges and investment, mortality and expense margins.

    NONADMITTED ASSETS
    Certain assets designated as "nonadmitted," principally furniture and equipment and certain receivables, are excluded from the accompanying balance sheets and are charged directly to unassigned surplus.

    PREMIUMS
    Revenues for universal life policies consist of the entire premium received. Under GAAP, premiums received in excess of policy charges are not recognized as premium revenue.

    Premiums and deposits with respect to annuity and other investment-type contracts are reported as premium revenues; whereas, under GAAP, such premiums and deposits are treated as liabilities and policy charges represent revenues.

    BENEFIT RESERVES
    Certain policy reserves are calculated based on statutorily required interest and mortality assumptions rather than on estimated expected experience or actual account balances as would be required under GAAP.

    Death benefits paid, policy and contract withdrawals, and the change in policy reserves on universal life policies, annuity and other investment-type contracts are reported as benefits and settlement expenses in the accompanying statements of income; whereas, under GAAP, withdrawals are treated as a reduction of the policy or contract liabilities and benefits represent the excess of benefits paid over the policy account value and interest credited to the account values.

    REINSURANCE
    Premiums, claims and policy benefits and contract liabilities are reported in the accompanying financial statements net of reinsurance amounts. For GAAP, all assets and liabilities related to reinsurance ceded contracts are reported on a gross basis.

    A liability for reinsurance balances has been provided for unsecured policy and contract liabilities and unearned premiums ceded to reinsurers not authorized by the Insurance Department to assume such business. Changes to those amounts are credited or charged directly to unassigned surplus. Under GAAP, an allowance for amounts deemed uncollectible is established through a charge to income.

    Commissions on business ceded are reported as income when received rather than deferred and amortized with deferred policy acquisition costs. Business assumed under 100% indemnity reinsurance agreements is accounted for as a purchase for GAAP reporting purposes and the ceding commission represents the purchase price. Under purchase accounting, assets acquired and liabilities assumed are reported at fair value at the date of the transaction and the excess of the purchase price over the sum of the amounts assigned to assets acquired less liabilities assumed is recorded as goodwill. On a statutory-basis, the ceding commission is expensed when paid and reinsurance premiums and benefits are accounted for on bases consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts.

    Certain reinsurance contracts meeting risk transfer requirements under statutory-basis accounting practices have been accounted for using traditional reinsurance accounting; whereas, such contracts are accounted for using deposit accounting under GAAP.

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

1.  SUMMARY OF SIGNIFICANT ACCOUNTING
    POLICIES (CONTINUED)
    INCOME TAXES
    Deferred income taxes are not provided for differences between financial statement amounts and tax bases of assets and liabilities.

    POLICYHOLDER DIVIDENDS
    Policyholder dividends are recognized when declared rather than over the term of the related policies.

    SURPLUS NOTES DUE TO LNC
    Surplus notes due to LNC are reported as surplus rather than as liabilities. On a statutory-basis, interest on surplus notes is not accrued until approval is received from the Indiana Insurance Commissioner; whereas, under GAAP, interest would be accrued periodically based on the outstanding principal and the interest rate.

    STATEMENTS OF CASH FLOWS
    Cash and short-term investments in the statements of cash flows represent cash balances and investments with initial maturities of one year or less. Under GAAP, the corresponding captions of cash and cash equivalents include cash balances and investments with initial maturities of three months or less.

    A reconciliation of the Company's net income (loss) and capital and surplus determined on a statutory-basis with amounts determined in accordance with GAAP is as follows:

                                              CAPITAL AND SURPLUS             NET INCOME (LOSS)
                                              ----------------------------------------------------------------------
                                              DECEMBER 31                     YEAR ENDED DECEMBER 31
                                              1999            1998            1999            1998            1997
                                              ----------------------------------------------------------------------
                                              (IN MILLIONS)
                                              ----------------------------------------------------------------------
   Amounts reported on a statutory-basis      $ 2,526.5       $ 2,564.5       $   512.9       $(1,150.3)      $392.9
   -----------------------------------------
   GAAP adjustments:
     Deferred policy acquisition costs,
       present value of future profits and
       non-admitted goodwill                    3,628.2         3,085.2           135.0            48.5        (98.9)
      --------------------------------------
     Policy and contract reserves              (1,943.1)       (2,299.9)          (97.9)        1,743.4        (48.6)
      --------------------------------------
     Interest maintenance reserve                  72.3           159.7           (86.6)           24.4         58.7
      --------------------------------------
     Deferred income taxes                        244.5           181.6          (117.4)         (218.6)        70.3
      --------------------------------------
     Policyholders' share of earnings and
       surplus on participating business         (122.7)         (132.8)           (1.8)            3.2          5.3
      --------------------------------------
     Asset valuation reserve                      490.9           484.5              --              --           --
      --------------------------------------
     Net realized gain (loss) on investments     (186.4)         (174.1)          (32.4)         (116.7)       (20.4)
      --------------------------------------
     Unrealized gain (loss) on investments       (555.2)        1,335.1              --              --           --
      --------------------------------------
     Nonadmitted assets, including
       nonadmitted investments                    139.6           119.1              --              --           --
      --------------------------------------
     Investments in subsidiary companies          460.9           490.4            39.1            41.3        (80.5)
      --------------------------------------
     Surplus notes and related interest        (1,250.0)       (1,251.5)            1.5            (1.5)          --
      --------------------------------------
     Other, net                                   (61.0)         (120.1)          129.8           103.6        (35.0)
      --------------------------------------  ---------       ---------       ---------       ---------       ------
   Net increase (decrease)                        918.0         1,877.2           (30.7)        1,627.6       (149.1)
   -----------------------------------------  ---------       ---------       ---------       ---------       ------
   Amounts on a GAAP basis                    $ 3,444.5       $ 4,441.7       $   482.2       $   477.3       $243.8
   -----------------------------------------  =========       =========       =========       =========       ======

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

1.  SUMMARY OF SIGNIFICANT ACCOUNTING
    POLICIES (CONTINUED)
    Other significant accounting practices are as follows:

    INVESTMENTS
    Bonds not backed by loans are principally stated at amortized cost and the discount or premium is amortized using the interest method.

    Mortgage-backed bonds are valued at amortized cost and income is recognized using a constant effective yield based on anticipated prepayments and the estimated economic life of the securities. When actual prepayments differ significantly from anticipated prepayments, the effective yield is recalculated to reflect actual payments to date and anticipated future payments. The net investment in the securities is adjusted to the amount that would have existed had the new effective yield been applied since the acquisition of the securities.

    Short-term investments include investments with maturities of less than one year at the date of acquisition. The carrying amounts for these investments approximate their fair values.

    Preferred stocks are reported at cost or amortized cost.

    Unaffiliated common stocks are reported at fair value as determined by the Securities Valuation Office of the NAIC and the related unrealized gains (losses) are reported in unassigned surplus without adjustment for federal income taxes.

    Policy loans are reported at unpaid balances.

    The Company uses various derivative instruments as part of its overall liability-asset management program for certain investments and life insurance and annuity products. The Company values all derivative instruments on a basis consistent with that of the hedged item. Upon termination, gains and losses on those instruments are included in the carrying values of the underlying hedged items or deferred in IMR, where applicable, and are amortized over the remaining lives of the hedged items as adjustments to investment income. Any unamortized gains or losses are recognized when the underlying hedged items are sold. The premiums paid for interest rate caps and swaptions are deferred and amortized to net investment income on a straight-line basis over the term of the respective derivative.

    Hedge accounting is applied as indicated above after the Company determines that the items to be hedged expose the Company to interest rate fluctuations, the widening of bond yield spreads over comparable maturity U.S. government obligations and foreign exchange risk. Moreover, the derivatives used are designated as a hedge and reduce the indicated risk by having a high correlation between changes in the value of the derivatives and the items being hedged at both the inception of the hedge and throughout the hedge period. Should such criteria not be met or if the hedged items are sold, terminated or matured, the change in value of the derivatives is included in net income.

    Mortgage loans on real estate are reported at unpaid balances, less allowances for impairments. Real estate is reported at depreciated cost.

    Realized investment gains and losses on investments sold are determined using the specific identification method. Changes in admitted asset carrying amounts of bonds, mortgage loans and common and preferred stocks are credited or charged directly in unassigned surplus.

    LOANED SECURITIES
    Securities loaned are treated as collateralized financing transactions and a liability is recorded equal to the cash collateral received which is typically greater than the market value of the related securities loaned. In other instances, the Company will hold as collateral securities with a market value at least equal to the securities loaned. Securities held as collateral are not recorded in the Company's balance sheet in accordance with accounting guidance for secured borrowings and collateral. The Company's agreements with third parties generally contain contractual provisions to allow for additional collateral to be obtained when necessary. The Company values collateral daily and obtains additional collateral when deemed appropriate.

    GOODWILL
    Goodwill, which represents the excess, subject to certain limitations, of the ceding commission over statutory-basis net assets of business purchased

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

1.  SUMMARY OF SIGNIFICANT ACCOUNTING
    POLICIES (CONTINUED)
    under an assumption reinsurance agreement, is amortized on a straight-line basis over ten years.

    PREMIUMS
    Life insurance and annuity premiums are recognized as revenue when due. Accident and health premiums are earned pro rata over the contract term of the policies.

    BENEFITS
    Life, annuity and accident and health benefit reserves are developed by actuarial methods and are determined based on published tables using statutorily specified interest rates and valuation methods that will provide, in the aggregate, reserves that are greater than or equal to the minimum or guaranteed policy cash values or the amounts required by the Insurance Department. The Company waives deduction of deferred fractional premiums on the death of life and annuity policy insureds and returns any premium beyond the date of death, except for policies issued prior to March 1977. Surrender values on policies do not exceed the corresponding benefit reserves. Additional reserves are established when the results of cash flow testing under various interest rate scenerios indicate the need for such reserves. If net premiums exceed the gross premiums on any insurance in-force, additional reserves are established. Benefit reserves for policies underwritten on a substandard basis are determined using the multiple table reserve method.

    The tabular interest, tabular less actual reserves released and tabular cost have been determined by formula or from the basic data for such items. Tabular interest funds not involving life contingencies were determined using the actual interest credited to the funds plus the change in accrued interest.

    Liabilities related to guaranteed investment contracts and policyholder funds left on deposit with the Company generally are equal to fund balances less applicable surrender charges.

    CLAIMS AND CLAIM ADJUSTMENT EXPENSES
    Unpaid claims and claim adjustment expenses on accident and health policies represent the estimated ultimate net cost of all reported and unreported claims incurred during the year. The Company does not discount claims and claim adjustment expense reserves. The reserves for unpaid claims and claim adjustment expenses are estimated using individual case-basis valuations and statistical analyses. Those estimates are subject to the effects of trends in claim severity and frequency. Although considerable variability is inherent in such estimates, management believes that the reserves for claims and claim adjustment expenses are adequate. The estimates are continually reviewed and adjusted as necessary as experience develops or new information becomes known; such adjustments are included in current operations.

    REINSURANCE CEDED AND ASSUMED
    Reinsurance premiums, benefits and claims and claim adjustment expenses are accounted for on bases consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts. Certain business is transacted on a funds withheld basis and investment income on investments managed by the Company are reported in net investment income.

    PENSION BENEFITS
    Costs associated with the Company's defined benefit pension plans are systematically accrued during the expected period of active service of the covered employees.

    INCOME TAXES
    The Company and eligible subsidiaries have elected to file consolidated federal and state income tax returns with LNC and certain LNC subsidiaries. Pursuant to an intercompany tax sharing agreement with LNC, the Company provides for income taxes on a separate return filing basis. The tax sharing agreement also provides that the Company will receive benefit for net operating losses, capital losses and tax credits which are not usable on a separate return basis to the extent such items may be utilized in the consolidated income tax returns of LNC.

    STOCK OPTIONS
    The Company recognizes compensation expense for its stock option incentive plans using the intrinsic value method of accounting. Under the terms of the intrinsic value method, compensation cost is the excess, if any, of the quoted market price of

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

1.  SUMMARY OF SIGNIFICANT ACCOUNTING
    POLICIES (CONTINUED)
    LNC's common stock at the grant date, or other measurement date, over the amount an employee or agent must pay to acquire the stock.

    ASSETS HELD IN SEPARATE ACCOUNTS AND LIABILITIES RELATED TO SEPARATE
    ACCOUNTS
    Separate account assets and liabilities reported in the accompanying balance sheets represent funds that are separately administered for variable life and variable annuity contracts and for which the contractholder, rather than the Company, bears the investment risk. Separate account assets are reported at fair value. The operations of the separate accounts are not included in the accompanying financial statements. Policy administration and investment management fees charged on separate account policyholder deposits are included in income from separate account investment management and administration service fees. Mortality charges on variable universal life contracts are included in income from expense charges on deposit funds. Fees charged relative to variable annuity and variable universal life administration agreements for separate account products sold by other insurance companies and not recorded on the Company's financial statements are included in income from separate account investment management and administration service fees.

2.  PERMITTED STATUTORY ACCOUNTING PRACTICES
    The Company's statutory-basis financial statements are prepared in accordance with accounting practices prescribed or permitted by the Insurance Department. "Prescribed" statutory accounting practices are interspersed throughout state insurance laws and regulations, the NAIC's ACCOUNTING PRACTICES AND PROCEDURES MANUAL and a variety of other NAIC publications. "Permitted" statutory accounting practices encompass all accounting practices that are not prescribed; such practices may differ from state to state, may differ from company to company within a state and may change in the future.

    In 1998, the NAIC adopted codified statutory accounting principles ("Codification") effective January 1, 2001. Codification will likely change, to some extent, prescribed statutory accounting practices and may result in changes to the accounting practices that the Company uses to prepare its statutory-basis financial statements. Codification will require adoption by the various states before it becomes the prescribed statutory-basis of accounting for insurance companies domesticated within those states. Accordingly, before Codification becomes effective for the Company, the state of Indiana must adopt Codification as the prescribed basis of accounting on which domestic insurers must report their statutory-basis results to the Insurance Department. At this time, it is anticipated that Indiana will adopt Codification, however, based on current guidance, management believes that the impact of Codification will not be material to the Company's statutory-basis financial statements.

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

3.  INVESTMENTS
    The major categories of net investment income are as follows:

                                                                 YEAR ENDED DECEMBER 31
                                                                 1999           1998           1997
                                                                 --------------------------------------
                                                                 (IN MILLIONS)
                                                                 --------------------------------------
   Income:
     Bonds                                                       $1,840.6       $1,714.3       $1,524.4
   ------------------------------------------------------------
     Preferred stocks                                                20.3           19.7           23.5
   ------------------------------------------------------------
     Unaffiliated common stocks                                       6.3           10.6            8.3
   ------------------------------------------------------------
     Affiliated common stocks                                         7.8            5.2           15.0
   ------------------------------------------------------------
     Mortgage loans on real estate                                  321.0          323.6          257.2
   ------------------------------------------------------------
     Real estate                                                     57.8           81.4           92.2
   ------------------------------------------------------------
     Policy loans                                                   101.7           86.5           37.5
   ------------------------------------------------------------
     Other investments                                               50.6           26.5           28.2
   ------------------------------------------------------------
     Cash and short-term investments                                 95.9          104.7           70.3
   ------------------------------------------------------------  --------       --------       --------
   Total investment income                                        2,502.0        2,372.5        2,056.6
   ------------------------------------------------------------
   Expenses:
     Depreciation                                                    14.4           19.3           21.0
   ------------------------------------------------------------
     Other                                                          284.4          246.0          188.5
   ------------------------------------------------------------  --------       --------       --------
   Total investment expenses                                        298.8          265.3          209.5
   ------------------------------------------------------------  --------       --------       --------
   Net investment income                                         $2,203.2       $2,107.2       $1,847.1
   ------------------------------------------------------------  ========       ========       ========

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

3.  INVESTMENTS (CONTINUED)
    The cost or amortized cost, gross unrealized gains and losses and the fair value of investments in bonds are summarized as follows:

                                                        COST OR         GROSS            GROSS
                                                        AMORTIZED       UNREALIZED       UNREALIZED       FAIR
                                                        COST            GAINS            LOSSES           VALUE
                                                        -----------------------------------------------------------
                                                        (IN MILLIONS)
                                                        -----------------------------------------------------------
   At December 31, 1999:
     Corporate                                          $17,758.4        $  229.6          $763.0         $17,225.0
      ------------------------------------------------
     U.S. government                                        316.8            29.6            21.5             324.9
      ------------------------------------------------
     Foreign government                                     984.5            49.8            39.9             994.4
      ------------------------------------------------
     Mortgage-backed                                      3,913.7            46.2           139.0           3,820.9
      ------------------------------------------------
     State and municipal                                     11.6              --              .5              11.1
      ------------------------------------------------  ---------        --------          ------         ---------
                                                        $22,985.0        $  355.2          $963.9         $22,376.3
                                                        =========        ========          ======         =========

   At December 31, 1998:
     Corporate                                          $17,658.4        $1,159.8          $148.2         $18,670.0
      ------------------------------------------------
     U.S. government                                        900.7            88.8             3.4             986.1
      ------------------------------------------------
     Foreign government                                     947.8            59.9            61.2             946.5
      ------------------------------------------------
     Mortgage-backed                                      4,312.1           171.6            33.4           4,450.3
      ------------------------------------------------
     State and municipal                                     11.9              .7              --              12.6
      ------------------------------------------------  ---------        --------          ------         ---------
                                                        $23,830.9        $1,480.8          $246.2         $25,065.5
                                                        =========        ========          ======         =========

    The carrying amounts of bonds in the balance sheets at December 31, 1999 and 1998 reflect adjustments of $38,900,000 and $11,800,000, respectively, to decrease amortized cost as a result of the Securities Valuation Office of the NAIC ("SVO") designating certain investments as in or near default.

    A summary of the cost or amortized cost and fair value of investments in bonds at December 31, 1999, by contractual maturity, is as follows:

                                                                 COST OR
                                                                 AMORTIZED       FAIR
                                                                 COST            VALUE
                                                                 -------------------------
                                                                 (IN MILLIONS)
                                                                 -------------------------
   Maturity:
     In 2000                                                     $   598.0       $   599.2
   ------------------------------------------------------------
     In 2001-2004                                                  4,359.8         4,313.4
   ------------------------------------------------------------
     In 2005-2009                                                  6,636.0         6,392.9
   ------------------------------------------------------------
     After 2009                                                    7,477.5         7,249.9
   ------------------------------------------------------------
     Mortgage-backed securities                                    3,913.7         3,820.9
   ------------------------------------------------------------  ---------       ---------
   Total                                                         $22,985.0       $22,376.3
   ------------------------------------------------------------  =========       =========

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

3.  INVESTMENTS (CONTINUED)
    The expected maturities may differ from the contractual maturities in the foregoing table because certain borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

    Proceeds from sales of investments in bonds during 1999, 1998 and 1997 were $5,351,400,000, $9,395,000,000 and
    $9,715,000,000, respectively. Gross gains during 1999, 1998 and 1997 of $95,400,000, $186,300,000 and $218,100,000,
    respectively, and gross losses of $195,500,000, $138,000,000 and $78,000,000, respectively, were realized on those sales.

    At December 31, 1999 and 1998, investments in bonds, with an admitted asset value of $116,500,000 and $97,800,000, respectively, were on deposit with state insurance departments to satisfy regulatory requirements.

    Unrealized gains and losses on investments in unaffiliated common stocks are reported directly in unassigned surplus and are not reported in the statutory-basis Statements of Operations. The cost or amortized cost, gross unrealized gains and losses and the fair value of investments in unaffiliated common stocks and preferred stocks are as follows:

                                             COST OR    GROSS       GROSS
                                             AMORTIZED  UNREALIZED  UNREALIZED  FAIR
                                             COST       GAINS       LOSSES      VALUE
                                             -----------------------------------------
                                             (IN MILLIONS)
                                             -----------------------------------------
   At December 31, 1999:
     Preferred stocks                         $253.8      $ 1.3       $31.5     $223.6
   ----------------------------------------
     Unaffiliated common stocks                150.4       34.2        17.7      166.9
   ----------------------------------------
   At December 31, 1998:
     Preferred stocks                         $236.0      $ 8.9       $ 2.4     $242.5
   ----------------------------------------
     Unaffiliated common stocks                223.3       62.0        26.0      259.3
   ----------------------------------------

    The carrying amount of preferred stocks in the balance sheets at December 31, 1999 and 1998 reflects adjustments of $4,100,000 and $5,800,000, respectively, to decrease amortized cost as a result of the SVO designating certain investments as low or lower quality.

    During 1999, the minimum and maximum lending rates for mortgage loans were 6.5% and 11.5%, respectively. At the issuance of a loan, the percentage of loan to value on any one loan does not exceed 75%. All properties covered by mortgage loans have fire insurance at least equal to the excess of the loan over the maximum loan that would be allowed on the land without the building.

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

3.  INVESTMENTS (CONTINUED)
    Components of the Company's investments in real estate are summarized as follows:

                                                                 DECEMBER 31
                                                                 1999         1998
                                                                 -------------------
                                                                 (IN MILLIONS)
                                                                 -------------------
   Occupied by the Company:
     Land                                                        $  2.5       $  2.5
   ------------------------------------------------------------
     Buildings                                                     11.1          9.0
   ------------------------------------------------------------
     Less accumulated depreciation                                 (2.2)        (1.7)
   ------------------------------------------------------------  ------       ------
   Net real estate occupied by the Company                         11.4          9.8
   ------------------------------------------------------------
   Other:
     Land                                                          46.2         93.2
   ------------------------------------------------------------
     Buildings                                                    226.8        413.0
   ------------------------------------------------------------
     Other                                                          4.7          7.9
   ------------------------------------------------------------
     Less accumulated depreciation                                (35.1)       (50.1)
   ------------------------------------------------------------  ------       ------
   Net other real estate                                          242.6        464.0
   ------------------------------------------------------------  ------       ------
   Net real estate                                               $254.0       $473.8
   ------------------------------------------------------------  ======       ======

    Net realized capital gains are reported net of federal income taxes and amounts transferred to the IMR as follows:

                                                                 1999         1998         1997
                                                                 --------------------------------
                                                                 (IN MILLIONS)
                                                                 --------------------------------
   Net realized capital gains                                    $ 20.8       $179.7       $209.3
   ------------------------------------------------------------
   Less amount transferred to IMR (net of related taxes
   (credits) of ($31.4), $27.3 and $54.0 in 1999, 1998 and
   1997, respectively)                                            (58.3)        50.8        100.2
   ------------------------------------------------------------  ------       ------       ------
                                                                   79.1        128.9        109.1
   Less federal income taxes (credits) on realized gains          (35.3)        82.1         77.8
   ------------------------------------------------------------  ------       ------       ------
   Net realized capital gains after transfer to IMR and taxes
   (credits)                                                     $114.4       $ 46.8       $ 31.3
   ------------------------------------------------------------  ======       ======       ======

4.  SUBSIDIARIES
    The Company owns 100% of the outstanding common stock of four insurance company subsidiaries: First Penn-Pacific Life Insurance Company ("First Penn"), Lincoln National Health & Casualty Insurance Company ("LNH&C"), Lincoln National Reassurance Company ("LNRAC") and Lincoln Life & Annuity Company of New York ("LNY"). The Company also owns 100% of the outstanding common stock of four non-insurance company subsidiaries: Lincoln National Insurance Associates ("LNIA"), Sagemark Consulting, Inc. ("Sagemark"), Wakefield Tower Alpha Limited ("Wakefield"), and Lincoln Realty Capital

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

4.  SUBSIDIARIES (CONTINUED)
    Corporation ("LRCC"). The Company also owns 85% of one non-insurance company subsidiary, AnnuityNet, Inc.
    (AnnuityNet). Statutory-basis financial information related to the insurance subsidiaries is summarized as follows (in millions):

                                                              DECEMBER 31, 1999
                                                              ----------------------------------
                                                              FIRST
                                                              PENN      LNH&C   LNRAC   LNY
                                                              ----------------------------------
   Cash and invested assets                                   $1,318.7  $434.6  $443.6  $1,888.6
   ---------------------------------------------------------
   Other assets                                                   40.6   55.5    492.6     403.1
   ---------------------------------------------------------  --------  ------  ------  --------
   Total admitted assets                                      $1,359.3  $490.1  $936.2  $2,291.7
   ---------------------------------------------------------  ========  ======  ======  ========

   Insurance reserves                                         $1,242.2  $394.4  $261.4  $1,802.4
   ---------------------------------------------------------
   Other liabilities                                              44.3   27.9    614.4      25.6
   ---------------------------------------------------------
   Liabilities related to separate accounts                         --     --       --     328.8
   ---------------------------------------------------------
   Capital and surplus                                            72.8   67.8     60.4     134.9
   ---------------------------------------------------------  --------  ------  ------  --------
   Total liabilities and capital and surplus                  $1,359.3  $490.1  $936.2  $2,291.7
   ---------------------------------------------------------  ========  ======  ======  ========

                                                                YEAR ENDED DECEMBER 31, 1999
                                                                -----------------------------------------------
                                                                FIRST
                                                                PENN         LNH&C        LNRAC        LNY
                                                                -----------------------------------------------
   Revenues                                                     $332.7       $263.3       $ 88.4       $  313.3
   -----------------------------------------------------------
   Expenses                                                      329.0       346.9          75.4          291.4
   -----------------------------------------------------------
   Net realized gains (losses)                                      --          --            .2           (2.0)
   -----------------------------------------------------------  ------       ------       ------       --------
   Net income (loss)                                            $  3.7       $(83.6)      $ 13.2       $   19.9
   -----------------------------------------------------------  ======       ======       ======       ========

                                                               DECEMBER 31, 1998
                                                               ----------------------------------
                                                               FIRST
                                                               PENN      LNH&C   LNRAC   LNY
                                                               ----------------------------------
   Cash and invested assets                                    $1,221.1  $333.9  $403.6  $1,938.0
   ----------------------------------------------------------
   Other assets                                                    40.3   31.3   490.0      270.2
   ----------------------------------------------------------  --------  ------  ------  --------
   Total admitted assets                                       $1,261.4  $365.2  $893.6  $2,208.2
   ----------------------------------------------------------  ========  ======  ======  ========

   Insurance reserves                                          $1,149.8  $266.3  $281.8  $1,814.5
   ----------------------------------------------------------
   Other liabilities                                               42.0   24.0   553.7       45.1
   ----------------------------------------------------------
   Liabilities related to separate accounts                          --     --      --      236.9
   ----------------------------------------------------------
   Capital and surplus                                             69.6   74.9    58.1      111.7
   ----------------------------------------------------------  --------  ------  ------  --------
   Total liabilities and capital and surplus                   $1,261.4  $365.2  $893.6  $2,208.2
   ----------------------------------------------------------  ========  ======  ======  ========

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

4.  SUBSIDIARIES (CONTINUED)

                                                                YEAR ENDED DECEMBER 31, 1998
                                                                ---------------------------------
                                                                FIRST
                                                                PENN    LNH&C    LNRAC   LNY
                                                                ---------------------------------
   Revenues                                                     $310.4  $ 165.0  $150.3  $1,402.6
   -----------------------------------------------------------
   Expenses                                                      310.6    164.4  139.5    1,656.1
   -----------------------------------------------------------
   Net realized gains (losses)                                    (0.3)     0.9   (0.1)      (0.7)
   -----------------------------------------------------------  ------  -------  ------  --------
   Net income (loss)                                            $ (0.5) $   1.5  $10.7   $ (254.2)
   -----------------------------------------------------------  ======  =======  ======  ========

    AnnuityNet was formed in 1998 for the distribution of variable annuities over the Internet and is valued on the equity method (at 85% of GAAP equity) with an admitted asset value of $2,400,000 at December 31, 1999. LNIA was purchased in 1998 for $600,000 and is valued on the equity method with an admitted asset value of $800,000 at December 31, 1999. Sagemark is a broker dealer and was acquired in connection with a reinsurance transaction completed in 1998. Sagemark is valued on the equity method with an admitted asset value of $6,400,000 at December 31, 1999. Wakefield was formed in 1999 to engage in the ownership and management of investments and is valued on the equity method with an admitted asset value of $248,300,000. Wakefield's assets as of December 31, 1999 consist entirely of investments in bonds. LRCC was formed in 1999 to engage in the management of certain real estate investments. It was capitalized with cash and three real estate investments of $12,700,000 and is valued on the equity method with an admitted asset value of $10,900,000.

    The carrying value of all affiliated common stocks, was $604,700,000 and $322,100,000 at December 31, 1999 and 1998,
    respectively. The insurance affiliates are carried at statutory-basis net equity while other affiliates are recorded at GAAP-basis net equity, adjusted for certain items which would be non-admitted under statutory accounting principles. The cost basis of investments in subsidiaries as of December 31, 1999 and 1998 was $970,700,000 and
    $631,100,000, respectively.

    During 1999, 1998 and 1997 the Company's insurance subsidiaries paid dividends of $5,200,000, $5,200,000 and $15,000,000, respectively.

5.  FEDERAL INCOME TAXES
    The effective federal income tax rate in the accompanying Statements of Operations differs from the prevailing statutory tax rate principally due to tax-exempt investment income, dividends received tax deductions and differences between statutory accounting and tax return recognition relative to policy acquisition costs, policy and contract liabilities and reinsurance ceding commissions.

    In 1999, 1998 and 1997, federal income tax expense (benefit) incurred totaled $85,400,000, ($141,000,000) and
    $78,300,000, respectively. In 1999, capital losses of $151,700,000 were incurred, and carried back to recover taxes paid in prior years.

    The Company paid $45,300,000, $2,300,000 and $164,500,000 to
    LNC in 1999, 1998 and 1997, respectively, in federal income taxes.

    Under prior income tax law, one-half of the excess of a life insurance company's income from operations over its taxable investment income was not taxed, but was set aside in a special tax account designated as "Policyholders' Surplus." The Company has approximately $187,000,000 of untaxed "Policyholders' Surplus" on which no payment of federal

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

5.  FEDERAL INCOME TAXES (CONTINUED)
    income taxes will be required unless it is distributed as a dividend, or under other specified conditions. Barring the passage of unfavorable legislation, the Company does not believe that any significant portion of the account will be taxed in the foreseeable future and no related tax liability has been recognized. If the entire balance of the account became taxable under the current federal income tax rate, the tax would be approximately $65,500,000.

6.  SUPPLEMENTAL FINANCIAL DATA
    The balance sheet caption "Reinsurance recoverable" includes amounts recoverable from other insurers for claims paid by the Company. The balance sheet caption, "Future policy benefits and claims," and the balance sheet caption "Other policyholder funds" have been reduced for insurance ceded as follows:

                                                                 DECEMBER 31
                                                                 1999           1998
                                                                 -----------------------
                                                                 (IN MILLIONS)
                                                                 -----------------------
   Insurance ceded                                               $5,340.0       $4,081.8
   ------------------------------------------------------------
   Amounts recoverable from other insurers                           81.2           79.9
   ------------------------------------------------------------

    Reinsurance transactions, excluding assumption reinsurance, included in the income statement caption, "Premiums and deposits," are as follows:

                                                                 YEAR ENDED DECEMBER 31
                                                                 1999           1998           1997
                                                                 ------------------------------------
                                                                 (IN MILLIONS)
                                                                 ------------------------------------
   Insurance assumed                                             $2,606.5       $9,018.9       $727.2
   ------------------------------------------------------------
   Insurance ceded                                                1,675.1          877.1        302.9
   ------------------------------------------------------------  --------       --------       ------
   Net amount included in premiums                               $  931.4       $8,141.8       $424.3
   ------------------------------------------------------------  ========       ========       ======

    The income statement caption, "Benefits and settlement expenses," is net of reinsurance recoveries of $2,609,000,000, $2,098,800,000 and $1,240,500,000 for 1999,
    1998 and 1997, respectively.

    Details underlying the balance sheet caption "Other policyholder funds" are as follows:

                                                                 DECEMBER 31
                                                                 1999            1998
                                                                 -------------------------
                                                                 (IN MILLIONS)
                                                                 -------------------------
   Premium deposit funds                                         $16,208.3       $16,285.2
   ------------------------------------------------------------
   Undistributed earnings on participating business                  346.9           348.4
   ------------------------------------------------------------
   Other                                                              34.3            13.9
   ------------------------------------------------------------  ---------       ---------
                                                                 $16,589.5       $16,647.5
                                                                 =========       =========

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

6.  SUPPLEMENTAL FINANCIAL DATA (CONTINUED)
    Deferred and uncollected life insurance premiums and annuity considerations included in the balance sheet caption, "Premiums and fees in course of collection," are as follows:

                                                                 DECEMBER 31, 1999
                                                                 ---------------------------------
                                                                                           NET OF
                                                                 GROSS       LOADING       LOADING
                                                                 ---------------------------------
                                                                 (IN MILLIONS)
                                                                 ---------------------------------
   Ordinary new business                                         $10.8        $ 7.3         $ 3.5
   ------------------------------------------------------------
   Ordinary renewal                                               54.2          6.8          47.4
   ------------------------------------------------------------
   Group life                                                     13.7           .1          13.6
   ------------------------------------------------------------  -----        -----         -----
                                                                 $78.7        $14.2         $64.5
                                                                 =====        =====         =====

                                                                 DECEMBER 31, 1998
                                                                 ---------------------------------
                                                                                           NET OF
                                                                 GROSS       LOADING       LOADING
                                                                 ---------------------------------
                                                                 (IN MILLIONS)
                                                                 ---------------------------------
   Ordinary new business                                         $ 9.5        $ 3.4         $ 6.1
   ------------------------------------------------------------
   Ordinary renewal                                              (13.7)        11.3         (25.0)
   ------------------------------------------------------------
   Group life                                                     14.2           .2          14.0
   ------------------------------------------------------------  -----        -----         -----
                                                                 $10.0        $14.9         $(4.9)
                                                                 =====        =====         =====

7.  ANNUITY RESERVES
    At December 31, 1999, the Company's annuity reserves and deposit fund liabilities, including separate accounts, that are subject to discretionary withdrawal with adjustment, subject to discretionary withdrawal without adjustment and not subject to discretionary withdrawal provisions are summarized as follows:

                                                                 AMOUNT          PERCENT
                                                                 -----------------------
                                                                 (IN MILLIONS)
                                                                 -----------------------
   Subject to discretionary withdrawal with adjustment:
     With market value adjustment                                $ 2,427.7           4%
   ------------------------------------------------------------
     At book value, less surrender charge                          2,237.3           3
   ------------------------------------------------------------
     At market value                                              44,076.2          68
   ------------------------------------------------------------  ---------         ---
                                                                  48,741.2          75
   Subject to discretionary withdrawal without adjustment at
   book value with minimal or no charge or adjustment             13,486.5          21
   ------------------------------------------------------------
   Not subject to discretionary withdrawal                         2,622.4           4
   ------------------------------------------------------------  ---------         ---
   Total annuity reserves and deposit fund                        64,850.1         100%
   ------------------------------------------------------------                    ===
   Less reinsurance                                                1,548.0
   ------------------------------------------------------------  ---------
   Net annuity reserves and deposit fund liabilities, including
   separate accounts                                             $63,302.1
   ------------------------------------------------------------  =========

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

8.  CAPITAL AND SURPLUS
    In 1998, the Company issued two surplus notes to LNC in return for cash of $1,250,000,000. The first note for $500,000,000 was issued to LNC in connection with the CIGNA Corporation ("CIGNA")indemnity reinsurance transaction on January 5, 1998. This note calls for the Company to pay the principal amount of the notes on or before March 31, 2028 and interest to be paid quarterly at an annual rate of 6.56%. Subject to approval by the Indiana Insurance Commissioner, LNC also has a right to redeem the note for immediate repayment in total or in part once per year on the anniversary date of the note, but not before January 5, 2003. Any payment of interest or repayment of principal may be paid only out of the Company's earnings, only if the Company's surplus exceeds specified levels ($2,315,700,000 at December 31, 1999), and subject to approval by the Indiana Insurance Commissioner.

    The second note for $750,000,000 was issued on December 18, 1998 to LNC in connection with the Aetna, Inc. ("Aetna") indemnity reinsurance transaction. This note calls for the Company to pay the principal amount of the notes on or before December 31, 2028 and interest to be paid quarterly at an annual rate of 6.03%. Subject to approval by the Indiana Insurance Commissioner, LNC also has a right to redeem the note for immediate repayment in total or in part once per year on the anniversary date of the note, but not before December 18, 2003. Any payment of interest or repayment of principal may be paid only out of the Company's earnings, only if the Company's surplus exceeds specified levels ($2,379,600,000 at December 31, 1999), and subject to approval by the Indiana Insurance Commissioner.

    A summary of the terms of these surplus notes follows (in millions):

                                                     PRINCIPAL                     INCEPTION       ACCRUED
                                                   OUTSTANDING AT                   TO DATE      INTEREST AT
                                     PRINCIPAL      DECEMBER 31,   CURRENT YEAR    INTEREST     DECEMBER 31,
  DATE ISSUED                      AMOUNT OF NOTE       1999       INTEREST PAID     PAID           1999
  -----------                      --------------  --------------  -------------  -----------  ---------------
  January 5, 1998                   $     500.0      $     500.0    $     32.8    $     65.1   $            --
  -------------------------------
  December 18, 1998                       750.0            750.0          46.7          46.7                --
  -------------------------------

    Life insurance companies are subject to certain Risk-Based Capital ("RBC") requirements as specified by the NAIC. Under those requirements, the amount of capital and surplus maintained by a life insurance company is to be determined based on the various risk factors related to it. At December 31, 1999, the Company exceeds the RBC requirements.

    The payment of dividends by the Company is limited and cannot be made except from earned profits. The maximum amount of dividends that may be paid by life insurance companies without prior approval of the Indiana Insurance Commissioner is subject to restrictions relating to statutory surplus and net gain from operations. In January 1998, the Company assumed a block of individual life insurance and annuity business from CIGNA and in October 1998, the Company assumed a block of individual life insurance business from Aetna (SEE NOTE 10). The statutory accounting regulations do not allow goodwill to be recognized on indemnity reinsurance transactions and therefore, the related ceding commission was expensed in the accompanying Statement of Operations and resulted in the reduction of unassigned surplus. As a result of these transactions, the Company's statutory-basis unassigned surplus is negative as of December 31, 1999 and it will be necessary for the Company to obtain prior approval of the Indiana Insurance Commissioner before paying any dividends to LNC until such time as statutory-basis unassigned surplus is positive. The time frame for unassigned surplus to return to a positive position is dependent upon future statutory earnings and dividends paid to LNC. Although no assurance can be given, management believes that the approvals for the payment of such dividends in amounts consistent with those paid in the past can be obtained.

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

9.  EMPLOYEE BENEFIT PLANS
    LNC maintains defined benefit pension plans for its employees (including Company employees) and a defined contribution plan for the Company's agents. LNC also maintains 401(k) plans, deferred compensation plans and postretirement medical and life insurance plans for its employees and agents (including the Company's employees and agents). Effective July 1, 1999, the agents' postretirement plan was changed to require agents retiring on or after that date to pay the full premium costs. This change to the plan resulted in a one-time curtailment gain of $1,400,000 in 1999. The aggregate expenses and accumulated obligations for the Company's portion of these plans are not material to the Company's statutory-basis financial Statements of Operations or financial position for any of the periods shown.

    LNC has various incentive plans for key employees, agents and directors of LNC and its subsidiaries that provide for the issuance of stock options, stock appreciation rights, restricted stock awards and stock incentive awards. These plans are comprised primarily of stock option incentive plans. Stock options granted under the stock option incentive plans are at the market value at the date of grants and, subject to termination of employment, expire ten years from the date of grant. Such options are transferable only upon death and are exercisable one year from the date of grant for options issued prior to 1992. Options issued subsequent to 1991 are exercisable in 25% increments on the option issuance anniversary in the four years following issuance.

    As of December 31, 1999, there were 2,072,087 and 1,397,005 shares of LNC common stock subject to options granted to Company employees and agents, respectively, under the stock option incentive plans of which 919,749 and 241,097, respectively, were exercisable on that date. The exercise prices of the outstanding options range from $12.50 to $56.75. During 1999, 1998 and 1997, there were 318,421, 136,469 and 170,789 options exercised, respectively, and 82,024, 18,288 and 1,846 options forfeited, respectively.

10. RESTRICTIONS, COMMITMENTS AND CONTINGENCIES
    DISABILITY INCOME CLAIMS
    The liability for disability income claims net of the related asset for amounts recoverable from reinsurers at December 31, 1999 and 1998 is $221,600,000 and $670,100,000, respectively. This liability is based on the assumption that the recent experience will continue in the future. If incidence levels and/or claim termination rates fluctuate significantly from the assumptions underlying reserves, adjustments to reserves could be required in the future. Accordingly, this liability may prove to be deficient or excessive. The Company reviews reserve levels on an ongoing basis. However, it is management's opinion that such future development will not materially affect the financial position of the Company.

    During 1997, the Company conducted an in-depth review of loss experience on its disability income business. As a result of this study, the reserve level was deemed to be inadequate to meet future obligations if current incident levels were to continue in the future. In order to address this situation, the Company strengthened its disability income reserves by $80,000,000 in 1997.

    PERSONAL ACCIDENT PROGRAMS
    In the past, the Company and its wholly owned subsidiary, LNH&C, accepted personal accident reinsurance programs from other insurance companies. Most of these programs were presented by independent brokers who represented the ceding companies. Certain excess-of-loss personal accident reinsurance programs created in the London market during 1993 through 1996 have produced and have potential to produce significant losses. The liabilities for these programs, net of related assets recoverable from reinsurers, were $174,700,000 and $177,400,000 at December 31, 1999 and 1998, respectively.

    Settlement activities relating to the Company's participation in workers' compensation carve-out (i.e., life and health risks associated with workers' compensation coverage) programs managed by Unicover Managers, Inc. have allowed the Company to evaluate the possibility of settlements and to estimate its potential costs to settle Unicover-related exposures. As of December 31, 1999, a liability of $62,200,000 has been established for the

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

10. RESTRICTIONS, COMMITMENTS AND CONTINGENCIES (CONTINUED) settlement of the Company's exposure to the Unicover programs.

    These amounts are based on various estimates that are subject to considerable uncertainty. Accordingly, the liabilities may prove to be deficient or excessive. However, it is management's opinion that future developments in these programs will not materially affect the financial position of the Company.

    HMO EXCESS-OF-LOSS REINSURANCE PROGRAMS
    In light of the continued volatility in the HMO excess-of-loss line of business, LNH&C discontinued writing new HMO excess-of-loss reinsurance programs in the third quarter of 1999. The liability for HMO claims, net of the related assets for amounts recoverable from reinsurers, was $101,900,000 and $55,900,000 at December 31, 1999 and 1998, respectively. LNH&C reviews reserve levels on an ongoing basis. The liability is based on the assumption that recent experience will continue in the future. If claims and loss ratios fluctuate significantly from the assumptions underlying the reserves, adjustments to reserves could be required in the future. Accordingly, the liability may prove to be deficient or excessive. However, it is management's opinion that such future developments will not materially affect the financial position of the Company.

    MARKETING AND COMPLIANCE MATTERS
    Regulators continue to focus on market conduct and compliance issues. Under certain circumstances, companies operating in the insurance and financial services markets have been held responsible for providing incomplete or misleading sales materials and for replacing existing policies with policies that were less advantageous to the policyholder. The Company's management continues to monitor the Company's sales materials and compliance procedures and is making an extensive effort to minimize any potential liability. Due to the uncertainty surrounding such matters, it is not possible to provide a meaningful estimate of the range of potential outcomes at this time; however, it is management's opinion that such future development will not materially affect the financial position of the Company.

    GROUP PENSION ANNUITIES
    The liabilities for guaranteed interest and group pension annuity contracts, which are no longer being sold by the Company, are supported by a single portfolio of assets that attempts to match the duration of these liabilities. Due to the long-term nature of group pension annuities and the resulting inability to exactly match cash flows, a risk exists that future cash flows from investments will not be reinvested at rates as high as currently earned by the portfolio. Accordingly, these liabilities may prove to be deficient or excessive. However, it is management's opinion that such future development will not materially affect the financial position of the Company.

    LEASES
    The Company leases its home office properties through sale-leaseback agreements. The agreements provide for a 25 year lease period with options to renew for six additional terms of five years each. The agreements also provide the Company with the right of first refusal to purchase the properties during the term of the lease, including renewal periods, at a price as defined in the agreements. The Company also has the option to purchase the leased properties at fair market value as defined in the agreements on the last day of the initial 25-year lease ending in 2009 or on the last day of any of the renewal periods.

    Total rental expense on operating leases in 1999, 1998 and 1997 was $38,900,000, $34,000,000 and $29,300,000, respectively. Future minimum rental commitments are as follows (in millions):

   2000                              $ 28.7
   --------------------------------
   2001                                28.8
   --------------------------------
   2002                                27.5
   --------------------------------
   2003                                26.2
   --------------------------------
   2004                                26.5
   --------------------------------
   Thereafter                         123.5
   --------------------------------  ------
                                     $261.2
                                     ======

    INFORMATION TECHNOLOGY COMMITMENT
    In February 1998, the Company signed a seven-year contract with IBM Global Services for information technology services for the Fort Wayne

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

10. RESTRICTIONS, COMMITMENTS AND CONTINGENCIES (CONTINUED) operations. Total costs incurred in 1999 and 1998 were $67,400,000 and $54,800,000, respectively. Future minimum annual costs range from $33,600,000 to $56,800,000, however future costs are dependent on usage and could exceed these amounts.

    INSURANCE CEDED AND ASSUMED
    The Company cedes insurance to other companies, including certain affiliates. The portion of risks exceeding the Company's retention limit is reinsured with other insurers. The Company limits its maximum coverage that it retains on an individual to $10,000,000. Portions of the Company's deferred annuity business have also been coinsured with other companies to limit its exposure to interest rate risks. At December 31, 1999, the reserves associated with these reinsurance arrangements totaled $1,422,800,000. To cover products other than life insurance, the Company acquires other insurance coverages with retentions and limits that management believes are appropriate for the circumstances. The Company remains liable if its reinsurers are unable to meet their contractual obligations under the applicable reinsurance agreements.

    Proceeds from the sale of common stock of American States Financial Corporation ("American States") and proceeds from the January 5, 1998 surplus note, were used to finance an indemnity reinsurance transaction whereby the Company and LNY reinsured 100% of a block of individual life insurance and annuity business from CIGNA. The Company paid $1,264,400,000 to CIGNA on January 2, 1998 under the terms of the reinsurance agreement and recognized a ceding commission expense of $1,127,700,000 in 1998, which is included in the Statement of Operations line item "Underwriting, acquisition, insurance and other expenses." At the time of closing, this block of business had statutory liabilities of $4,780,300,000 that became the Company's obligation. The Company also received assets, measured on a historical statutory-basis, equal to the liabilities.

    In connection with the completion of the CIGNA reinsurance transaction, the Company recorded a charge of $31,000,000 to cover certain costs of integrating the existing operations with the new block of business.

    In 1999, the Company and CIGNA reached an agreement through arbitration on the final statutory-basis values of the assets and liabilities reinsured. As a result, the Company's ceding commission for this transaction was reduced by $58.6 million.

    Subsequent to this transaction, the Company and LNY announced that they had reached an agreement to sell the administration rights to a variable annuity portfolio that had been acquired as part of the block of business assumed on January 2, 1998. This sale closed on October 12, 1998 with an effective date of September 1, 1998.

    On October 1, 1998, the Company and LNY entered into an indemnity reinsurance transaction whereby the Company and LNY reinsured 100% of a block of individual life insurance business from Aetna. The Company paid $856,300,000 to Aetna on October 1, 1998 under the terms of the reinsurance agreement and recognized a ceding commission expense of $815,300,000 in 1998, which is included in the Statement of Operations line item "Underwriting, acquisition, insurance and other expenses." At the time of closing, this block of business had statutory liabilities of $2,813,800,000 that became the Company's obligation. The Company also received assets, measured on a historical statutory-basis, equal to the liabilities. The Company financed this reinsurance transaction with proceeds from short-term debt borrowings from LNC until the December 18, 1998 surplus note was approved by the Insurance Department. Subsequent to the Aetna transaction, the Company and LNY announced that they had reached an agreement to retrocede the sponsored life business assumed for $87,600,000. The retrocession agreement closed on October 14, 1998 with an effective date of October 1, 1998.

    On November 1, 1999, the Company closed its previously announced agreement to transfer a block of disability income business to MetLife. Under this indemnity reinsurance agreement, the Company transferred $490,800,000 of cash to MetLife representing the statutory reserves transferred on this business less $17,800,000 of purchase price consideration. A gain on the reinsurance transaction of $71,800,000 was recorded directly in unassigned

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

10. RESTRICTIONS, COMMITMENTS AND CONTINGENCIES (CONTINUED) surplus and will be recognized in statutory earnings over the life of the business.

    The Company assumes insurance from other companies, including certain affiliates. At December 31, 1999, the Company provided $270,000,000 of statutory-basis surplus relief to other insurance companies under reinsurance transactions. The Company retroceded 100% of this accepted surplus relief to its off-shore reinsurance affiliates. Generally, such amounts are offset by corresponding receivables from the ceding company, which are secured by future profits on the reinsured business. However, the Company is subject to the risk that the ceding company may become insolvent and the right of offset would not be permitted.

    The regulatory required liability for unsecured reserves ceded to unauthorized reinsurers was $17,300,000 and $43,400,000 at December 31, 1999 and 1998, respectively.

    VULNERABILITY FROM CONCENTRATIONS
    At December 31, 1999, the Company did not have a material concentration of financial instruments in a single investee or industry. The Company's investments in mortgage loans principally involve commercial real estate. At December 31, 1999, 29% of such mortgages ($1,212,700,000) involved properties located in Texas and California. Such investments consist of first mortgage liens on completed income-producing properties and the mortgage outstanding on any individual property does not exceed $70,000,000.

    At December 31, 1999, the Company did not have a concentration of:
    1) business transactions with a particular customer, lender or distributor;
    2) revenues from a particular product or service; 3) sources of supply of labor or services used in the business; or 4) a market or geographic area in which business is conducted that makes it vulnerable to an event that is at least reasonably possible to occur in the near term and which could cause a severe impact to the Company's financial condition.

    OTHER CONTINGENCY MATTERS
    The Company is involved in various pending or threatened legal proceedings arising from the conduct of business. Most of these proceedings are routine in the ordinary course of business. The Company maintains professional liability insurance coverage for certain claims in excess of $5,000,000. The degree of applicability of this coverage will depend on the specific facts of each proceeding. In some instances, these proceedings include claims for compensatory and punitive damages and similar types of relief in addition to amounts for alleged contractual liability or requests for equitable relief. After consultation with legal counsel and a review of available facts, it is management's opinion that the ultimate liability, if any, under these proceedings will not have a material adverse affect on the financial position of the Company.

    With the recent filing of a lawsuit alleging fraud in the sale of interest sensitive universal and whole life insurance policies, the Company now has several such actions pending. While each of these lawsuits seeks class action status, the court has not certified a class in any of them. In each of these lawsuits, plaintiffs seek unspecified damages and penalties for themselves and on behalf of the putative class. While relief sought in these lawsuits is substantial, they are in the discovery stages of litigation, and it is premature to make assessments about potential loss, if any. Management intends to defend these lawsuits vigorously. The amount of liability, if any, which may arise as a result of these lawsuits cannot be reasonably estimated at this time. In another lawsuit, a settlement has been preliminarily approved by the court, and a class has been conditionally certified for settlement purposes. Two other similar lawsuits previously have been resolved and dismissed.

    The number of insurance companies that are under regulatory supervision has resulted, and is expected to continue to result, in assessments by state guaranty funds to cover losses to policyholders of insolvent or rehabilitated companies. Mandatory assessments may be partially recovered through a reduction in future premium taxes in some states. The Company has accrued for expected assessments net of estimated future premium tax deductions.

    GUARANTEES
    The Company has guarantees with off-balance-sheet risks whose contractual amounts represent

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

10. RESTRICTIONS, COMMITMENTS AND CONTINGENCIES (CONTINUED) credit exposure. Outstanding guarantees with off-balance-sheet risks at December 31, 1999 relate to mortgage loan pass-through certificates. The Company has sold commercial mortgage loans through grantor trusts that issued pass-through certificates. The Company has agreed to repurchase any mortgage loans which remain delinquent for 90 days at a repurchase price substantially equal to the outstanding principal balance plus accrued interest thereon to the date of repurchase. The outstanding guarantees as of December 31, 1999 and 1998 were $25,900,000 and $30,900,000, respectively.
    It is management's opinion that the value of the properties underlying these commitments is sufficient that in the event of default the impact would not be material to the Company. Accordingly, both the carrying value and fair value of these guarantees is zero at December 31, 1999 and 1998.

    DERIVATIVES
    The Company has derivatives with off-balance-sheet risks whose notional or contract amounts exceed the credit exposure. The Company has entered into derivative transactions to reduce its exposure to fluctuations in interest rates, the widening of bond yield spreads over comparable maturity U.S. government obligations, commodity risk, credit risk and foreign exchange risks. In addition, the Company is subject to the risks associated with changes in the value of its derivatives; however, such changes in value generally are offset by changes in the value of the items being hedged by such contracts.

    Outstanding derivatives with off-balance-sheet risks, shown in notional or contract amounts along with their carrying value and estimated fair values, are as follows:

                                                                 ASSETS (LIABILITIES)
                                                                 ---------------------------------
                                             NOTIONAL OR         CARRYING  FAIR    CARRYING  FAIR
                                             CONTRACT AMOUNTS    VALUE     VALUE   VALUE     VALUE
                                             -----------------------------------------------------
                                             DECEMBER 31         DECEMBER 31       DECEMBER 31
                                             1999      1998      1999      1999    1998      1998
                                             -----------------------------------------------------
                                             (IN MILLIONS)
                                             -----------------------------------------------------
   Interest rate derivatives:
     Interest rate cap agreements            $2,508.8  $4,108.8   $ 5.2    $  3.2   $ 9.3    $  .9
          ---------------------------------
     Swaptions                                1,837.5   1,899.5    12.2      10.8    16.2      2.5
          ---------------------------------
     Interest rate swaps                        630.9     258.3      --     (19.5)     --      9.9
          ---------------------------------
     Put options                                 21.3      21.3      --       1.9      --      2.2
          ---------------------------------  --------  --------   -----    ------   -----    -----
                                              4,998.5   6,287.9    17.4      (3.6)   25.5     15.5
   Foreign currency derivatives:
     Forward contracts                             --       1.5      --        --      --       --
          ---------------------------------
     Foreign currency swaps                      44.2      47.2      --       (.4)     --       .3
          ---------------------------------  --------  --------   -----    ------   -----    -----
                                                 44.2      48.7      --       (.4)     --       .3
   Commodity derivatives:
     Commodity swaps                               --       8.1      --        --      --      2.4
          ---------------------------------  --------  --------   -----    ------   -----    -----
                                             $5,042.7  $6,344.7   $17.4    $ (4.0)  $25.5    $18.2
                                             ========  ========   =====    ======   =====    =====

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

10. RESTRICTIONS, COMMITMENTS AND CONTINGENCIES (CONTINUED)
    A reconciliation of the notional or contract amounts for the significant programs using derivative agreements and contracts at December 31 is as follows:

                                                            INTEREST RATE CAPS            SWAPTIONS
                                                            -----------------------------------------------------
                                                            1999           1998           1999           1998
                                                            -----------------------------------------------------
                                                            (IN MILLIONS)
                                                            -----------------------------------------------------
   Balance at beginning of year                             $4,108.8       $4,900.0       $1,899.5       $1,752.0
   -------------------------------------------------------
   New contracts                                                  --          708.8             --          218.3
   -------------------------------------------------------
   Terminations and maturities                              (1,600.0)      (1,500.0)         (62.0)         (70.8)
   -------------------------------------------------------  --------       --------       --------       --------
   Balance at end of year                                   $2,508.8       $4,108.8       $1,837.5       $1,899.5
   -------------------------------------------------------  ========       ========       ========       ========

                                                                      INTEREST RATE SWAPS
                                                                      -----------------------
                                                                      1999          1998
                                                                      -----------------------
   Balance at beginning of year                                       $ 258.3       $    10.0
   ------------------------------------------------------------
   New contracts                                                        482.4         2,226.6
   ------------------------------------------------------------
   Terminations and maturities                                         (109.8)       (1,978.3)
   ------------------------------------------------------------       -------       ---------
   Balance at end of year                                             $ 630.9       $   258.3
   ------------------------------------------------------------       =======       =========

                                                                                         COMMODITY
                                                                 PUT OPTIONS             SWAPS
                                                                 ----------------------------------------
                                                                 1999        1998        1999        1998
                                                                 ----------------------------------------
   Balance at beginning of year                                  $21.3       $  --       $ 8.1       $ --
   ------------------------------------------------------------
   New contracts                                                    --        21.3          --        8.1
   ------------------------------------------------------------
   Terminations and maturities                                      --          --        (8.1)        --
   ------------------------------------------------------------  -----       -----       -----       ----
   Balance at end of year                                        $21.3       $21.3       $  --       $8.1
   ------------------------------------------------------------  =====       =====       =====       ====

                                                                 FOREIGN CURRENCY DERIVATIVES
                                                                 (FOREIGN INVESTMENTS)
                                                                 -------------------------------------------
                                                                                           FOREIGN CURRENCY
                                                                                           SWAPS
                                                                 FOREIGN EXCHANGE
                                                                 -------------------------------------------
                                                                 FORWARD CONTRACTS
                                                                 1999        1998          1999        1998
                                                                 -------------------------------------------
                                                                 (IN MILLIONS)
                                                                 -------------------------------------------
   Balance at beginning of year                                  $ 1.5       $ 163.1       $47.2       $15.0
   ------------------------------------------------------------
   New contracts                                                   2.7         419.8          --        39.2
   ------------------------------------------------------------
   Terminations and maturities                                    (4.2)       (581.4)       (3.0)       (7.0)
   ------------------------------------------------------------  -----       -------       -----       -----
   Balance at end of year                                        $  --       $   1.5       $44.2       $47.2
   ------------------------------------------------------------  =====       =======       =====       =====

    INTEREST RATE CAP AGREEMENTS
    The interest rate cap agreements, which expire in 2000 through 2006, entitle the Company to receive quarterly payments from the counterparties on specified future reset dates, contingent on future interest rates. For each cap, the amount of such payments, if any, is determined by the excess of a market interest rate over a specified cap rate multiplied by the notional amount divided by four. The purpose of the Company's interest rate cap agreement program is to protect its annuity line of business from the effect of rising interest rates. The

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

10. RESTRICTIONS, COMMITMENTS AND CONTINGENCIES (CONTINUED) premium paid for the interest rate caps is included in other investments (amortized costs of $5.2 million as of December 31, 1999) and is being amortized over the terms of the agreements. This amortization is included in net investment income.
    SWAPTIONS
    Swaptions, which expire in 2000 through 2003, entitle the Company to receive settlement payments from the counterparties on specified expiration dates, contingent on future interest rates. For each swaption, the amount of such settlement payments, if any, is determined by the present value of the difference between the fixed rate on a market rate swap and the strike rate multiplied by the notional amount. The purpose of the Company's swaption program is to protect its annuity line of business from the effect of rising interest rates. The premium paid for the swaptions is included in other investments (amortized cost of $12.2 million as of December 31, 1999) and is being amortized over the terms of the agreements. This amortization is included in net investment income.
    SPREAD LOCK AGREEMENTS
    Spread-lock agreements provide for a lump sum payment to or by the Company, depending on whether the spread between the swap rate and a specified government security is larger or smaller than a contractually specified spread. Cash payments are based on the product of the notional amount, the spread between the swap rate and the yield of an equivalent maturity government security and the price sensitivity of the swap at that time. The purpose of the Company's spread-lock program is to protect a portion of its fixed maturity securities against widening of spreads. While spreadlocks are used periodically, there are no spreadlock agreements outstanding at December 31, 1999.
    INTEREST RATE SWAP AGREEMENTS
    The Company uses interest rate swap agreements to hedge its exposure to floating rate bond coupon payments, replicating a fixed rate bond. An interest rate swap is a contractual agreement to exchange payments at one or more times based on the actual or expected price, level, performance or value of one or more underlying interest rates. The Company is required to pay the counterparty to the agreement the stream of variable interest payments based on the coupon payments hedged bonds, and in turn, receives a fixed payment from the counterparty at a predetermined interest rate. The net receipts/payments from interest rate swaps are recorded in net investment income. The Company also uses interest rate swap agreements to hedge its exposure to interest rate fluctuations related to the anticipated purchase of assets to support newly acquired blocks of business or to extend the duration of certain portfolios of assets. Once the assets are purchased the gains (losses) resulting from the termination of the swap agreements will be applied to the basis of the assets. The gains (losses) will be recognized in earnings over the life of the assets. The anticipated purchase of assets related to extending the duration of certain portfolios of assets is expected to be completed in 2000.
    PUT OPTIONS
    The Company uses put options, combined with various perpetual fixed income securities, and interest rate swaps to replicate fixed income, fixed maturity investments. The risk being hedged is a drop in bond prices due to credit concerns with international bond issuers. The put options allow the Company to put the bonds back to the counterparties at original par.
    FOREIGN CURRENCY DERIVATIVES
    The Company uses a combination of foreign exchange forward contracts and foreign currency swaps, which are traded over-the-counter, to hedge some of the foreign exchange risk of investments in fixed maturity securities denominated in foreign currencies. The foreign currency forward contracts obligate the Company to deliver a specified amount of currency at a future date at a specified exchange rate. A foreign currency swap is a contractual agreement to exchange the currencies of two different countries at a fixed rate of exchange in the future.
    COMMODITY SWAPS
    The Company used a commodity swap to hedge its exposure to fluctuations in the price of gold. A commodity swap is a contractual agreement to exchange a certain amount of a particular commodity for a fixed amount of cash. The Company owned a fixed income security that met its coupon

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

10. RESTRICTIONS, COMMITMENTS AND CONTINGENCIES (CONTINUED) payment obligations in gold bullion. The Company is obligated to pay to the counterparty the gold bullion, and in return, receives from the counterparty a stream of fixed income payments. The fixed income payments were the product of the swap notional multiplied by the fixed rate stated in the swap agreement. The net receipts or payments from commodity swaps were recorded in net investment income. The fixed income security was called in the third quarter of 1999 and the commodity swap expired.
    ADDITIONAL DERIVATIVE INFORMATION
    Expenses for the agreements and contracts described above amounted to $6,200,000, $10,000,000 and $7,000,000 in 1999, 1998 and 1997, respectively.
    Deferred gains of $100,000 as of December 31, 1999, were the result of terminated interest rate swaps. These gains are included with the related fixed maturity securities to which the hedge applied or as deferred liabilities and are being amortized over the life of such securities.
    The Company is exposed to credit loss in the event of nonperformance by counterparties on various derivative contracts. However, the Company does not anticipate nonperformance by any of the counterparties. The credit risk associated with such agreements is minimized by purchasing such agreements from financial institutions with long-standing, superior performance records. The amount of such exposure is essentially the net replacement cost or market value less collateral held for such agreements with each counterparty if the net market value is in the Company's favor. At
    December 31, 1999, the exposure was $8,500,000.
11. FAIR VALUE OF FINANCIAL INSTRUMENTS
    The following discussion outlines the methodologies and assumptions used to determine the estimated fair values of the Company's financial instruments. Considerable judgment is required to develop these fair values. Accordingly, the estimates shown are not necessarily indicative of the amounts that would be realized in a one-time, current market exchange of all of the Company's financial instruments.
    BONDS AND UNAFFILIATED COMMON STOCK
    Fair values of bonds are based on quoted market prices, where available. For bonds not actively traded, fair values are estimated using values obtained from independent pricing services. In the case of private placements, fair values are estimated by discounting expected future cash flows using a current market rate applicable to the coupon rate, credit quality and maturity of the investments. The fair values of unaffiliated common stocks are based on quoted market prices.
    PREFERRED STOCK
    Fair values of preferred stock are based on quoted market prices, where available. For preferred stock not actively traded, fair values are based on values of issues of comparable yield and quality.
    MORTGAGE LOANS ON REAL ESTATE
    The estimated fair value of mortgage loans on real estate was established using a discounted cash flow method based on credit rating, maturity and future income. The ratings for mortgages in good standing are based on property type, location, market conditions, occupancy, debt service coverage, loan to value, caliber of tenancy, borrower and payment record. Fair values for impaired mortgage loans are based on: 1) the present value of expected future cash flows discounted at the loan's effective interest rate; 2) the loan's market price; or 3) the fair value of the collateral if the loan is collateral dependent.
    POLICY LOANS
    The estimated fair values of investments in policy loans are calculated on a composite discounted cash flow basis using
    Treasury interest rates consistent with the maturity durations assumed. These durations are based on historical experience.
    OTHER INVESTMENTS AND CASH AND SHORT-TERM INVESTMENTS
    The carrying values for assets classified as other investments and cash and short-term investments in the accompanying statutory-basis balance sheets approximate their fair value.
    INVESTMENT-TYPE INSURANCE CONTRACTS
    The balance sheet captions, "Future policy benefits and claims" and "Other policyholder funds," include investment type insurance contracts (i.e.,

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

11. FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED) deposit contracts and guaranteed interest contracts). The fair values for the deposit contracts and certain guaranteed interest contracts are based on their approximate surrender values. The fair values for the remaining guaranteed interest and similar contracts are estimated using discounted cash flow calculations. These calculations are based on interest rates currently offered on similar contracts with maturities that are consistent with those remaining for the contracts being valued.
    The remainder of the balance sheet captions "Future policy benefits and claims" and "Other policyholder funds," that do not fit the definition of "investment-type insurance contracts" are considered insurance contracts. Fair value disclosures are not required for these insurance contracts and have not been determined by the Company. It is the Company's position that the disclosure of the fair value of these insurance contracts is important because readers of these financial statements could draw inappropriate conclusions about the Company's capital and surplus determined on a fair value basis. It could be misleading if only the fair value of assets and liabilities defined as financial instruments are disclosed.
    SHORT-TERM DEBT
    For short-term debt, the carrying value approximates fair value.
    SURPLUS NOTES DUE TO LNC
    Fair values for surplus notes are estimated using discounted cash flow analysis based on the Company's current incremental borrowing rate for similar types of borrowing arrangements.
    GUARANTEES
    The Company's guarantees include guarantees related to mortgage loan pass-through certificates. Based on historical performance where repurchases have been negligible and the current status, which indicates none of the loans are delinquent, the fair value liability for the guarantees related to the mortgage loan pass-through certificates is zero.
    DERIVATIVES
    The Company employs several different methods for determining the fair value of its derivative instruments. Fair values for these contracts are based on current settlement values. These values are based on quoted market prices for the foreign currency exchange contracts and industry standard models that are commercially available for interest rate cap agreements, swaptions, spread lock agreements, interest rate swaps, commodity swaps and put options.
    INVESTMENT COMMITMENTS
    Fair values for commitments to make investment in fixed maturity securities (primarily private placements), mortgage loans on real estate and real estate are based on the difference between the value of the committed investments as of the date of the accompanying balance sheets and the commitment date. These estimates would take into account changes in interest rates, the counterparties' credit standing and the remaining terms of the commitments. SEPARATE ACCOUNTS
    Assets held in separate accounts are reported in the accompanying statutory-basis balance sheets at fair value. The related liabilities are also reported at fair value in amounts equal to the separate account assets.

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

11. FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED)
    The carrying values and estimated fair values of the Company's financial instruments are as follows:

                                                    DECEMBER 31
                                                    -------------------------------------------------------------
                                                    1999                              1998
                                                    -------------------------------------------------------------
                                                    CARRYING                          CARRYING
   ASSETS (LIABILITIES)                             VALUE            FAIR VALUE       VALUE            FAIR VALUE
   --------------------------------------------------------------------------------------------------------------
                                                    (IN MILLIONS)
                                                    -------------------------------------------------------------
   Bonds                                            $ 22,985.0       $ 22,376.3       $ 23,830.9       $ 25,065.5
   -----------------------------------------------
   Preferred stocks                                      253.8            223.6            236.0            242.5
   -----------------------------------------------
   Unaffiliated common stocks                            166.9            166.9            259.3            259.3
   -----------------------------------------------
   Mortgage loans on real estate                       4,211.5          4,104.0          3,932.9          4,100.1
   -----------------------------------------------
   Policy loans                                        1,652.9          1,770.5          1,606.0          1,685.9
   -----------------------------------------------
   Other investments                                     426.6            426.6            434.4            434.4
   -----------------------------------------------
   Cash and short-term investments                     1,409.2          1,409.2          1,725.4          1,725.4
   -----------------------------------------------
   Investment-type insurance contracts:
     Deposit contracts and certain guaranteed
       interest contracts                            (17,730.4)       (17,364.3)       (17,845.8)       (17,486.4)
      --------------------------------------------
     Remaining guaranteed interest and similar
       contracts                                        (454.7)          (465.1)          (714.4)          (738.2)
      --------------------------------------------
   Short-term debt                                      (205.0)          (205.0)          (140.0)          (140.0)
   -----------------------------------------------
   Surplus notes due to LNC                           (1,250.0)        (1,022.1)        (1,250.0)        (1,335.1)
   -----------------------------------------------
   Derivatives                                            17.4             (4.0)            25.5             18.2
   -----------------------------------------------
   Investment commitments                                   --             (0.8)              --              (.6)
   -----------------------------------------------
   Separate account assets                            46,105.1         46,105.1         36,907.0         36,907.0
   -----------------------------------------------
   Separate account liabilities                      (46,105.1)       (46,105.1)       (36,907.0)       (36,907.0)
   -----------------------------------------------

12. ACQUISITIONS AND SALES OF SUBSIDIARIES
    In 1997, LNC contributed 25,000,000 shares of common stock of American States to the Company. American States is a property casualty insurance holding company of which LNC owned 83.3%. The contributed common stock was accounted for as a capital contribution equal to the fair value of the common stock received by the Company. Subsequently, the American States common stock owned by the Company, along with all other American States common stock owned by LNC and its affiliates, was sold. The Company received proceeds from the sale in the amount of $1,175,000,000. The Company recognized no gain or loss on the sale of its portion of the common stock due to the receipt of the stock at fair value. The proceeds from this sale of stock were used to partially finance the CIGNA indemnity reinsurance transaction.
13. TRANSACTIONS WITH AFFILIATES
    A wholly owned subsidiary of LNC, Lincoln Life and Annuity
    Distributors, Inc. ("LLAD"), has a nearly exclusive general agent's contract with the Company under which it sells the Company's products and provides the service that otherwise would be provided by a home office marketing department and regional offices. For providing these selling and marketing services, the Company paid LLAD override commissions of $60,400,000 and $76,700,000 in 1999 and 1998, respectively, and override commissions and operating expense allowances of $61,600,000 in 1997. LLAD incurred expenses of $113,400,000, $102,400,000 and

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

13. TRANSACTIONS WITH AFFILIATES (CONTINUED)
    $5,500,000 in 1999, 1998 and 1997, respectively, in excess of the override commissions and operating expense allowances received from the Company, which the Company is not required to reimburse. Effective in January 1998, the Company and LLAD agreed to increase the override commission expense and eliminate the operating expense allowance.
    Cash and short-term investments at December 31, 1999 and 1998 include the Company's participation in a short-term investment pool with LNC of $390,300,000 and $383,600,000, respectively. Related investment income amounted to $16,700,000, $16,800,000 and $15,500,000 in 1999, 1998 and 1997,
    respectively. Short-term loan payable to parent company at December 31, 1999 and 1998 represent notes payable to LNC.
    The Company provides services to and receives services from affiliated companies which resulted in a net payment of $49,400,000, $92,100,000 and $48,500,000 in 1999, 1998 and 1997, respectively.
    The Company cedes and accepts reinsurance from affiliated companies. Premiums in the accompanying statements of income include premiums on insurance business accepted under reinsurance contracts and exclude premiums ceded to other affiliated companies, as follows:

                           YEAR ENDED DECEMBER 31
                           1999     1998     1997
                           ------------------------
                           (IN MILLIONS)
                           ------------------------
   Insurance assumed       $ 19.7   $ 13.7   $ 11.9
   ----------------------
   Insurance ceded          777.6    290.1    100.3

    The balance sheets include reinsurance balances with affiliated companies as follows:

                             DECEMBER 31
                             1999           1998
                             -----------------------
                             (IN MILLIONS)
                             -----------------------
   Future policy benefits
   and claims assumed
                             $  413.7       $  197.3
   ------------------------
   Future policy benefits
   and claims ceded           1,680.4        1,125.0
   ------------------------
   Amounts recoverable on
   paid and unpaid losses       146.4           84.2
   ------------------------
   Reinsurance payable on
   paid losses                    8.8            6.0
   ------------------------
   Funds held under
   reinsurance treaties --
   net liability              2,106.4        1,375.4
   ------------------------

    Substantially all reinsurance ceded to affiliated companies is with unauthorized companies. To take a reserve credit for such reinsurance, the Company holds assets from the reinsurer, including funds held under reinsurance treaties, and is the beneficiary on letters of credit aggregating $917,300,000 and $318,300,000 at December 31, 1999 and 1998,
    respectively. The letters of credit are issued by banks and represent guarantees of performance under the reinsurance agreement. At December 31, 1999 and 1998, LNC had guaranteed $818,900,000 and $237,000,000, respectively, of these letters of credit. At December 31, 1999 and 1998, the Company has a receivable (included in the foregoing amounts) from affiliated insurance companies in the amount of $118,800,000 and $122,400,000, respectively, for statutory surplus relief received under financial reinsurance ceded agreements.
14. SEPARATE ACCOUNTS
    Separate account assets held by the Company consist primarily of long-term bonds, common stocks, short-term investments and mutual funds and are carried at market value. Substantially none of the separate accounts have any minimum guarantees and the investment risks associated with market

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

14. SEPARATE ACCOUNTS (CONTINUED)
    value changes are borne entirely by the policyholder.
    Separate account premiums, deposits and other considerations amounted to $4,572,600,000, $3,953,300,000 and $4,821,800,000 in 1999, 1998 and 1997,
    respectively. Reserves for separate accounts with assets at fair value were $45,198,900,000 and $36,145,900,000 at December 31, 1999 and 1998,
    respectively. All reserves are subject to discretionary withdrawal at market value.

    A reconciliation of transfers to (from) separate accounts is as follows:

                                                                 YEAR ENDED DECEMBER 31
                                                                 1999       1998           1997
                                                                 -----------------------------------
                                                                 (IN MILLIONS)
                                                                 -----------------------------------
   Transfers as reported in the Summary of Operations of the
   various separate accounts:
     Transfers to separate accounts                              $ 4,573.2  $ 3,954.9      $ 4,824.0
   ------------------------------------------------------------
     Transfers from separate accounts                             (4,933.8)  (4,069.8)      (2,943.8)
   ------------------------------------------------------------  ---------  ---------      ---------
   Net transfers to (from) separate accounts as reported in the
   Summary of Operations                                         $  (360.6) $  (114.9)     $ 1,880.2
   ------------------------------------------------------------  =========  =========      =========

15. CENTURY COMPLIANCE (UNAUDITED)
    The Year 2000 issue was complex and affected many aspects of the Company's business. The Company was particularly concerned with Year 2000 issues that related to the Company's computer systems and interfaces with the computer systems of vendors, suppliers, customers and business partners. From 1996 through 1999 the Company and its operating subsidiaries redirected a large portion of internal Information Technology ("IT") efforts and contracted with outside consultants to update systems to address Year 2000 issues. Experts were engaged to assist in developing work plans and cost estimates and to complete remediation activities.
    For the year ended December 31, 1999, the Company identified expenditures of $39,500,000 to address this issue. This brings the expenditures for 1996 through 1999 to $75,300,000. Because updating systems and procedures is an integral part of the Company's on-going operations, most of the expenditures shown above are expected to continue after all Year 2000 issues have been resolved. All Year 2000 expenditures have been funded from operating cash flows.
    The scope of the overall Year 2000 program included the following four major project areas: 1) addressing the readiness of business applications, operating systems and hardware on mainframe, personal computer and local area network platforms (IT); 2) addressing the readiness of non-IT embedded software and equipment (non-IT); 3) addressing the readiness of key business partners and 4) establishing Year 2000 contingency plans. The Company completed these projects prior to year-end.
    The Company's businesses have not identified any major problems in their business processing. Minor problems have been resolved quickly. The Company's businesses have not experienced any significant interruption in service to clients or business partners or in reporting to regulators.

REPORT OF INDEPENDENT AUDITORS

Board of Directors
The Lincoln National Life Insurance Company

We have audited the accompanying statutory-basis balance sheets of The Lincoln National Life Insurance Company (the "Company"), a wholly owned subsidiary of Lincoln National Corporation, as of December 31, 1999 and 1998, and the related statutory-basis statements of operations, changes in capital and surplus and cash flows for each of the three years in the period ended December 31, 1999. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described in Note 1 to the financial statements, the Company presents its financial statements in conformity with accounting practices prescribed or permitted by the Indiana Department of Insurance, which practices differ from accounting principles generally accepted in the United States. The variances between such practices and accounting principles generally accepted in the United States and the effects on the accompanying financial statements are also described in Note 1.

In our opinion, because of the effects of the matter described in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with accounting principles generally accepted in the United States, the financial position of The Lincoln National Life Insurance Company at December 31, 1999 and 1998, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 1999.

However, in our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of The Lincoln National Life Insurance Company at December 31, 1999 and 1998, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 1999, in conformity with accounting practices prescribed or permitted by the Indiana Department of Insurance.

January 31, 2000

                                    PART C
                               OTHER INFORMATION


Item 24.       Financial Statements and Exhibits

     (a)  List of Financial Statements

          1. Part A. The Table of Condensed Financial Information is included in Part A of this Registration Statement.

          2. Part B. The following financial statements for the Variable Account are included in Part B of this Registration
                    Statement:

                    Statement of Assets and Liability - December 31, 1999 Statement of Operations - Year ended December 31, 1999 Statements of Changes in Net Assets - Years ended December
                      31, 1999 and 1998
                    Notes to Financial Statements - December 31, 1999
                    Report of Ernst & Young LLP, Independent Auditors

          3. Part B. The following statutory-basis financial statements of The Lincoln National Life Insurance Company are included in Part B of this Registration Statement:

                    Balance Sheets - Statutory-Basis - Years ended December 31, 1999 and 1998
                    Statements of Operations - Statutory Basis - Years ended
                      December 31, 1999, 1998, and 1997
                    Statements of Changes in Capital and Surplus - Statutory
                      Basis - Years ended December 31, 1999, 1998 and 1997
                    Statements of Cash Flows - Statutory Basis - Years ended
                      December 31, 1999, 1998 and 1997
                    Notes to Statutory-basis Financial Statements - December 31,
                      1999
                    Report of Ernst & Young LLP, Independent Auditors



     (b)  Exhibits


          1(a). Resolution adopted by the Board of Directors of The Lincoln National Life Insurance Company on April 29, 1996 establishing the Lincoln National Variable Annuity Account L ("Account L")./1/

          1(b). Amendment dated December 2, 1996 adopted by the Board of Directors to resolution establishing Account L./2/


          2.        Not applicable.


          3(a).     Principal Underwriting Contract./1/


          3(b).     Broker-dealer sales agreement./1/


          4(a). Group Variable Annuity I Contract for The Lincoln National Life Insurance Company.

          4(b). Group Variable Annuity II Contract for The Lincoln National Life Insurance Company.

          4(c). Group Variable Annuity III Contract for The Lincoln National Life Insurance Company.

          4(d).     Endorsement to Group Annuity Contracts.

          4(e).     Group Annuity Amendment to the contract.

          4(f).     Endorsement to Certificate.

          5(a).     Application for Group Annuity Contract.


          5(b).     Participant Enrollment Form

          6(a). Articles of Incorporation of The Lincoln National Life Insurance Company./5/

          6(b).     Bylaws of The Lincoln National Life Insurance Company./6/

          7.        Not applicable.

          8(a). Services Agreement between Delaware Management Holdings, Inc., Delaware Service Company, Inc., and Lincoln National Life Insurance Company./7/

          8(b).     Fund Participation Agreement/Amendments for American
                    Century.

          8(c).     Fund Participation Agreement/Amendments for Baron.

          8(d). Participation Agreement between The Lincoln National Life Insurance Company and Dreyfus Life & Annuity Index Fund, Inc. and Dreyfus Variable Investment Fund./1/

          8(e).     Fund Participation Agreement/Amendments for Fidelity.

          8(f).     Fund Participation Agreement/Amendments for Janus.

          8(g). Fund Participation Agreement/Amendments for The Lincoln National Aggressive Growth Fund, Inc.

          8(h). Fund Participation Agreement/Amendments for The Lincoln National Social Awareness Fund, Inc.

          8(i).     Fund Participation Agreement/Amendments for Neuberger
                    Berman.

          8(j). Participation Agreement between The Lincoln National Life Insurance Company and T. Rowe Price International Services, Inc. and T. Rowe Price Investment Services, Inc./1/

          9. Consent and opinion of Jeremy Sachs, Senior Counsel, The Lincoln National Life Insurance Company, as to the legality of the securities being registered./1/

          10(a).    Consent of Ernst & Young LLP, Independent Auditors

          11.       Not applicable.

          12.       Not applicable.

          13.(a)    Schedule for Computation of Performance Quotations./3/

          13.(b) Supplement to Schedule for Computation of Performance Quotations./4/

          14.       Not applicable.

          15(a). Organizational Chart of Lincoln National Life Insurance Holding Company System.

          15(b).    Memorandum Concerning Books and Records.

          16(a).    Powers of Attorney-Todd R. Stephenson.

          16(b).    Powers of Attorney-Lawrence T. Rowland./8/

          16(c).    Powers of Attorney-Keith J. Ryan.

          16(d).    Powers of Attorney-H. Thomas McMeekin./8/

          16(e).    Powers of Attorney-Richard C. Vaughan./8/

          16(f).    Powers of Attorney-Jon A. Boscia.

          /1/ Incorporated herein by reference to Pre-effective Amendment No. 1 on Form N-4 filed by the Lincoln National Variable Annuity Account L of The Lincoln National Life Insurance Company with The Securities and Exchange Commission on September 26, 1996 (File No. 333-05827).

          /2/ Incorporated herein by reference to Post-effective Amendment No. 2 on Form N-4 filed by the Lincoln National Variable Annuity Account L of The Lincoln National Life Insurance Company on April 30, 1998 (File No. 333-04999).

          /3/ Incorporated herein by reference to Post-effective Amendment No. 1 on Form N-4 filed by the Lincoln National Variable Annuity Account L of The Lincoln National Life Insurance Company on April 30, 1997 (File No. 333-05827).


          /4/ Incorporated herein by reference to Post-effective Amendment No. 2 on Form N-4 filed by the Lincoln National Variable Annuity Account L of The Lincoln National Life Insurance Company on May 1, 1998 (File No. 333-5827).




          /5/ Incorporated by reference to the Registration Statement on Form S-6 (333-40745) filed November 21, 1997.

          /6/ Incorporated by reference to Post-effective Amendment No. 1 to the Registration Statement on Form N-4 (333-40937) filed on November 9, 1998.

          /7/ Incorporated herein by reference to the Registration Statement on Form N-1A (2-80741), Amendment No. 21 filed on April 10, 2000.

          /8/ Incorporated herein by reference to Post-effective Amendment No. 4 on Form N-4 filed by the Lincoln National Variable Annuity Account L of The Lincoln National Life Insurance Company on April 16, 1999 (File No. 333-5827).







Item 25.            Directors and Officers of the Depositor


The following list contains the officers and directors of The Lincoln National Life Insurance Company who are engaged directly or indirectly in activities relating to Lincoln National Variable Annuity Account L as well as the Contracts. The list also shows The Lincoln National Life Insurance Company's executive officers.


Name                                Positions and Offices
----                                ---------------------------------------
Jon A. Boscia**                     President and Director
John H. Gotta****                   Chief Executive Officer of Life Insurance,
                                    Senior Vice President, and Director
Stephen H. Lewis*                   Interim Chief Executive Officer of
                                    Annuities, Senior Vice President, and
                                    Director
H. Thomas McMeekin*****             Director
Cynthia A. Rose*                    Secretary and Assistant Vice President
Lawrence T. Rowland***              Executive Vice President and Director
Keith J. Ryan*                      Vice President, Controller and Chief
                                    Accounting Officer
Todd R. Stephenson*                 Senior Vice President, Chief Financial
                                    Officer and Assistant Treasurer
Eldon J. Summers*                   Second Vice President and Treasurer
Richard C. Vaughan**                Director
Roy V. Washington*                  Vice President and Chief Compliance Officer



* Principal business address is 1300 South Clinton Street, Fort Wayne, IN 46802-3506
**   Principal business address is Center Square West Tower, 1500 Market Street
     - Suite 3900, Philadelphia, PA 19102-2112
*** Principal business address is One Reinsurance Place, 1700 Magnavox Way, Fort Wayne, IN 46804-1538
**** Principal business address is 350 Church Street, Hartford, CT 06103 *****Principal business address is One Commerce Square, 2005 Market Street
     39/th/ floor, Philadelphia, PA 19103

Item 26. Persons Controlled by or Under Common Control with The Lincoln National Life Insurance Company ("Lincoln Life") or Lincoln National Variable Annuity Account L

Lincoln National Variable Annuity Account L is a separate account of Lincoln Life and may be deemed to be controlled by Lincoln Life although Lincoln Life will follow voting instructions of Contractholders with respect to voting on certain important matters requiring a vote of Contractholders.

See Exhibit 15(a): The Organizational Chart of Lincoln National Life Insurance Holding Company System is hereby incorporated herein by this reference.

Item 27.       Number of Contractholders


  As of March 31, 2000, Registrant had 484 Contractholders.


Item 28.       Indemnification

Under the Participation Agreements entered into between Lincoln Life and the Dreyfus Life & Annuity Index Fund, Inc., Dreyfus Variable Investment Fund and Dreyfus Corporation, Variable Insurance Products Funds I and II and Fidelity Distributors Corporation, Twentieth Century Management Company, and T. Rowe Price (the "Funds"), Lincoln Life and its directors, officers, employees, agents and control persons have been indemnified by the Funds against any losses, claims or liabilities that arise out of any untrue statement or alleged untrue statement or omission of a material fact in the Funds' registration statements, prospectuses or sales literature. In addition, the Funds will indemnify Lincoln Life against any liability, loss, damages, costs or expenses which Lincoln Life may incur as a result of the Funds' incorrect calculations, incorrect reporting and/or untimely reporting of the Funds' net asset values, dividend rates or capital gain distribution rates.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act of 1933 and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act of 1933 and will be governed by the final adjudication of such issue.


Item 29.       Principal Underwriter


     (a) Lincoln Financial Advisors Corporation also acts as the principal underwriter for Lincoln Life & Annuity Variable Annuity Account L, the VA-I Separate Account of UNUM Life Insurance Company of America, and the VA-1 Separate Account of First UNUM Life Insurance Company.

     (b)(1) The following table sets forth certain information regarding the officers and directors of Lincoln Financial Advisors Corporation:


NAME AND ADDRESS                   POSITIONS AND OFFICES
----------------
                                   WITH LINCOLN FINANCIAL ADVISORS CORPORATION
                                   -------------------------------------------
J. Michael Hemp*****               President and Director
John M. Behrendt**                 Vice President
Jeffrey C. Carleton*****           Vice President
Lucy D. Case**                     Vice President and Assistant Secretary
Matthew Lynch*****                 Vice President, Chief Financial Officer,
                                   Administrative Officer, and Director
C. Gary Shimmin*****               Vice President
Gary D. Giller****                 Director
Michael E. McMath*****             Senior Vice President and Director
Janet C. Chrzan***                 Vice President and Treasurer
Cynthia A. Rose*                   Secretary


* Principal business address of each person is 1300 S. Clinton Street, Fort Wayne, Indiana 46802.

** Principal business address of each person is 200 East Berry Street, Fort Wayne, Indiana 46802-2706.


***  Principal business address is Center Square West Tower, 1500 Market Street
     - Suite 3900, Philadelphia, PA 19102-2118

**** 7650 Rivers Edge Dr., Suite 250, Columbus, OH  43235.

*****350 Church Street, Hartford, CT 06103
     c)


Name of                                      Net Underwriting
Principal                                    Discounts and          Compensation    Brokerage
Underwriter                                  Commissions            on Redemption   Commissions  Compensation
-----------                                  ----------------       -------------   -----------  ------------
Lincoln Financial Advisors Corporation       None                   None            None         7,855,781

Item 30.  Location of Accounts and Records



Exhibit 15(b) is hereby expressly incorporated herein by this reference (to be updated).

Item 31.  Management Services

None

Item 32.  Undertakings and Representations


The Registrant hereby undertakes:

(a) to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in this registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted, unless otherwise permitted.

(b) to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information.

(c) To deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

                                403(b) ANNUITIES
                                ----------------

     The Registrant intends to rely on the no-action response dated November 28, 1988, from Ms. Angela C. Goelzer of the Commission staff to the American Council of Life Insurance concerning the redeemability of Section 403(b) annuity contracts and the Registrant has complied with the provisions of paragraphs (1)-
(4) thereof.

                                   TEXAS ORP
                                   ---------

     The Registrant intends to offer Contracts to Participants in the Texas Optional Retirement Program. In connection with that offering, Rule 6c-7 of the Investment Company Act of 1940 is being relied upon and paragraphs (a)-(d) of that Section will be complied with.


                                FEES AND CHARGES
                                ----------------

     The Lincoln National Life Insurance Company hereby represents that the fees and charges deducted under the Contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by The Lincoln National Life Insurance Company.

                                  SIGNATURES

(a) As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Amendment and has caused this Amendment to the Registration Statement to be signed on its behalf, in the City of Fort Wayne, and the State of Indiana of this 26th day of April, 2000.


                                LINCOLN NATIONAL VARIABLE ANNUITY
                                Account L - Group Variable Annuity
                                (Registrant)

                                   /s/ Kelly D. Clevenger
                                By:_____________________________
                                   Kelly D. Clevenger
                                   Vice President, LNL

                                By: THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
                                    (Depositor)

                                   /s/ Stephen H. Lewis
                                By:_____________________________
                                   Stephen H. Lewis
                                   (Signature-Officer of Depositor)
                                   Interim Chief Executive Officer & Senior
                                   Vice President, LNL
                                   (Title)

(b) As required by the Securities Act of 1993, this Amendment to the Registration Statement has been signed for the Depositors by the following persons in the capacities and on dates indicated.

Signature                   Title                              Date
---------                   -----                              ----

 **                         President and Director             April 26, 2000
------------------------    (Principal Executive Officer)
Jon A. Boscia


 *                          Executive Vice President           April 26, 2000
------------------------    and Director
Lawrence T. Rowland


 **                         Vice President, and Controller     April 26, 2000
------------------------    (Principal Accounting Officer)
Keith J. Ryan


 **                         Senior Vice President, Chief       April 26, 2000
------------------------    Financial Officer and Assistant
Todd R. Stephenson          Treasurer
                            (Principal Financial Officer)


                            Chief Executive Officer of         April   , 2000
________________________    Life Insurance, Senior Vice
John H. Gotta               President and Director


/s/ Stephen H. Lewis        Interim Chief Executive Officer    April 26, 2000
________________________    of Annuities, Senior Vice
Stephen H. Lewis            President and Director


 *                          Director                           April 26, 2000
------------------------
H. Thomas McMeekin


 *                          Director                           April 26, 2000
-----------------------
Richard C. Vaughan

    /s/ Steven M. Kluever   Pursuant to a Power of Attorney filed with
*By____________________     Post-Effective Amendment No. 4 to the
   Steven M. Kluever        Registration Statement


     /s/ Steven M. Kluever  Pursuant to a Power of Attorney filed with
**By ___________________    this Registration Statement
     Steven M. Kluever